As filed with the Securities and Exchange Commission on November 27, 2002.


                                                    1933 Act File No. 2-49560
                                                   1940 Act File No. 811-2429

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                          Pre-Effective Amendment No.
                         Post-Effective Amendment No. 63

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                                                       --
                                Amendment No. 51


                             USAA MUTUAL FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                 9800 Fredericksburg Road, San Antonio, TX 78288

               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (210) 498-0600
                                                            --------------

                            Mark S. Howard, Secretary
                             USAA MUTUAL FUND, INC.
                            9800 Fredericksburg Road
                           San Antonio, TX 78288-0227
                      -------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485

____ immediately  upon filing pursuant to paragraph (b)
_X__ on (December 1, 2002) pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph  (a)(1)
____ on (date)  pursuant  to  paragraph  (a)(1)
____ 75 days after  filing pursuant to paragraph (a)(2)
____ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                        Exhibit Index on Pages 663 - 668
                                                                  Page 1 of 804

                                     Part A


                              Prospectuses for the
           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
                  Income Stock Fund, Income Fund, Short-Term Bond Fund,
                 Money Market Fund, Science & Technology Fund,
                 First Start Growth Fund, Intermediate-Term Bond Fund,
              High-Yield Opportunities Fund, Small Cap Stock Fund,
                       Capital Growth Fund, and Value Fund

                               are included herein

                  Not included in this Post-Effective Amendment
                          are the Prospectuses for the
                 S&P 500 Index Fund, Extended Market Index Fund,
              Nasdaq-100 Index Fund, and Global Titans Index Fund

                                     Part A

                               Prospectus for the
                             Aggressive Growth Fund

                               is included herein

                                                                      PROSPECTUS
                                                                DECEMBER 1, 2002

                          USAA AGGRESSIVE GROWTH FUND

       AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    9

     FUND INVESTMENTS                                                    10

     FUND MANAGEMENT                                                     13

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         16

     HOW TO INVEST                                                       17

     HOW TO REDEEM                                                       20

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           22

     EXCHANGES                                                           23

     SHAREHOLDER INFORMATION                                             25

     FINANCIAL HIGHLIGHTS                                                29

     APPENDIX A                                                          31

     APPENDIX B                                                          34

     ADDITIONAL FUND INFORMATION                                         44


USAA Aggressive Growth Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is capital appreciation. We are the Fund's investment adviser. We have retained Marsico Capital Management, LLC (Marsico) to serve as subadviser of the Fund. Marsico is responsible for investing the Fund's assets.

              Marsico's   strategy  to  achieve  this  objective  is  to  invest
              primarily in the common stocks of large companies that are selected for their attractive growth potential.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 10 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are stock market risk and management risk.

               |_|STOCK MARKET RISK involves the  possibility  that the value of the Fund's investments in equity securities will decline regardless of the success or failure of the company's operations.

               |_|MANAGEMENT   RISK   involves   the   possibility    that   the
                  investment techniques and risk analyses used by the Fund's manager will not produce the desired results.

              Another risk described later in the prospectus includes the risks of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.

                                                                  3 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past ten years.

              TOTAL RETURN

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

USAA Aggressive Growth Fund - 4

--------------------------------------------------------------------------------

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              1992          -8.51%
                              1993           8.14%
                              1994          -0.81%
                              1995          50.42%
                              1996          16.47%
                              1997           7.56%
                              1998          22.22%
                              1999          91.09%
                              2000         -19.95%
                              2001         -33.38%

                            9-MONTH YTD TOTAL RETURN
                                -29.12% (9/30/02)

               BEST QUARTER*                   WORST QUARTER*
          51.19% 4th QTR. 1999              -34.20% 1st QTR. 2001

          * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

              The following table shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices.

              The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

                                                                  5 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the next page are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

              This may be particularly true for the period prior to June 28, 2002, which is the date on which Marsico assumed day-to-day management of the Fund's assets. Prior to that date, IMCO was solely responsible for managing the Fund's assets. See Appendix B for information about the performance of mutual funds and advisory accounts that Marsico manages in a way that is substantially similar to the way in which it manages the Fund's assets.

USAA Aggressive Growth Fund- 6

--------------------------------------------------------------------------------

================================================================================

                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                        SINCE
                                         PAST      PAST      PAST     INCEPTION
 AGGRESSIVE GROWTH FUND                1 YEAR    5 YEARS   10 YEARS   10/19/81
================================================================================
 Return Before Taxes                   -33.38%     6.02%     8.70%     10.84%
 Return After Taxes on Distributions   -33.38%     4.45%     6.77%      9.28%
 Return After Taxes on Distributions
   and Sale of Fund Shares             -20.33%     4.65%     6.51%      8.84%
.................................................................................
 Russell 1000 Growth Index* (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES,
   OR TAXES)                           -20.42%     8.27%    10.79%     13.73%o
.................................................................................
 Russell 2000 Index* (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES,
   OR TAXES)                             2.49%     7.52%    11.51%     11.95%o
.................................................................................
 S&P 500 Index* (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES, OR TAXES)       -11.88%    10.70%    12.93%     15.18%o
.................................................................................
 Lipper Large-Cap Growth Funds
   Index** (REFLECTS NO DEDUCTION
   FOR TAXES)                          -23.87%     7.50%    10.60%     14.01%o
.................................................................................
 Lipper Mid-Cap Growth Funds
   Index*** (REFLECTS NO DEDUCTION
   FOR TAXES)                          -21.07%     7.63%    10.59%       N/A

    * THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 2000 INDEX IS AN INDEX THAT CONSISTS OF THE 2000 SMALLEST COMPANIES IN THE RUSSELL 3000(R) INDEX, A WIDELY RECOGNIZED SMALL CAP INDEX. THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. THE RUSSELL 1000 GROWTH INDEX REPLACES THE RUSSELL 2000 INDEX AND THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX, BECAUSE THE RUSSELL 1000 GROWTH INDEX IS AN INDEX OF LARGE-CAP GROWTH STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH FOCUSES ON LARGE-CAP GROWTH STOCKS, THAN THE RUSSELL 2000 INDEX, WHICH IS AN INDEX OF SMALL CAP STOCKS, OR, THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

   ** THE LIPPER LARGE-CAP GROWTH FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF GREATER THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET

                                                                  7 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

       CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P 1500 INDEX. LARGE-CAP GROWTH FUNDS NORMALLY INVEST IN COMPANIES WITH LONG-TERM EARNINGS EXPECTED TO GROW SIGNIFICANTLY FASTER THAN THE EARNINGS OF THE STOCKS REPRESENTED IN A MAJOR UNMANAGED STOCK INDEX. THESE FUNDS WILL NORMALLY HAVE AN ABOVE-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE YEAR SALES GROWTH FIGURE, COMPARED TO THE S&P 500 INDEX. EFFECTIVE OCTOBER 18, 2002, THE LIPPER LARGE-CAP GROWTH FUNDS INDEX REPLACED THE LIPPER MID-CAP GROWTH FUNDS INDEX AS THE BENCHMARK INDEX USED FOR CALCULATING THE PERFORMANCE ADJUSTMENT THAT WILL INCREASE OR DECREASE THE BASE FEE DEPENDING ON THE PERFORMANCE OF THE FUND RELATIVE TO THE LIPPER INDEX. SEE FUND MANAGEMENT ON PAGE 13 FOR MORE INFORMATION ON THE PERFORMANCE ADJUSTMENT. THE CHANGE TO THE LIPPER LARGE-CAP GROWTH FUNDS INDEX WAS MADE BECAUSE MARSICO USES AN INVESTMENT STYLE WHEN MANAGING THE FUND'S ASSETS THAT MORE CLOSELY CORRELATES TO THE MANAGEMENT STYLE OF MUTUAL FUNDS WITHIN THE LIPPER LARGE-CAP GROWTH FUNDS INDEX.

  *** THE LIPPER MID-CAP GROWTH FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF LESS THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P 1500 INDEX. MID-CAP GROWTH FUNDS NORMALLY INVEST IN COMPANIES WITH LONG-TERM EARNINGS EXPECTED TO GROW SIGNIFICANTLY FASTER THAN THE EARNINGS OF THE STOCKS REPRESENTED IN A MAJOR UNMANAGED STOCK INDEX. THESE FUNDS WILL NORMALLY HAVE AN ABOVE-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE YEAR SALES GROWTH FIGURE, COMPARED TO THE S&P 400 INDEX.

    o THE PERFORMANCE OF THE RUSSELL 1000 GROWTH INDEX, THE RUSSELL 2000 INDEX, THE S&P 500 INDEX, AND THE LIPPER LARGE-CAP GROWTH FUNDS INDEX IS CALCULATED WITH A COMMENCEMENT DATE OF SEPTEMBER 30, 1981, WHILE THE FUND'S INCEPTION DATE IS OCTOBER 19, 1981. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.


              CURRENT PRICE AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund, through our USAA.COM web site once you have established Internet access. See page 19 for information on establishing
              Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual

USAA Aggressive Growth Fund - 8

--------------------------------------------------------------------------------

              fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    38

               [ARROW]  TICKER SYMBOL                  USAUX

               [ARROW]  NEWSPAPER SYMBOL               AvgGt
               ------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets.

 -------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES          (12b-1) FEES        EXPENSES             EXPENSES
--------------------------------------------------------------------------------
        .37%a             None             .62%                 .99%b

   A THE  PERFORMANCE  ADJUSTMENT FEE DID NOT IMPACT THE MANAGEMENT FEES FOR THE
     MOST RECENT FISCAL YEAR.


                                                                 9 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   B THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY,
     REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT, WHICH HAD NO IMPACT ON THE EXPENSE RATIO FOR THE MOST RECENT FISCAL YEAR.


  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
  ------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1)a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

--------------------------------------------------------------------------------
        1 YEAR           3 YEARS            5 YEARS           10 YEARS
--------------------------------------------------------------------------------
          $101             $315               $547             $1,213

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal strategy is the investment of its assets primarily in equity securities. These investments will tend to consist primarily of a diversified portfolio of stocks of large companies selected for their attractive growth potential. The term "equity securities" is used to include common stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

              As a temporary defensive measure because of market, economic, political, or other conditions, Marsico may invest up to 100% of

USAA Aggressive Growth Fund - 10

--------------------------------------------------------------------------------

              the Fund's assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

              Marsico generally will not trade the Fund's securities for short-term profits; however, if circumstances warrant, Marsico may need to actively and frequently trade Fund securities to achieve the Fund's principal investment strategy. The Fund's portfolio turnover rate will vary from year to year depending on market conditions. A high turnover rate increases transaction costs and may increase taxable capital gains; therefore, Marsico will carefully weigh the anticipated benefits of trading.

              STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

      [ARROW] MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

              Yes. While most of the Fund's assets will be invested in U.S. securities, Marsico may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets.

              FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

                                                                 11 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

              |_|EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.


              |_|POLITICAL RISK. Political risk includes a greater potential for
                 coups  d'etat,  revolts,  and   expropriation  by  governmental
                 organizations.

      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              Marsico invests mainly in the stocks of large companies selected for their attractive growth potential by using an approach that combines "top-down" analysis of economic and social trends with "bottom-up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment, and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and other economic and social trends. The bottom-up analysis emphasizes investments in well-known, high-quality companies with specific expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, strong management, and reasonable valuations in light of projected growth rates.

              Marsico may also invest through initial public offerings. Marsico may reduce or sell the Fund's investments in companies if their stock prices appreciate excessively in relation to fundamental prospects. Companies will also be sold if they fail to realize their growth potential or if there are more attractive opportunities elsewhere.

              For additional information about other securities in which Marsico may invest the Fund's assets, see APPENDIX A on page 31.

USAA Aggressive Growth Fund - 12

--------------------------------------------------------------------------------

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF OCTOBER 31, 2002
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

              For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee is computed at one-half of one percent (.50%) of the first $200 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets in excess of $200 million but not over $300 million, and one-third of one percent (.33%) for that portion of average net assets in excess of $300 million. The fee we received for the fiscal year ended July 31, 2002, was equal to .37% of average net assets.

                                                                 13 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

              The investment management fee for the Aggressive Growth Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment is calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

      --------------------------------------------------------------------------
      [ARROW] LIPPER INDEX
              LIPPER LARGE-CAP GROWTH FUNDS INDEX
      --------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
           +/- 100 to 400                                +/- 4
           +/- 401 to 700                                +/- 5
         +/- 701 and greater                             +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

USAA Aggressive Growth Fund - 14

--------------------------------------------------------------------------------

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              We have entered into an investment subadvisory agreement with Marsico, under which Marsico provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Fund's Board of Directors and IMCO.

              Marsico is located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202. Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans. As of September 30, 2002, Marsico had approximately $12.6 billion in assets.

              Marsico is compensated by IMCO out of the amounts we receive from the Fund.

              PORTFOLIO MANAGER

              Thomas F. Marsico, chief executive officer of Marsico, is primarily responsible for the day-to-day management of the Fund. Mr. Marsico has more than 20 years of experience as a securities analyst and portfolio manager. Prior to forming Marsico in 1997, Mr. Marsico was an executive vice president of the Janus Investment Fund from 1990 to 1997 and served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He also served in the same capacity for the Janus Growth & Income Fund from May 31, 1991 (inception date) through August 11, 1997.

                                                                 15 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of
              Directors, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

USAA Aggressive Growth Fund - 16

--------------------------------------------------------------------------------

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

                                                                 17 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instruments, these instruments must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA) accounts and $250 for IRAs]. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum amounts of monthly electronic investments.

              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

              INVESTART

                |_|No initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account.


USAA Aggressive Growth Fund - 18

--------------------------------------------------------------------------------

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open a new mutual fund account within an existing registration, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

              MAIL

                |_|To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your account,  call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

                                                                 19 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you  would  like  to open a new  account  or  exchange  to
                   another   Fund  in  the  USAA  family  of  funds,   call  for
                   instructions.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you

USAA Aggressive Growth Fund - 20

--------------------------------------------------------------------------------

              are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_| Access USAA.COM.

                |_| Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_| Send a signed fax to  1-800-292-8177,  or send a telegram to
                    USAA Shareholder Account Services.

                |_| Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_| Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

                                                                 21 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_| Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

USAA Aggressive Growth Fund - 22

--------------------------------------------------------------------------------

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or  exchange orders when in the best interest of the Fund

                |_|limit or  discontinue the  offering  of  shares  of  the Fund without notice to the shareholders

                |_|calculate the NAV per share  on a  business day that the NYSE is closed

                |_|impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                |_|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem  an account  with  less than ten  shares, with certain limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the

                                                                 23 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

              exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share
              purchases  also  apply  to  exchanges.   For  federal  income  tax
              purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 22.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

USAA Aggressive Growth Fund - 24

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a

                                                                 25 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

              particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of
              Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

USAA Aggressive Growth Fund - 26

--------------------------------------------------------------------------------

     --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FROM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from a Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

                                                                 27 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_| underreports dividend or interest income or

                |_| fails to certify that he or she is not subject to backup
                    withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

USAA Aggressive Growth Fund - 28

--------------------------------------------------------------------------------

              ELECTRONIC DELIVERY

              For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              The information for the year ended July 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund for the period August 1, 1997, through July 31, 2001, was audited by another independent accounting firm.

                                                                 29 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                       Year Ended July 31,
                     -----------------------------------------------------------
                          2002         2001       2000        1999        1998
                     -----------------------------------------------------------

Net asset value at
 beginning of period $    31.29  $    56.35  $    38.23  $    31.62  $   32.82
                     -----------------------------------------------------------

Income (loss) from
 investment operations:
 Net investment (loss)     (.20)a      (.22)a      (.22)a      (.17)a     (.12)a

 Net realized and
  unrealized gain (loss) (10.29)     (22.97)      20.65       10.77       1.26
                     -----------------------------------------------------------
Total from investment
 operations              (10.49)     (23.19)      20.43       10.60       1.14
                     -----------------------------------------------------------
Less distributions:
 From realized capital
  gains                    -          (1.87)      (2.31)      (3.99)     (2.34)
                     -----------------------------------------------------------
Net asset value at
 end of period       $    20.80  $    31.29  $    56.35  $    38.23  $   31.62
                     ===========================================================
Total return (%)*        (33.53)     (42.69)      56.71       43.14       3.91

Net assets at end of
 period (000)        $  730,143  $1,156,449  $1,981,674  $1,029,282  $ 736,450

Ratio of expenses to
 average net assets (%)**   .99b       .66b         .60         .72       .71

Ratio of net investment
 income to average net
 assets (%)**              (.77)       (.52)       (.42)       (.55)      (.38)

Portfolio turnover (%)   169.84       23.06       33.07       35.18      83.32


  * Assumes reinvestment of all realized capital gain distributions during the period. Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.

 ** For the year ended July 31, 2002, average net assets were $945,977,000.

(a) Calculated using average shares for the year ended July 31, 2002, average shares were 36,217,000.

(b) Reflects total expenses prior to any custodian fee offset arrangements, which had no impact on these ratios.


USAA Aggressive Growth Fund - 30

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE AGGRESSIVE GROWTH FUND AND TYPES OF SECURITIES IN WHICH ITS ASSETS MAY BE INVESTED:

              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              CONVERTIBLE SECURITIES

              The Fund's assets may be invested in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

              FORWARD CURRENCY CONTRACTS

              The Fund may hold securities denominated in foreign currencies. As a result, the value of these securities will be affected by changes in the exchange rate between the dollar and the foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract is an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. The Fund only enters into forward currency contracts when it enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.

                                                                 31 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              FUTURES

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. For more information on futures, see the statement of additional information.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures contracts, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts.

              GLOBAL DEPOSITARY RECEIPTS (GDRS)

              The Fund's assets may be invested in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              LENDING OF SECURITIES

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks

USAA Aggressive Growth - 32

--------------------------------------------------------------------------------

              to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).

              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 33 - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------

              PERFORMANCE INFORMATION FOR MARSICO

              The Fund has retained a subadviser, Marsico, to manage the Fund's assets. To assist prospective shareholders in making an informed decision and to further inform existing shareholders, this Appendix provides performance information regarding a comparable mutual fund managed by Marsico that has substantially similar investment objectives, policies, and strategies as the Fund (Related Performance Information). The average total returns of the comparable fund are presented in accordance with SEC performance rules. Marsico supplied the Related Performance Information from records which it maintains.

              IMCO requires Marsico to present to IMCO the performance of all substantially similar managed accounts and mutual funds to help ensure that Marsico is showing performance of all its managed accounts and mutual funds, not just its best performing accounts. Marsico has represented to IMCO that the Related Performance Information and associated disclosure are accurate and complete.

              The Related Performance Information is supplied by Marsico to IMCO on a net of advisory fee basis. Actual fees incurred by the Fund will be different and will vary depending on, among other things, the applicable fee schedule, and fund size. The Account Composite Performance would have been different had Marsico used the historical expense ratios of the Fund in its calculations. In addition, the performance of an appropriate unmanaged benchmark index, not adjusted for any fees or expenses, is provided.

              Finally,   please  note  the  following  cautionary  guideline  in
              reviewing this Appendix:

              RELATED PERFORMANCE INFORMATION IS NOT THE FUND'S OWN HISTORICAL PERFORMANCE AND IS NOT NECESSARILY AN INDICATION OF THE FUND'S FUTURE PERFORMANCE. The Fund's performance in the future will be different from Marsico's performance in advising

USAA Aggressive Growth Fund - 34

                                   APPENDIX B
--------------------------------------------------------------------------------

              substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the Fund and advisory accounts, different fees, expenses, performance calculation methods, portfolio size, and composition.


                             PERFORMANCE COMPARISON 1
[BAR CHART]

================================================================================

                                   1 YEAR ENDED                3 YEARS ENDED
                                    9/30/2002                   9/30/2002 2

MARSICO GROWTH FUND 3                  -6.42%                     -8.57%

USAA AGGRESSIVE GROWTH FUND 4         -14.77%                    -17.02%

RUSSELL 1000 GROWTH INDEX 5           -19.51%                    -12.12%

================================================================================

                                                                 35 - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------

1 Marsico does not have Related Performance Information dating back 5 years, 10 years, or to the inception of the USAA Aggressive Growth Fund. As a result, no performance is provided for the 5- and 10-year periods ended September 30, 2002, or for the period since inception (October 19, 1981) of the USAA Aggressive Growth Fund.

2  Annualized

3 At September 30, 2002, total composite assets in the Marsico Growth Fund were approximately $641.8 million.

4 Prior to June 28, 2002, the USAA Aggressive Growth Fund was managed solely by IMCO investment professionals.

5 The RUSSELL 1000 GROWTH INDEX measures the performance of the 1,000 companies with higher price-to-book ratios and higher forecasted growth values.


USAA Aggressive Growth Fund - 36

                                     NOTES

                                                                 37 - Prospectus

                                     NOTES

USAA Aggressive Growth Fund - 38

                                     NOTES

                                                                 39 - Prospectus

                                     NOTES

USAA Aggressive Growth Fund - 40

                                     NOTES

                                                                 41 - Prospectus

USAA AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Aggressive Growth Fund - 44

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS

               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)

                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

                                     Part A

                               Prospectus for the
                                   Growth Fund

                               is included herein

                                                                      PROSPECTUS
                                                                DECEMBER 1, 2002

                                USAA GROWTH FUND

       AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA GROWTH FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    8

     FUND INVESTMENTS                                                    10

     FUND MANAGEMENT                                                     13

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         18

     HOW TO INVEST                                                       18

     HOW TO REDEEM                                                       22

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           24

     EXCHANGES                                                           25

     SHAREHOLDER INFORMATION                                             26

     FINANCIAL HIGHLIGHTS                                                31

     APPENDIX A                                                          33

     ADDITIONAL FUND INFORMATION                                         36


USAA Growth Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is long-term growth of capital. We are the Fund's investment adviser. We have retained Dresdner RCM Global Investors LLC (Dresdner) and Marsico Capital Management, LLC (Marsico) to serve as subadvisers of the Fund. Dresdner and Marsico are responsible for managing the portion of the Fund's assets allocated to each of them by us. The strategy of Dresdner and Marsico to achieve the Fund's objective is to invest the Fund's assets in equity securities of companies that are selected for their growth potential.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 10 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are stock market risk and management risk.

                |_|STOCK MARKET RISK involves the possibility  that the value of the Fund's investments in equity securities will decline regardless of the success or failure of the company's operations.

                |_|MANAGEMENT   RISK   involves   the   possibility   that   the
                   investment techniques and risk analyses used by the Fund's managers will not produce the desired results.

              Another risk described later in the prospectus is the risk of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.

                                                                  3 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past ten years.

              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

USAA Growth Fund - 4

--------------------------------------------------------------------------------

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              1992           9.95%
                              1993           7.45%
                              1994           3.35%
                              1995          32.06%
                              1996          17.80%
                              1997           3.69%
                              1998          32.13%
                              1999          21.67%
                              2000         -19.06%
                              2001         -23.84%

                            9-MONTH YTD TOTAL RETURN
                                -33.79% (9/30/02)

              BEST QUARTER**                   WORST QUARTER**
          26.08% 4th Qtr. 1998              -25.51% 3rd Qtr. 2001

          ** PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

                                                                  5 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

              The following table shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices.

              The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the next page are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

              This may be particularly true for the period prior to June 28, 2002, which is the date on which Dresdner and Marsico each assumed day-to-day management of a portion of the Fund's assets. Prior to that date, IMCO was solely responsible for managing all of the Fund's assets.


USAA Growth Fund - 6

--------------------------------------------------------------------------------

================================================================================

                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                        SINCE
                                         PAST      PAST      PAST     INCEPTION
 GROWTH FUND                           1 YEAR    5 YEARS   10 YEARS     4/5/71
================================================================================
 Return Before Taxes                   -23.84%       .55%      6.92%    7.26%
 Return After Taxes on Distributions   -23.84%      -.72%      4.39%    5.55%
 Return After Taxes on Distributions
   and Sale of Fund Shares             -14.52%       .54%      4.90%    5.56%
.................................................................................

 Russell 1000 Growth Index* (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES,
   OR TAXES)                           -20.42%      8.27%     10.79%      N/A
.................................................................................
 S&P 500 Index* (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES, OR TAXES)       -11.88%     10.70%     12.93%    12.08%o
.................................................................................

 Lipper Large-Cap Growth Funds
   Index** (REFLECTS NO DEDUCTION
   FOR TAXES)                          -23.87%      7.50%     10.60%      N/A

    * THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. THE RUSSELL 1000 GROWTH INDEX
       REPLACES  THE  S&P  500  INDEX  AS  THE  FUND'S  COMPARABLE   BROAD-BASED
       SECURITIES INDEX, BECAUSE THE RUSSELL 1000 GROWTH INDEX IS AN INDEX OF LARGE-CAP GROWTH STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH FOCUSES ON LARGE-CAP GROWTH STOCKS, THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

   ** THE LIPPER LARGE-CAP GROWTH FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF GREATER THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P 1500 INDEX. LARGE-CAP GROWTH FUNDS NORMALLY INVEST IN COMPANIES WITH LONG-TERM EARNINGS EXPECTED TO GROW SIGNIFICANTLY FASTER THAN THE EARNINGS OF THE STOCKS REPRESENTED IN A MAJOR UNMANGED STOCK INDEX.

    o THE PERFORMANCE OF THE S&P 500 INDEX IS CALCULATED WITH A COMMENCEMENT DATE OF MARCH 31, 1971, WHILE THE FUND'S INCEPTION DATE IS APRIL 5, 1971. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

                                                                  7 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

              CURRENT PRICE AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund, through our USAA.COM web site once you have established Internet access. See page 20 for information on establishing
              Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    41

               [ARROW]  TICKER SYMBOL                  USAAX

               [ARROW]  NEWSPAPER SYMBOL               Grwth
               ------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and

USAA Growth Fund - 8

--------------------------------------------------------------------------------

              request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses before waivers during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets (ANA).

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES           (12b-1) FEES       EXPENSES             EXPENSES
--------------------------------------------------------------------------------
       .74%a              None              .48%                1.22%b,c

  A INCLUDES THE IMPACT OF A PERFORMANCE ADJUSTMENT FEE THAT DECREASED THE MANAGEMENT FEE BY 0.01% FOR THE MOST RECENT FISCAL YEAR.

  B THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY, REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT, WHICH HAD NO IMPACT ON THE EXPENSE RATIO FOR THE MOST RECENT FISCAL YEAR.

  C WE HAVE VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.00% OF ITS ANA, EXCLUDING CREDITS FROM FEE OFFSET ARRANGEMENTS, AND TO REIMBURSE THE FUND FOR ALL EXPENSES IN EXCESS OF THIS AMOUNT. WE CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. WITH THIS REIMBURSEMENT, THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES WERE AS
     FOLLOWS:

                                REIMBURSEMENT
                                  FROM USAA             ACTUAL FUND
           TOTAL ANNUAL          INVESTMENT         OPERATING EXPENSES
          FUND OPERATING         MANAGEMENT                AFTER
             EXPENSES              COMPANY             REIMBURSEMENT
     -----------------------------------------------------------------------
               1.22%                .22%                   1.00%

  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
  ------------------------------------------------------------------------------

                                                                  9 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming
              (1) a 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

--------------------------------------------------------------------------------
        1 YEAR           3 YEARS            5 YEARS           10 YEARS
--------------------------------------------------------------------------------
         $124              $387               $670             $1,477

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

     [ARROW]  WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal strategy is the investment of its assets primarily in common stocks. The Fund's investments will consist primarily of a diversified portfolio of stocks of companies selected for their growth potential. Dresdner and Marsico may also invest the Fund's assets in warrants, rights, real estate investment trusts, convertible securities, and in nonconvertible debt securities when they believe these securities will offer a good prospect for appreciation. However, Dresdner and Marsico will limit the Fund's investment in convertible securities to 5% of the value of the Fund's net assets at the time these securities are purchased.

              As a temporary defensive measure because of market, economic, political, or other conditions, Dresdner and Marsico may invest up to 100% of the Fund's total assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

USAA Growth Fund - 10

--------------------------------------------------------------------------------

              STOCK MARKET RISK. Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's managers will produce the desired results.

     [ARROW]  MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

              Yes. While most of the Fund's assets will be invested in U.S. securities, Dresdner and Marsico may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

              FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

              |_|EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

              |_|POLITICAL RISK. Political risk includes a greater potential for
                 coups   d'etat,  revolts,  and  expropriation  by  governmental
                 organizations.

                                                                 11 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

     [ARROW]  HOW ARE THE DECISIONS TO BUY AND SELL COMMON STOCKS MADE?

              Marsico uses an approach that combines "top-down" analysis of economic and social trends with "bottom-up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment, and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and other economic and social trends. The bottom-up analysis emphasizes investments in well-known, high-quality companies with specific expertise or dominance, franchise durability, and pricing power, solid fundamentals such as strong balance sheets, strong management, and reasonable valuations in light of projected growth rates. Marsico may reduce or sell the Fund's investments in companies if their stock prices appreciate excessively in relation to fundamental prospects. Companies will also be sold if they fail to realize their growth potential or if there are more attractive opportunities elsewhere.

              In analyzing specific companies for possible investments, Dresdner's portfolio management team ordinarily looks at a company's growth and quality characteristics and evaluates all stocks on their valuation characteristics. Dresdner seeks to invest in companies that offer long-term sustainable growth in earnings, revenues, and/or cash flow; have strong management and financial statements; and possess other good relative and absolute risk-adjusted return characteristics. Dresdner uses an approach that emphasizes fundamental research and maintains a research staff that monitors a broad universe of stocks for comparative purposes. It makes use of contacts at several levels within companies, and, where appropriate, with a company's competitors, end-users, and suppliers. The analysts in Dresdner's research department follow a global universe of companies to determine whether they are good candidates for investment, and communicate recommended action on either the buy or the sell side to the portfolio management team. In addition to its fundamental

USAA Growth Fund - 12

--------------------------------------------------------------------------------

              research activities, Dresdner utilizes research produced by Grassroots SM Research, an operating group within Dresdner. Grassroots SM Research augments traditional Wall Street research methods by seeking to verify (or disprove) market information pertaining to various companies and/or industries and by identifying and analyzing marketplace trends.

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF OCTOBER 31, 2002
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

                                                                 13 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

              For our services, the Fund pays us an annual fee. The fee is computed at three-fourths of one percent (.75%) of average net assets. The fee we received for the fiscal year ended July 31, 2002, after we made reimbursements to the Fund, was equal to .52% of average net assets. We have voluntarily agreed to waive our annual management fee to the extent that total expenses of the Fund exceed 1.00% of the Fund's average annual net assets. We can modify or terminate this arrangement at any time.

              The investment management fee for the Growth Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment is calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance will consist of the current month plus the previous 35 months.

      --------------------------------------------------------------------------
      [ARROW] LIPPER INDEX
              LIPPER MULTI-CAP CORE FUNDS INDEX
      --------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

USAA Growth Fund - 14

--------------------------------------------------------------------------------

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
            +/- 100 to 400                               +/- 4
            +/- 401 to 700                               +/- 5
          +/- 701 and greater                            +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              We have entered into investment subadvisory agreements with Dresdner and Marsico, under which Dresdner and Marsico direct the investment and reinvestment of the Fund's assets (as allocated by IMCO) and determines the composition of such assets in accordance with the Fund's investment objective, policies, and restrictions, subject to the supervision of the Fund's Board of Directors and IMCO.

              Dresdner is located at 4 Embarcadero Center, San Francisco, California 94111. As of September 30, 2002, Dresdner and its advisory affiliates had approximately $42.6 billion in assets under management.

              Marsico is located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202. Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities, and retirement plans. As of September 30, 2002, Marsico had approximately $12.6 billion in assets.

                                                                 15 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

              Dresdner and Marsico are compensated by IMCO out of the amounts we receive from the Fund.

              PORTFOLIO MANAGERS

              DRESDNER

              The Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the portion of the Fund's assets allocated to Dresdner. The Large-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Seth Reicher and Mary Bersot.

              Seth A. Reicher, CFA, is managing director, co-CIO, a senior portfolio manager on the U.S. Large-Cap Equity Portfolio Management Team, a member of the Dresdner RCM Global Investment Policy Committee, and leads the San Francisco Quantitative Equity Team. His investment experience began in 1986 as an Analyst and then portfolio manager at Associated Capital and later Capitalcorp Asset Management. Mr. Reicher began at Dresdner in 1993 as a quantitative analyst and soon after became an assistant portfolio manager to the Core Portfolio Management Team. He is a Chartered Financial Analyst and a member of the Security Analysts Society of San Francisco and the Association of Investment Management and Research. Mr. Reicher received his BBA in Finance, cum laude, from the University of Massachusetts, Amherst and holds a Certificate in International Business from the University of Copenhagen, Denmark.

              Mary Bersot, CFA, is managing director, co-CIO and senior portfolio manager, U.S. Large-Cap Equities. She had over 25 years of experience managing equities before joining Dresdner in 1999 as a director and portfolio manager on the U.S. Large-Cap Equity Group Management Team. Her investment experience began in 1974 as a portfolio manager at Wells Fargo Bank where she managed investments for trusts, foundations,
USAA Growth Fund - 16

--------------------------------------------------------------------------------

              endowments, and corporations. In 1986 she joined Citicorp Trust of California as a vice president and portfolio manager and left there in 1990 to join McMorgan & Co. of San Francisco as a senior vice president where she contributed to the firm's ability to grow equity assets under management from $2 billion to $14 billion. She is a member of the Security Analysts Society of San Francisco and the Association of Investment Management and Research. Ms Bersot received her BA from the University of Oregon.

              MARSICO

              Thomas F. Marsico, chief executive officer of Marsico, is primarily responsible for the day-to-day management of the Fund. Mr. Marsico has more than 20 years of experience as a securities analyst and portfolio manager. Prior to forming Marsico in 1997, Mr. Marsico was an executive vice president of the Janus Investment Fund from 1990 to 1997 and served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He also served in the same capacity for the Janus Growth & Income Fund from May 31, 1991 (inception date) through August 11, 1997.

              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of
              Directors, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadvisers, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

                                                                 17 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial

USAA Growth Fund - 18

--------------------------------------------------------------------------------

              account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

                                                                 19 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instruments, these instruments must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA) accounts and $250 for IRAs]. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum amounts of monthly electronic investments.

              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

              INVESTART

                |_|No initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.


USAA Growth Fund - 20

--------------------------------------------------------------------------------

              MAIL

                |_|To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your account,  call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you would  like to  open  a  new account  or  exchange  to
                   another  Fund  in  the   USAA  family  of  funds,   call  for
                   instructions.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected

                                                                 21 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

                   purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART


USAA Growth Fund - 22

--------------------------------------------------------------------------------

              OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_| Access USAA.COM.

                |_| Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_| Send a signed fax to  1-800-292-8177,  or send a telegram to
                    USAA Shareholder Account Services.

                |_| Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_| Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirma-

                                                                 23 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------


              tions of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_| Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders when in the best interest of the Fund

                |_|limit or  discontinue  the  offering of  shares  of  the Fund without notice to the shareholders

                |_|calculate the NAV per share on a business day  that  the NYSE is closed

                |_|impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for


USAA Growth Fund - 24

--------------------------------------------------------------------------------

                   example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                |_|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem  an account with  less  than ten shares,  with certain limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE

                                                                25 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

              (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 23.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

USAA Growth Fund - 26

--------------------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of
              Directors, will use all relevant, available information to determine a fair value for the affected portfolios.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.

                                                                27 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

     --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FROM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

USAA Growth Fund - 28

--------------------------------------------------------------------------------

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from a Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_|underreports dividend or interest income or

                |_|fails to certify that he or she is not subject to backup
                   withholding.

                                                                29 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


USAA Growth Fund - 30

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              This information for the year ended July 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund for the period August 1, 1997, through July 31, 2001, was audited by another independent public accounting firm.


                                                                 31 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

                                       Year Ended July 31,
                     -----------------------------------------------------------
                        2002        2001       2000         1999       1998
                     -----------------------------------------------------------
Net asset value at
 beginning of period $    15.74  $    24.50  $    24.03  $    20.04  $    23.66
                     -----------------------------------------------------------
Income (loss) from
 investment
 operations:
 Net investment (loss)
  income                   (.04) a     (.07) a     (.03) a      .04         .01
 Net realized and
  unrealized gain (loss)  (5.36)      (8.18)       3.06        4.72       (1.31)
                     -----------------------------------------------------------
Total from investment
 operations               (5.40)      (8.25)       3.03        4.76       (1.30)
                     -----------------------------------------------------------
Less distributions:
 From net investment
  income                    _          _           (.02)       (.03)       (.09)
 From realized capital
  gains                     _          (.51)      (2.54)       (.74)      (2.23)
                     -----------------------------------------------------------
Total distributions         _          (.51)      (2.56)       (.77)      (2.32)
                     -----------------------------------------------------------
Net asset value at
 end of period       $    10.34  $    15.74  $    24.50  $    24.03  $    20.04
                     ===========================================================
Total return (%)*        (34.31)     (34.34)      14.13       24.92       (4.91)

Net assets at end of
 period (000)        $  728,286  $1,188,743  $1,874,570  $1,683,008  $1,403,573

Ratio of expenses
 to average net
 assets (%)**              1.00 b       .99 b       .96         .97         .96

Ratio of expenses to
 average net
 assets excluding
 reimbursements (%)**      1.22 b        n/a         n/a         n/a         n/a

Ratio of net
 investment income
 (loss) to average
 net assets (%)**          (.27)       (.39)       (.11)        .18         .04

Portfolio turnover (%)   114.41      101.08      133.43       39.60       68.93

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.

**  For the year ended July 31, 2002, average net assets were $979,902,000.

(a) Calculated using average shares. For the year ended July 31, 2002, average shares were 73,553,000.

(b) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

USAA Growth Fund - 32

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE GROWTH FUND AND TYPES OF SECURITIES IN WHICH ITS ASSETS MAY BE INVESTED:

              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              CONVERTIBLE SECURITIES

              The Fund's assets may be invested in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

              FORWARD CURRENCY CONTRACTS

              The Fund may hold securities denominated in foreign currencies. As a result, the value of these securities will be affected by changes in the exchange rate between the dollar and the foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract is an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. The Fund only enters into forward currency contracts when it enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.

                                                                 33 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              FUTURES

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as currency or an index of securities, at a future time at a specified price. For more information on futures, see the statement of additional information.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures contracts, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts.

              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              LENDING OF SECURITIES

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrow. The value of the securities loaned may


USAA Growth Fund - 34

--------------------------------------------------------------------------------

              not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).

              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 35 - Prospectus

USAA GROWTH FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Growth Fund - 36

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS

               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)

                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

                                     Part A

                               Prospectus for the
                              Growth & Income Fund

                               is included herein

                                                                      PROSPECTUS
                                                                DECEMBER 1, 2002

                           USAA GROWTH & INCOME FUND

AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    9

     FUND INVESTMENTS                                                    10

     FUND MANAGEMENT                                                     12

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         16

     HOW TO INVEST                                                       16

     HOW TO REDEEM                                                       20

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           22

     EXCHANGES                                                           23

     SHAREHOLDER INFORMATION                                             24

     FINANCIAL HIGHLIGHTS                                                28

     APPENDIX A                                                          30

     APPENDIX B                                                          33

     ADDITIONAL FUND INFORMATION                                         36

USAA Growth & Income Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's primary investment objective is capital growth and its secondary investment objective is current income. We are the Fund's investment adviser. We have retained Wellington Management Company, LLP (Wellington Management) to serve as subadviser to the Fund.

              The Fund's strategy is to identify through fundamental analysis market-leading companies of all market cap sizes in industry sectors with favorable growth prospects. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. The key characteristics of high quality companies favored by the Fund include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 10 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are stock market risk and management risk.

                |_|STOCK MARKET RISK involves the possibility  that the value of the Fund's investments in equity securities will decline regardless of the success or failure of the company's operations.

                                                                  3 - Prospectus

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

                |_|MANAGEMENT   RISK   involves   the   possibility   that   the
                   investment techniques and risk analyses used by the Fund's manager will not produce the desired results.

              Additional risks of the Fund described later in the prospectus include the risks of investing in foreign securities and in real estate investment trusts (REITs). As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.


USAA Growth & Income Fund - 4

--------------------------------------------------------------------------------
              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              1994*          1.29%
                              1995          31.57%
                              1996          23.04%
                              1997          26.04%
                              1998           6.46%
                              1999          14.11%
                              2000           2.99%
                              2001          -6.13%

                    * FUND BEGAN OPERATIONS ON JUNE 1, 1993.

                            9-MONTH YTD TOTAL RETURN
                               -26.66% (9/30/02)

              BEST QUARTER**                   WORST QUARTER**
          17.52% 4th Qtr. 1998              -17.48% 3rd Qtr. 1998

          ** PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

              The following table shows how the Fund's average annual total returns for the one- and five-year periods, as well as the life of the Fund, compared to those of relevant securities market indices.

                                                                  5 - Prospectus

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

              The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the next page are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

              This may be particularly true for the period prior to June 28, 2002, which is the date on which Wellington Management assumed day-to-day management of the Fund's assets. Prior to that date, IMCO was solely responsible for managing the Fund's assets. See
              APPENDIX B for information about the performance of advisory accounts Wellington Management manages in a way that is substantially similar to the way in which it manages the Fund.

USAA Growth & Income Fund - 6

--------------------------------------------------------------------------------

================================================================================

                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                     SINCE
                                             PAST      PAST        INCEPTION
 GROWTH & INCOME FUND                      1 YEAR    5 YEARS        6/1/93
================================================================================
  Return Before Taxes                       -6.13%      8.16%       11.49%
  Return After Taxes on Distributions       -7.00%      6.92%       10.20%
  Return After Taxes on Distributions
   and Sale of Fund Shares                  -3.20%      6.34%        9.21%
.................................................................................

  Russell 3000 Index* (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES, OR TAXES) -11.46%     10.14%       13.10%o
.................................................................................
  S&P 500 Index* (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES, OR TAXES)           -11.88%     10.70%       13.65%o
.................................................................................
  Lipper Multi-Cap Core Funds
   Index** (REFLECTS NO DEDUCTION
   FOR TAXES)                              -10.76%      9.32%       12.03%o
.................................................................................
  Lipper Large-Cap Core Funds
   Index*** (REFLECTS NO DEDUCTION
   FOR TAXES)                              -12.82%      9.59%       11.88%o

    * THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. THE RUSSELL 3000 INDEX REPLACES THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX, BECAUSE THE RUSSELL 3000 INDEX IS AN INDEX OF MULTI-CAP GROWTH AND VALUE STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH FOCUSES ON MULTI-CAP GROWTH AND VALUE STOCKS, THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

   ** THE LIPPER MULTI-CAP CORE FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE FOR THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST IN A VARIETY OF MARKET CAPITALIZATION RANGES WITHOUT CONCENTRATING 75% OF THEIR EQUITY ASSETS IN ANY ONE MARKET CAPITALIZATION RANGE OVER AN EXTENDED PERIOD OF TIME. MULTI-CAP FUNDS TYPICALLY HAVE BEEN BETWEEN 25% TO 75% OF THEIR ASSETS INVESTED IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR
       WEIGHTED BASIS) ABOVE 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE 1500 INDEX. THESE FUNDS TYPICALLY HAVE AN AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE-YEAR SALES-PER-SHARE GROWTH VALUE, COMPARED TO THE S&P SUPERCOMPOSITE 1500 INDEX. EFFECTIVE OCTOBER 18, 2002, THE LIPPER MULTI-CAP CORE FUNDS INDEX REPLACED THE LIPPER LARGE-CAP CORE FUNDS INDEX AS THE BENCHMARK INDEX USED FOR CALCULATING THE PERFORMANCE ADJUSTMENT THAT WILL INCREASE OR DECREASE THE BASE FEE DEPENDING ON THE PERFORMANCE OF THE FUND RELATIVE TO THE LIPPER INDEX. SEE FUND MANAGEMENT ON PAGE 12 FOR MORE INFORMATION ON THE PERFORMANCE ADJUSTMENT. THE
                                                                  7 - Prospectus

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

       CHANGE TO THE LIPPER MULTI-CAP CORE FUNDS INDEX WAS MADE BECAUSE WELLINGTON MANAGEMENT USES AN INVESTMENT STYLE WHEN MANAGING THE FUND'S ASSETS THAT MORE CLOSELY CORRELATES TO THE MANAGEMENT STYLE OF MUTUAL FUNDS WITHIN THE LIPPER MULTI-CAP CORE FUNDS INDEX.

  *** THE LIPPER LARGE-CAP CORE FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF GREATER THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P 1500 INDEX. THESE FUNDS WILL NORMALLY HAVE AN ABOVE-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE-YEAR SALES GROWTH FIGURE, COMPARED TO THE S&P 500 INDEX.

    o THE PERFORMANCE OF THE RUSSELL 3000 INDEX, S&P 500 INDEX, LIPPER MULTI-CAP CORE FUNDS INDEX, AND THE LIPPER LARGE-CAP CORE FUNDS INDEX IS CALCULATED WITH A COMMENCEMENT DATE OF MAY 31, 1993, WHILE THE FUND'S
       INCEPTION DATE IS JUNE 1, 1993. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

              CURRENT PRICE AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund, through our USAA.COM web site once you have established Internet access. See page 18 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    37

               [ARROW]  TICKER SYMBOL                  USGRX

               [ARROW]  NEWSPAPER SYMBOL               Gr&Inc
               ------------------------------------------------

USAA Growth & Income Fund - 8

--------------------------------------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets.

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES           (12b-1) FEES       EXPENSES             EXPENSES
--------------------------------------------------------------------------------
       .60%a             None               .45%                 1.05%b

   A THE  PERFORMANCE  ADJUSTMENT FEE DID NOT IMPACT THE MANAGEMENT FEES FOR THE
     MOST RECENT FISCAL YEAR.

   B THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY,
     REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT, WHICH HAD NO IMPACT ON THE EXPENSE RATIO FOR THE MOST RECENT FISCAL YEAR.


                                                                  9 - Prospectus

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
  ------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

--------------------------------------------------------------------------------
        1 YEAR           3 YEARS            5 YEARS           10 YEARS
--------------------------------------------------------------------------------
         $107              $334               $579             $1,283

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal investment strategy is the investment of assets primarily in equity securities that show the best potential for total return through a combination of capital appreciation and income. The assessment of potential return is based on an analysis of earnings and earnings growth, relative value, and company management. The term "equity securities" is used to include common stocks, securities convertible into common stocks, securities that carry the right to buy common stocks, and real estate investment trusts (REITs). Wellington Management will limit the Fund's investment in convertible securities to 5% of the value of the Fund's net assets at the time these securities are purchased. Wellington Management may also invest in convertible debt securities and nonconvertible preferred stock.

USAA Growth & Income Fund - 10

--------------------------------------------------------------------------------

              As a temporary defensive measure because of market, economic, political, or other conditions, Wellington Management may invest up to 100% of the Fund's assets in investment-grade short- term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

              STOCK MARKET RISK. Because this Fund invests in equity securites, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

              REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws.

      [ARROW] MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

              Yes. While most of the Fund's assets will be invested in U.S. securities, Wellington Management may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

              FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments;

                                                                 11 - Prospectus

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

              and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

              |_|EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

              |_|POLITICAL RISK. Political risk includes a greater potential for
                 coups  d'etat,  revolts,  and   expropriation  by  governmental
                 organizations.

      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              Wellington Management will consider purchasing stocks that exhibit the following characteristics:

                |_| Superior market positions

                |_| Positive financial momentum accompanied by strong
                    fundamentals

                |_| Sustainable revenue and earnings growth

                |_| High-quality management team

                |_| Attractive valuation

              Each company held by the Fund is continually monitored to ensure its fundamental attractiveness. Stocks will be considered for sale from the portfolio when they exhibit a decreasing trend in earnings growth, when the downside risk equals the upside potential, or when the stock reaches our target valuation.

              For additional information about other securities in which the Fund's assets may be invested, see APPENDIX A on page 30.

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

USAA Growth & Income Fund - 12

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF OCTOBER 31, 2002
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

              For our services, the Fund pays us an annual fee. This fee was computed and paid at three-fifths of one percent (.60%) of average net assets for the fiscal year ended July 31, 2002.

              The investment management fee for the Growth & Income Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Core Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment is calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance

                                                                 13 - Prospectus

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

              period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

      --------------------------------------------------------------------------
      [ARROW] LIPPER INDEX
              LIPPER LARGE-CAP GROWTH FUNDS INDEX
      --------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
            +/- 100 to 400                                  +/- 4
            +/- 401 to 700                                  +/- 5
          +/- 701 and greater                               +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              We have entered into an investment subadvisory agreement with Wellington Management, under which Wellington Management provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board of Directors and IMCO.


USAA Growth & Income Fund - 14

--------------------------------------------------------------------------------

              Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2002, Wellington Management had investment management authority with respect to approximately $293 billion in assets.

              Wellington Management is compensated by IMCO out of the amounts IMCO receives from the Fund.

              PORTFOLIO MANAGER

              Matthew E. Megargel, CFA and senior vice president, joined Wellington Management in 1983 as a global industry analyst. He began managing diversified client portfolios in 1990. Mr. Megargel received his BA in Economics from the University of North Carolina -- Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.

              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of
              Directors, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

                                                                 15 - Prospectus

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us,

USAA Growth & Income Fund - 16

--------------------------------------------------------------------------------

              you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instruments, these instruments

                                                                 17 - Prospectus

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

              must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA) accounts and $250 for IRAs]. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum amounts of monthly electronic investments.

              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

              INVESTART

                |_|No initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open a new mutual fund account within an existing registration, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

USAA Growth & Income Fund - 18

--------------------------------------------------------------------------------

              MAIL

                |_|To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your account,  call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you  would  like  to open a new  account  or  exchange  to
                   another   Fund  in  the  USAA  family  of  funds,   call  for
                   instructions.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected

                                                                 19 - Prospectus

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

                   purchases, exchange to another Fund in the family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART


USAA Growth & Income Fund - 20

--------------------------------------------------------------------------------

              OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_| Access USAA.COM.

                |_| Send your written  instructions  to:

                         USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, TX 78288
                         (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_| Send a signed fax to  1-800-292-8177,  or send a telegram to
                    USAA Shareholder Account Services.

                |_| Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_| Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirma-

                                                                 21 - Prospectus

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

              tions of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_| Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders when in the  best interest of the Fund

                |_|limit or discontinue  the  offering  of  shares  of  the Fund without notice to the shareholders

                |_|calculate the NAV per share  on a  business day that the NYSE is closed

                |_|impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if  circumstances  indicate a charge

USAA Growth & Income Fund - 22

--------------------------------------------------------------------------------

                   is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                |_|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem an account with less than ten shares, with certain
                   limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE

                                                                 23 - Prospectus

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

              REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 21.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

USAA Growth & Income Fund - 24

--------------------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of
              Directors, will use all relevant, available information to determine a fair value for the affected portfolios.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.
                                                                 25 - Prospectus

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends quarterly. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

     --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FROM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from a Fund are subject to federal

USAA Growth & Income Fund - 26

--------------------------------------------------------------------------------

              income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_| underreports dividend or interest income or

                |_| fails to certify that he or she is not subject to backup
                    withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

                                                                 27 - Prospectus

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              The information for the year ended July 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund for the period August 1, 1997, through July 31, 2001, was audited by another independent accounting firm.

USAA Growth & Income Fund - 28

--------------------------------------------------------------------------------

                                       Year Ended July 31,
                     -----------------------------------------------------------
                        2002        2001       2000        1999        1998
                     -----------------------------------------------------------

Net asset value at
 beginning of period $    19.69  $    19.79  $    20.43  $    18.88  $    18.85
                     -----------------------------------------------------------
Income (loss) from
 investment
 operations:
 Net investment income      .10         .16         .16         .16         .21
 Net realized and
  unrealized gains (loss) (4.47)        .25          -         2.46         .69
                     -----------------------------------------------------------
Total from investment
 operations               (4.37)        .41         .16        2.62         .90
                     -----------------------------------------------------------
Less distributions:
 From net investment
  income                   (.10)       (.16)       (.16)       (.16)       (.21)
 From  realized capital
  gains                    (.58)       (.35)       (.64)       (.91)       (.66)
                     -----------------------------------------------------------
Total distributions        (.68)       (.51)       (.80)      (1.07)       (.87)

Net asset value at
 end of period       $    14.64  $    19.69  $    19.79  $    20.43  $    18.88
                     ===========================================================
Total return (%)*        (22.74)       2.11         .99       15.53        4.99

Net assets at end of
 period (000)        $  850,987  $1,116,680  $1,098,474  $1,136,339  $1,078,589

Ratio of expenses
 to average net
 assets (%)**              1.05a        .89a        .90         .89         .85

Ratio of net investment
 income to average net
 assets (%)**               .57         .82         .78         .85        1.07

Portfolio turnover (%)    73.52       28.95       22.90       24.53       29.38

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.

**  For the year ended July 31, 2002, average net assets were $1,017,453,000.

(a) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

                                                                 29 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE GROWTH & INCOME FUND TYPES OF SECURITIES IN WHICH ITS ASSETS MAY BE INVESTED:


              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              CONVERTIBLE SECURITIES

              The Fund's assets may be invested in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

              FORWARD CURRENCY CONTRACTS

              The Fund may hold securities denominated in foreign currencies. As a result, the value of these securities will be affected by changes in the exchange rate between the dollar and the foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract is an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. The Fund only enters into forward currency contracts when it enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.

USAA Growth & Income Fund - 30

--------------------------------------------------------------------------------

              FUTURES AND OPTIONS

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the statement of additional information.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures contracts, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts.

              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              LENDING OF SECURITIES

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the

                                                                 31 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).

              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              REAL ESTATE INVESTMENT TRUST (REITS)

              A portion of the Fund's assets may be invested in publicly traded REITs, which are managed portfolios of real estate. REITs make investments in a diverse array of real estate from shopping centers and office buildings to apartment complexes and hotels. Equity REITs take equity positions in real estate from which shareholders receive income from the rents received from the properties and receive capital gains as buildings are sold at a profit.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

USAA Growth & Income Fund - 32

                                   APPENDIX B
--------------------------------------------------------------------------------

              PERFORMANCE INFORMATION FOR WELLINGTON MANAGEMENT

              The Fund retained a subadviser, Wellington Management, to manage the Fund's assets. To assist prospective shareholders in making an informed decision and to further inform existing shareholders, this Appendix provides performance information regarding a composite of all advisory accounts managed by Wellington Management that have substantially similar investment objectives, policies, and strategies as the Fund (Account Composite Performance). Wellington Management supplied the Account Composite Performance from records which it maintains.

              IMCO requires Wellington Management to present to IMCO the performance of all substantially similar managed accounts and mutual funds to help ensure that Wellington Management is showing performance of all its managed accounts and mutual funds, not just its best performing accounts. Wellington Management has made certain representations to IMCO concerning the appropriate presentation and calculation of the Account Composite Performance, including a representation that the Account Composite Performance is accurate and complete.

              The Account Composite Performance is supplied by Wellington Management to IMCO on a gross of advisory fee basis and was adjusted by Wellington Management to reflect historical expense ratios of the Fund. IMCO provided these historical expense ratios (which reflect any applicable waivers/reimbursements) and the calculation methodology to Wellington Management. Actual fees incurred by the Fund in the future may be different. In addition, the performance of an appropriate unmanaged benchmark index, not adjusted for any fees or expenses, is provided.
                                                                 33 - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------

              Finally, please note the following cautionary guidelines in reviewing this Appendix:

              |_| THE ACCOUNT COMPOSITE PERFORMANCE IS NOT THE FUND'S OWN HISTORICAL PERFORMANCE AND IS NOT NECESSARILY AN INDICATION OF THE FUND'S FUTURE PERFORMANCE. The Fund's performance in the future will be different from Wellington Management's performance in advising substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the funds and advisory accounts, different fees, expenses, performance calculation methods, portfolio size, and composition. This is particularly true for the Account Composite Performance because these accounts may not be subject to certain investment limitations, diversification requirements, and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of these accounts.

              |_| The Account Composite Performance is no higher than it would have been if Wellington Management's actual fees, rather than the Fund's historical expenses, had been deducted.

USAA Growth & Income Fund - 34

                                   APPENDIX B
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON
[BAR CHART]

================================================================================
                  1 YEAR ENDED   3 YEARS ENDED   5 YEARS ENDED   FOR THE PERIOD
                    9/30/2002     9/30/2002 1     9/30/2002 1    ENDED 9/30/2002
                                                                 SINCE INCEPTION
                                                                 OF THE GROWTH &
                                                                 INCOME FUND
                                                                 (6/1/1993) 1

WELLINGTON
OPPORTUNISTIC
CORE COMPOSITE 2    -18.75%         -9.55%            0.43%         8.21%+

USAA GROWTH &
INCOME FUND 3       -19.23%         -8.50%           -2.91%         6.91%

RUSSELL 3000
INDEX 4             -22.22%        -19.26%           -5.33%         6.12%+

================================================================================

1  Annualized

2  At September 30, 2002, total composite assets were approximately $2 billion.

3 Prior to June 28, 2002, the USAA Growth & Income Fund was managed solely by IMCO investment professionals.

4  The RUSSELL 3000 INDEX  measures  the  performance  of the 3,000 largest U.S.
   companies  based   on   total   market   capitalization,   which   represents
   approximately 98% of the investable U.S. equity market.

+ The performance of the Russell 3000 Index and the Wellington Opportunistic Core Composite is calculated with a commencement date of May 31, 1993, while the Fund's inception date is June 1, 1993. There may be a slight variation in the comparative performance numbers due to this difference.

                                                                  35- Prospectus

USAA GROWTH & INCOME FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Growth & Income Fund - 36

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS

               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)

                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

                                     Part A

                               Prospectus for the
                                Income Stock Fund

                               is included herein

                                                                      PROSPECTUS
                                                                DECEMBER 1, 2002

                             USAA INCOME STOCK FUND

       AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    9

     FUND INVESTMENTS                                                    10

     FUND MANAGEMENT                                                     12

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         16

     HOW TO INVEST                                                       17

     HOW TO REDEEM                                                       20

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           22

     EXCHANGES                                                           23

     SHAREHOLDER INFORMATION                                             24

     FINANCIAL HIGHLIGHTS                                                29

     APPENDIX A                                                          31

     ADDITIONAL FUND INFORMATION                                         36


USAA Income Stock Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The  Fund's  investment  objective  is  current  income  with  the prospect of increasing dividend income and the potential for capital appreciation. We are the Fund's investment adviser. We have retained The Boston Company Asset Management, LLC (The Boston Company) and Westwood Management Corporation (Westwood) to serve as subadvisers for the Fund. The Boston Company and Westwood are responsible for managing the portion of the Fund's assets allocated to each of them by us.

              The strategy of The Boston Company and Westwood to achieve the Fund's objective is to normally invest at least 80% of the Fund's assets in common stocks of companies that pay dividends.

              Because any investment involves risk, there is no assurance that the Fund's objectives, will be achieved. See FUND INVESTMENTS on page 10 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are stock market risk, dividend payout risk, and management risk.

                |_|STOCK MARKET RISK involves the possibility  that the value of the Fund's investments in equity securities will decline regardless of the success or failure of the company's operations.

                |_|DIVIDEND PAYOUT RISK is the possibility  that a number of the companies in which the Fund invests will reduce or eliminate the dividend on the securities held by the Fund.

                                                                  3 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

                |_|MANAGEMENT   RISK   involves   the   possibility   that   the
                   investment techniques and risk analyses used by the Fund's managers will not produce the desired results.

              Additional risks described later in the prospectus are the risk of investing in real estate trusts (REITS) and the risk of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past ten years.


USAA Income Stock Fund - 4

--------------------------------------------------------------------------------

              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              [ARROW] TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING
                      THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              1992           7.80%
                              1993          11.56%
                              1994          -0.70%
                              1995          28.62%
                              1996          18.70%
                              1997          26.99%
                              1998           8.10%
                              1999           2.46%
                              2000          10.82%
                              2001          -4.18%

                            9-MONTH YTD TOTAL RETURN
                                -24.35% (9/30/02)

               BEST QUARTER*                   WORST QUARTER*
          11.09% 2nd Qtr. 1999              -8.65% 3rd Qtr. 2002

          * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

                                                                  5 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

              The following table shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices.

              The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the next page are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

              This may be particularly true for the period prior to June 28, 2002, which is the date on which The Boston Company and Westwood assumed day-to-day management of the Fund's assets. Prior to that date, IMCO was solely responsible for managing the Fund's assets.


USAA Income Stock Fund - 6

--------------------------------------------------------------------------------

================================================================================

                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                        SINCE
                                         PAST      PAST      PAST     INCEPTION
 INCOME STOCK FUND                     1 YEAR    5 YEARS   10 YEARS     5/4/87
================================================================================
 Return Before Taxes                   -4.18%      8.35%     10.54%    11.27%
 Return After Taxes on Distributions   -5.75%      5.88%      7.91%     8.86%
 Return After Taxes on Distributions
   and Sale of Fund Shares             -1.99%      5.98%      7.63%     8.51%
.................................................................................

 Russell 1000 Value Index* (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES,
   OR TAXES)                           -5.59%     11.13%     14.13%    12.71%o
.................................................................................
 S&P 500 Index* (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES, OR TAXES)      -11.88%     10.70%     12.93%    12.63%o
.................................................................................

 Lipper Equity Income Funds
   Index** (REFLECTS NO DEDUCTION
   FOR TAXES)                          -5.20%      8.57%     11.18%    10.82%o


    * THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. THE RUSSELL 1000 VALUE INDEX
       REPLACES THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX, BECAUSE THE RUSSELL 1000 VALUE INDEX IS AN INDEX OF LARGE-CAP VALUE STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH FOCUSES ON LARGE CAP VALUE STOCKS THAT PAY DIVIDENDS, THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

  ** THE LIPPER EQUITY INCOME FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT SEEK RELATIVELY HIGH CURRENT INCOME AND GROWTH OF INCOME THROUGH INVESTING 60% OR MORE OF THEIR PORTFOLIO IN EQUITIES.

    o THE PERFORMANCE OF THE S&P 500 INDEX, RUSSELL 1000 VALUE INDEX, AND LIPPER EQUITY INCOME FUNDS INDEX IS CALCULATED AT THE END OF THE MONTH, APRIL 30, 1987, WHILE THE FUND'S INCEPTION DATE IS MAY 4, 1987. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

                                                                  7 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

              CURRENT PRICE AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund, through our USAA.COM web site once you have established Internet access. See page 18 for information on establishing
              Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    35

               [ARROW]  TICKER SYMBOL                  USISX

               [ARROW]  NEWSPAPER SYMBOL               IncStk
               ------------------------------------------------

USAA Income Stock Fund - 8

--------------------------------------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets.

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES          (12b-1) FEES        EXPENSES             EXPENSES
--------------------------------------------------------------------------------
       .50%a              None              .32%                 .82%b

   A THE  PERFORMANCE  ADJUSTMENT FEE DID NOT IMPACT THE MANAGEMENT FEES FOR THE
     MOST RECENT FISCAL YEAR.

   B THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY,
     REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT, WHICH HAD NO IMPACT ON THE EXPENSE RATIO FOR THE MOST RECENT FISCAL YEAR.


  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
  ------------------------------------------------------------------------------

                                                                  9 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

--------------------------------------------------------------------------------
        1 YEAR           3 YEARS            5 YEARS           10 YEARS
--------------------------------------------------------------------------------
         $84               $262              $455              $1,014

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in the common stocks of companies that pay dividends. Both The Boston Company and Westwood attempt to provide a portfolio with a dividend yield above the average of the Russell 1000 Value Index. Each may include common stocks, real estate investment trusts (REITs), securities convertible into common stocks, and securities that carry the right to buy common stocks in the portfolio.

              As a temporary defensive measure because of market, economic, political, or other conditions, The Boston Company and Westwood may invest up to 100% of the Fund's assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

              STOCK MARKET RISK. Because this Fund invests in stocks, including convertible securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended


USAA Income Stock Fund - 10

--------------------------------------------------------------------------------

              periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

              DIVIDEND PAYOUT RISK. This Fund is subject to dividend payout risk, which is the possibility that a number of the companies in which the Fund invests will reduce or eliminate the dividend on the securities held by the Fund. Should many portfolio companies reduce or eliminate their dividend payments, the ability of the Fund to produce investment income to shareholders will be adversely affected.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's managers will produce the desired results.

              REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws.

      [ARROW] MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

              Yes. While most of the Fund's assets will be invested in U.S. securities, The Boston Company and Westwood may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

              FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

                                                                 11 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

              |_|EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

              |_|POLITICAL RISK. Political risk includes a greater potential for
                 coups  d'etat,  revolts, and   expropriation   by  governmental
                 organizations.

      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              The Boston Company and Westwood select stocks based on independent research of the following:

                 |_|the quality of management

                 |_|industry fundamentals and

                 |_|the company's future prospects

              These factors are combined with an attractive valuation, above-average dividend yields, and/or the potential for dividend increases in the future to make the purchase decision. A security may be sold if either The Boston Company or Westwood perceive that one or more of these factors has changed.

              For additional information about other securities in which the Fund's assets may be invested, see APPENDIX A on page 31.

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF OCTOBER 31, 2002
      --------------------------------------------------------------------------


USAA Income Stock Fund - 12

--------------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board as to whether each subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

              For our services, the Fund pays us an annual fee. This fee was computed and paid at one-half of one percent (.50%) of average net assets for the fiscal year ended July 31, 2002.

              The investment management fee for the Income Stock Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment will be calculated by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                                                                 13 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

      --------------------------------------------------------------------------
      [ARROW] LIPPER INDEX
              LIPPER EQUITY INCOME FUNDS INDEX
      --------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
            +/- 100 to 400                                 +/- 4
            +/- 401 to 700                                 +/- 5
          +/- 701 and greater                              +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              We have entered into investment subadvisory agreements with The Boston Company and Westwood, under which The Boston Company and Westwood provide day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Fund's Board of Directors and IMCO.

              The Boston Company is located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108-4408. As of

USAA Income Stock Fund - 14

--------------------------------------------------------------------------------

              September 30, 2002, The Boston Company had approximately $ 17.6 billion in assets under management.

              Westwood is located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201 and has been in the investment management business since 1983. As of September 30, 2002, Westwood had approximately $3.8 billion in assets under management.

              The Boston Company and Westwood are compensated by IMCO out of the amounts we receive from the Fund.

              PORTFOLIO MANAGERS

              THE BOSTON COMPANY

              Valerie J. Sill, CFA, senior vice president and chairperson of Equity Policy Group, The Boston Company. Ms. Sill is a portfolio manager for both Balanced and Large Cap Value Equity accounts. She holds a bachelor's degree, magna cum laude, in Economics and Philosophy from Wellesley College and an MBA from Harvard Business School. She earned the Chartered Financial Analyst designation in 1993.

              The Fund's strategy is managed on a team basis with Ms. Sill as Chairperson of the team.

              WESTWOOD

              Susan M. Byrne, chairman and chief investment officer of Westwood since 1983, has 32 years of experience and is responsible for the day-to-day management of Westwood's portion of the assets of this Fund.

              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of
              Directors, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser

                                                                 15 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

              or appoint a new subadviser at a fee rate different than that paid to the current subadvisers, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

USAA Income Stock Fund - 16

--------------------------------------------------------------------------------

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time,

                                                                 17 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

              your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instruments, these instruments must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA)   accounts  and  $250  for  IRAs].  Employees  of
                   USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments.

              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

              INVESTART

                |_|No initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal computer to perform  certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account within an existing registration, exchange to another Fund in the USAA family

USAA Income Stock Fund - 18

--------------------------------------------------------------------------------

                   of funds, make redemptions, review account activity, check balances, and more.

              MAIL

                |_| To open an account, send your application and check to:

                           USAA  Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your account,  call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you  would  like  to open a new  account  or  exchange  to
                   another   Fund  in  the  USAA  family  of  funds,   call  for
                   instructions.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for

                                                                 19 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

                   your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

USAA Income Stock Fund - 20

--------------------------------------------------------------------------------

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_| Access USAA.COM.

                |_| Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_| Send a signed fax to  1-800-292-8177,  or send a telegram to
                    USAA Shareholder Account Services.

                |_| Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_| Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other

                                                                 21 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

              taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_| Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders when  in the best interest of the Fund

                |_|limit  or  discontinue  the  offering  of  shares of the Fund without notice to the shareholders

                |_|calculate the NAV  per share on a business day  that the NYSE is closed


USAA Income Stock Fund - 22

--------------------------------------------------------------------------------

                |_|impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                |_|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem an account  with  less than ten  shares,  with certain limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

                                                                 23 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 21.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

USAA Income Stock Fund - 24

--------------------------------------------------------------------------------

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of
              Directors, will use all relevant, available information to determine a fair value for the affected portfolios.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
                                                                 25 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends quarterly. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

     --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FROM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------


USAA Income Stock Fund - 26

--------------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from a Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                                                                 27 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

                |_| underreports dividend or interest income or

                |_| fails to certify that he or she is not subject to backup
                    withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


USAA Income Stock Fund - 28

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              The information for the year ended July 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund for the period August 1, 1997, through July 31, 2001, was audited by another independent accounting firm.


                                                                 29 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

                                       Year Ended July 31,
                      ----------------------------------------------------------
                          2002        2001        2000       1999        1998
                      ----------------------------------------------------------

Net asset value at
 beginning of period  $    18.44  $    17.63  $    20.69  $    19.65 $    19.01
                      ----------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income      .36         .48         .56         .60         .75
 Net realized and
  unrealized gain (loss)  (3.57)       1.33       (1.38)       1.75        1.66
                      ----------------------------------------------------------
Total from investment
 operations               (3.21)       1.81        (.82)       2.35        2.41
                      ----------------------------------------------------------
Less distributions:
 From net investment
  income                   (.37)       (.49)       (.58)       (.58)       (.75)
 From realized
  capital gains            (.56)       (.51)      (1.66)      (.73)       (1.02)
                      ----------------------------------------------------------
Total distributions        (.93)      (1.00)      (2.24)      (1.31)      (1.77)
                      ----------------------------------------------------------
Net asset value at
 end of period       $    14.30  $    18.44  $    17.63  $    20.69  $    19.65
                     ===========================================================
Total return (%)*        (17.97)      10.57       (3.85)      13.05       13.28

Net assets at end
  of period (000)    $1,575,460  $1,978,886  $1,882,665  $2,484,296  $2,496,570

Ratio of expenses
 to average net
 assets (%)**               .82 a       .67 a       .67         .65         .65

Ratio of net investment
 income to average net
 assets (%)**              2.14        2.57        2.97        3.06        3.85

Portfolio turnover (%)    93.98       17.65       13.34       34.20       22.34

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.

**  For the year ended July 31, 2002, average net assets were $1,840,599,000.

(a) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.


USAA Income Stock Fund - 30

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE INCOME STOCK FUND AND TYPES OF SECURITIES IN WHICH ITS ASSETS MAY BE INVESTED:

              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              CALL OPTIONS

              We may write covered call options with respect to not more than 5% of the Fund's total assets.

              CONVERTIBLE SECURITIES

              Up to 10% of the Fund's assets may be invested in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. To the extent that the Fund invests in convertible securities, it will be subject to interest rate risk and credit risk in that the value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

              FORWARD CURRENCY CONTRACTS

              The Fund may hold securities denominated in foreign currencies. As a result, the value of these securities will be affected by changes in the exchange rate between the dollar and the foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract is an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the
                                                                 31 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              contract. The Fund only enters into forward currency contracts when it enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.

              FUTURES AND OPTIONS

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the statement of additional information.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures contracts, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts.

              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              LENDING OF SECURITIES

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with


USAA Income Stock Fund - 32

                                   APPENDIX A
--------------------------------------------------------------------------------

              cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).

              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.


                                                                 33 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              REAL ESTATE INVESTMENT TRUST (REITS)

              A portion of the Fund's assets may be invested in publicly traded REITs, which are managed portfolios of real estate. REITs make investments in a diverse array of real estate from shopping centers and office buildings to apartment complexes and hotels. Equity REITs take equity positions in real estate from which shareholders receive income from the rents received from the properties and receive capital gains as buildings are sold at a profit.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.


USAA Income Stock Fund - 34

                                     NOTES

                                                                 35 - Prospectus

USAA INCOME STOCK FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Income Stock Fund - 36

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS

               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)

                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

                                     Part A

                               Prospectus for the
                                   Income Fund

                               is included herein

                                                                      PROSPECTUS
                                                                DECEMBER 1, 2002

                                USAA INCOME FUND

AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA INCOME FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    9

     FUND INVESTMENTS                                                    10

     FUND MANAGEMENT                                                     14

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         17

     HOW TO INVEST                                                       18

     HOW TO REDEEM                                                       21

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           23

     EXCHANGES                                                           25

     SHAREHOLDER INFORMATION                                             26

     FINANCIAL HIGHLIGHTS                                                30

     APPENDIX A                                                          32

     ADDITIONAL FUND INFORMATION                                         44

USAA Income Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is maximum current income without undue risk to principal. Our strategy to achieve this objective will be to invest the Fund's assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 10 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are interest rate risk, prepayment risk, credit risk, stock market risk, and management risk.

                |_|INTEREST  RATE RISK involves the  possibility  that the value of the Fund's investments will fluctuate because of changes in interest rates.

                   IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

                   IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

                |_|PREPAYMENT  RISK involves the  possibility  that  prepayments
                   of   mortgages   in  the  Fund's   portfolio   will   require
                   reinvestment at lower interest rates, resulting in less interest income to the Fund.

                                                                  3 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

                |_|CREDIT RISK involves the  possibility  that a borrower cannot
                   make  timely   interest   and   principal   payments  on  its
                   securities.

                |_|STOCK MARKET RISK involves the possibility  that the value of the Fund's investments in equity securities will decline regardless of the success or failure of the company's operations.

                |_|MANAGEMENT RISK involves the possibility  that the investment techniques and risk analyses used by the Fund's manager will not produce the desired results.

              An additional risk of the Fund described later in the prospectus is the risk of investing in real estate investment trusts. As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.


COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past ten years.

USAA Income Fund - 4

--------------------------------------------------------------------------------

              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              [ARROW] TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING
                      THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              1992           8.37%
                              1993           9.94%
                              1994          -5.21%
                              1995          24.47%
                              1996           1.33%
                              1997          11.05%
                              1998           8.75%
                              1999          -3.85%
                              2000          13.34%
                              2001           7.58%

                            9-MONTH YTD TOTAL RETURN
                                7.41% (9/30/02)

               BEST QUARTER*                   WORST QUARTER*
            6.92% 2ND QTR. 1995             -5.09% 1ST QTR. 1994

          * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.



                                                                 5 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

              The following table shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices.

              The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the next page are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

USAA Income Fund - 6

--------------------------------------------------------------------------------

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                       SINCE
                                         PAST     PAST      PAST     INCEPTION
 INCOME FUND                            1 YEAR   5 YEAR   10 YEARS     3/4/74
================================================================================
 Return Before Taxes                    7.58%    7.20%     7.27%       9.78%
 Return After Taxes on Distributions    4.90%    4.27%     4.32%       6.88%
 Return After Taxes on Distributions
  and Sale of Fund Shares               4.59%    4.34%     4.39%       6.82%
................................................................................
 Lehman Brothers Aggregate Bond
  Index* (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES, OR TAXES)             8.44%    7.43%     7.23%        n/a
................................................................................
 Lipper A Rated Bond Funds Index**
  (REFLECTS NO DEDUCTION FOR TAXES)     7.79%    6.50%     6.80%        n/a

  * THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX MADE UP OF THE GOVERNMENT/CREDIT INDEX, THE MORTGAGE-BACKED SECURITIES INDEX, AND THE ASSET-BACKED SECURITIES INDEX.

 ** THE LIPPER A RATED BOND FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER CORPORATE DEBT FUNDS A RATED CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN CORPORATE DEBT ISSUES RATED "A" OR BETTER OR GOVERNMENT ISSUES.


              YIELD
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate YIELD. The Fund may advertise performance in terms of a 30-day yield quotation. The Fund's 30-day yield for the period ended December 31, 2001, was 5.93%.

     ---------------------------------------------------------------------------
     [ARROW] YIELD IS THE ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.
     ---------------------------------------------------------------------------

                                                                 7 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for this Fund, through our USAA.COM web site once you have established Internet access. See page 20 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    40

               [ARROW]  TICKER SYMBOL                  USAIX

               [ARROW]  NEWSPAPER SYMBOL               Inco
               ------------------------------------------------

USAA Income Fund - 8

--------------------------------------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets.

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES           (12b-1)FEES        EXPENSES             EXPENSES
--------------------------------------------------------------------------------
        .24%a             None              .31%                .55%b,c

   A THE  PERFORMANCE  ADJUSTMENT FEE DID NOT IMPACT THE MANAGEMENT FEES FOR THE
     MOST RECENT FISCAL YEAR.

   B THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY,
     REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT, WHICH HAD NO IMPACT ON THE EXPENSE RATIO FOR THE MOST RECENT FISCAL YEAR.

   C EFFECTIVE  APRIL 26, 2002, WE VOLUNTARILY  AGREED TO LIMIT THE FUND'S TOTAL
     ANNUAL OPERATING EXPENSES TO 0.55% OF ITS AVERAGE NET ASSETS, EXCLUDING CREDITS FROM FEE OFFSET ARRANGEMENTS, THROUGH NOVEMBER 30, 2003. AFTER NOVEMBER 30, 2003, WE MAY MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME.

  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
  ------------------------------------------------------------------------------

                                                                  9 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

--------------------------------------------------------------------------------
        1 YEAR           3 YEARS            5 YEARS           10 YEARS
--------------------------------------------------------------------------------
         $56              $176                $307              $689

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

    [ARROW]   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal strategy is the investment of its assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved. Consistent with this policy, when interest rates rise, we will invest a greater portion of the Fund's portfolio in securities whose value we believe to be less sensitive to interest rate changes.

              As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

              INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when

USAA Income Fund - 10

--------------------------------------------------------------------------------

              interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

              PREPAYMENT RISK. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid. Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which are often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

    [ARROW]   WHAT TYPES OF SECURITIES ARE INCLUDED IN THE FUND'S PORTFOLIO?

              The Fund's portfolio may consist of any of the following:

              |_| obligations   of   the   U.S.  government,  its  agencies  and
                  instrumentalities, and repurchase agreements collateralized by such obligations

              |_| mortgage-backed securities

              |_| asset-backed securities

              |_| corporate debt securities such as notes, bonds, and commercial paper

              |_| U.S. bank obligations, including  certificates  of deposit and banker's acceptances

              |_| obligations of state  and local governments and their agencies and instrumentalities


                                                                 11 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

              |_| Eurodollar obligations

              |_| Yankee obligations

              |_| collateralized mortgage obligations (CMOs)

              |_| commercial mortgage-backed securities

              |_| variable rate-demand notes

              |_| treasury inflation-protected securities (TIPS)

              |_| master demand notes

              |_| other debt securities

              |_| convertible securities

              |_| equity and debt securities of real estate investment trusts

              |_| common stocks

              |_| preferred stocks

              For a further description of these securities and other securities in which we may invest the Fund's assets, see APPENDIX A on page 32.

    [ARROW] WHAT WILL BE THE QUALITY OF THE DEBT SECURITIES INCLUDED IN THE FUND'S PORTFOLIO?

              The debt securities must be investment grade at the time of purchase. Investment-grade securities are those securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; those rated or subject to a guarantee that is rated within the four highest long-term rating categories by:

                |_|        Moody's Investors Service

                |_|        Standard & Poor's Ratings Group

                |_|        Fitch Ratings

              If  unrated  by  these  agencies,   we  must  determine  that  the
              securities are of equivalent investment quality.

              You will find a complete description of the above debt ratings in the Fund's statement of additional information.

USAA Income Fund - 12

--------------------------------------------------------------------------------

              CREDIT RISK. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

    [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED BELOW INVESTMENT GRADE?

              We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

    [ARROW]   WHAT OTHER RISKS APPLY TO THE FUND'S PORTFOLIO?

              STOCK MARKET RISK. Because this Fund may invest in equity securities, it can be subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices

                                                                 13 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

              generally go down. Equity securities tend to be more volatile than bonds.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

              REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Moreover, by investing in the debt securities of REITs, the Fund is also subject to credit risk.

    [ARROW]   HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We search for securities that represent value at the time of purchase given current market conditions. For fixed income securities, value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. Recognizing value is the result of simultaneously analyzing the interaction of these factors among the securities available in the market. We will sell a security if we become concerned about its credit risk, we are forced by market factors to raise money, or an attractive replacement security is available. For common stocks, value involves selecting individual dividend-paying stocks, whose yields are sensitive to interest rate levels when their dividend yields are close to bond yields, which implies undervaluation. Such stocks are generally sold when their yields return to a normal relationship versus bonds through price appreciation.

FUND MANAGEMENT

              USAA Investment  Management  Company serves as the manager of this
              Fund.   We  are  an  affiliate  of  United   Services   Automobile
              Association (USAA), a large, diversified financial

USAA Income Fund - 14

--------------------------------------------------------------------------------

              services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF OCTOBER 31, 2002
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors.

              For our services, the Fund pays us an annual fee. This fee was computed and paid at twenty-four one hundredths of one percent (.24%) of average net assets for the fiscal year ended July 31, 2002.

              Effective April 26, 2002, we have agreed to waive our annual management fee to the extent that total expenses of the Fund exceed .55% of the Fund's average annual net assets through November 30, 2003. After November 30, 2003, we can modify or terminate this arrangement at any time.

              The investment management fee for the Income Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper A Rated Bond Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment is calculated by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the current month plus the previous 36 months. Thereafter the performance

                                                                 15 - Prospectus
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USAA INCOME FUND
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              period  will  consist of the  current  month plus the  previous 35 months.

      --------------------------------------------------------------------------
      [ARROW] LIPPER INDEX
              LIPPER A RATED BOND FUNDS INDEX
      --------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
             +/- 20 to 50                             +/- 4
             +/- 51 to 100                            +/- 5
          +/- 101 and greater                         +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              PORTFOLIO MANAGER

              Margaret Weinblatt, Ph.D., CFA, vice president of Mutual Fund Portfolios, has managed the Fund since February 2000. She has 23 years of investment management experience and has worked for us for three years. Prior to joining us, she

USAA Income Fund - 16

--------------------------------------------------------------------------------

              worked for Countrywide Investments from June 1998 to November 1999; Copernicus Asset Management, Ltd. from January 1996 to 1998; and Neuberger & Berman from 1986 to October 1995. Ms. Weinblatt earned the Chartered Financial Analyst designation in 1985 and is a member of the Association for Investment Management and
              Research, the San Antonio Financial Analysts Society, Inc., and the New York Society of Securities Analysts. She holds a Ph.D. and MA from the University of Pennsylvania and a BA from Radcliffe College.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals

                                                                 17 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

              with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.


USAA Income Fund - 18

--------------------------------------------------------------------------------

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, these instruments must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA) accounts and $250 for IRAs]. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments.

              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

              INVESTART

                |_|No  initial   investment   if  you  elect  to  have   monthly
                   electronic investments of at least $20 per transaction, per account.

                                                                 19 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

              MAIL

                |_|To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your account,  call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account,  paycheck,  income-producing

USAA Income Fund - 20

--------------------------------------------------------------------------------

                   investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you  would  like  to open a new  account  or  exchange  to
                   another   Fund  in  the  USAA  family  of  funds,   call  for
                   instructions.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-
                   tone phone to access your Fund account to make selected purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

                                                                 21 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_| Access USAA.COM.

                |_| Send your written  instructions  to:

                         USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, TX 78288
                         (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_| Send a signed fax to  1-800-292-8177,  or send a telegram to
                    USAA Shareholder Account Services.


USAA Income Fund - 22

--------------------------------------------------------------------------------

                |_| Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_| Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_| Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money

                                                                 23 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

              market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders when in the best interest of the Fund

                |_|limit or  discontinue  the  offering  of  shares  of the Fund without notice to the shareholders

                |_|calculate the NAV per share  on a  business day that the NYSE is closed

                |_|impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                |_|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem an  account with  less  than ten shares,  with certain limitations

USAA Income Fund - 24

--------------------------------------------------------------------------------

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 23.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calen-


                                                                 25 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

              dar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a securities exchange are valued at the last sale price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

USAA Income Fund - 26

--------------------------------------------------------------------------------

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends monthly. Ordinarily, any net capital gain distributions will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares in the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividend or other distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

     --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FROM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

                                                                 27 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a


USAA Income Fund - 28

--------------------------------------------------------------------------------

              correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_| underreports dividend or interest income or

                |_| fails to certify that he or she is not subject to backup
                    withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports, and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


                                                                 29 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              The information for the year ended July 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund for the period August 1, 1997, through July 31, 2001, was audited by another independent accounting firm.

USAA Income Fund - 30

--------------------------------------------------------------------------------

                                           Year Ended July 31,
                       --------------------------------------------------------------
                           2002         2001         2000        1999         1998
                       --------------------------------------------------------------

Net asset value at
 beginning of period   $    12.34   $    11.60   $    11.70   $    12.88   $    12.54
                       --------------------------------------------------------------

Income (loss) from
 investment operations:
 Net investment income        .72          .80 a        .78          .80          .85
 Net realized and
  unrealized gain (loss)     (.28)         .76 a       (.10)        (.72)         .33
                       --------------------------------------------------------------
Total from investment
 operations                   .44         1.56          .68          .08         1.18
                       --------------------------------------------------------------

Less distributions:
 From net investment
  income                     (.73)        (.82)        (.75)        (.80)       (.84)
                       --------------------------------------------------------------
 From realized capital
  gains                        -            -          (.03)        (.46)        -
                       --------------------------------------------------------------

Total distributions          (.73)        (.82)        (.78)       (1.26)       (.84)

Net asset value
 at end of period      $    12.05   $    12.34   $    11.60   $    11.70   $    12.88
                       ==============================================================

Total return (%)*            3.70        13.86         6.11          .40         9.72

Net assets at end of
 period (000)          $1,665,239   $1,510,012   $1,273,281   $1,415,397   $1,751,574

Ratio of expenses
 to average net
 assets (%) **                .55 b        .41 b        .42          .38          .38

Ratio of expenses to
 average net assets,
 excluding
 reimbursements (%) **        .55 b,c      n/a          n/a          n/a          n/a

Ratio of net investment
 income to average
 net assets (%) **           5.89         6.63 a       6.78         6.31         6.62

Portfolio turnover (%)      59.61        43.39        24.68        54.02        47.35

* Assumes reinvestment of all dividend income and realized capital gain distributions during the period.

**  For the year ended July 31, 2002, average   net assets were  $1,584,899,000.

(a) In 2001, a change in amortization method was required by a recently issued accounting pronouncement. Without this change, those amounts would have been:

       Net investment income                                            $.79
       Net realized and unrealized gain                                 $.77
       Ratio of net investment income to average net assets             6.57%

(b) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

(c) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.55% of its average net assets through November 30, 2003.

                                                                 31 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE INCOME FUND AND TYPES OF SECURITIES IN WHICH ITS ASSETS MAY BE INVESTED:

              ASSET-BACKED SECURITIES

              The  Fund's  assets may be  invested  in  asset-backed  securities
              (ABS). Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities. Such pass-through certificates may include equipment trust certificates
              (ETC) secured by specific equipment such as airplanes and railroad cars. ETC securities may also be enhanced by letters of credit. An ABS may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

              On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any.

              The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

USAA Income Fund - 32

--------------------------------------------------------------------------------

              CONVERTIBLE SECURITIES

              The Fund's assets may be invested in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

              EURODOLLAR AND YANKEE OBLIGATIONS

              A portion of the Fund's assets may be invested in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

              FUTURES

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. For more information on futures, see the statement of additional information.

              ILLIQUID SECURITIES

              The Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

                                                                 33 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

              LENDING OF SECURITIES

              The Fund may lend its securities to qualified institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).

              MASTER DEMAND NOTES

              The Fund's assets may be invested in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Fund's Board of Directors or its delegate has


USAA Income Fund - 34

--------------------------------------------------------------------------------

              determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

              MORTGAGE-BACKED SECURITIES

              The Fund's assets may be invested in mortgage-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie
              Mae),  and the Federal  Home Loan  Mortgage  Corporation  (Freddie
              Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

              Mortgage-backed securities also include collateralized mortgage obligations (CMOs), commercial mortgage-backed securities, and mortgage dollar rolls. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities.

              The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict

                                                                 35 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

              The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

              MUNICIPAL LEASE OBLIGATIONS

              The Fund's assets may be invested in a variety of instruments commonly referred to as municipal lease obligations, including leases, installment purchase contracts, and certificates of participation in such leases and contracts.

              OTHER INVESTMENT COMPANIES

              The Fund's assets may be invested in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              PUT BONDS

              The Fund's assets may be invested in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

              REAL ESTATE INVESTMENT TRUSTS (REITS)

              A portion of the Fund's assets may be invested in publicly traded REITs, which are managed portfolios of real estate. REITs make investments in a diverse array of real estate from shopping centers and office buildings to apartment complexes

USAA Income Fund - 36

--------------------------------------------------------------------------------

              and hotels. Equity REITs take equity positions in real estate from which shareholders receive income from the rents received from the properties and receive capital gains as buildings are sold at a profit. Debt REITs specialize in lending money to building developers and pass the interest income on to shareholders.

              REPURCHASE AGREEMENTS

              The Fund's assets may be invested in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the underlying collateral.

              The Fund maintains custody of the underlying obligations prior to its repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligation. A repurchase agreement involves the obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian or special "tri-party" custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller

                                                                 37 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

              TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

              The Fund's assets may be invested in treasury inflation-protected securities, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. The principal value of TIPS periodically adjusts to the rate of inflation. TIPS trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

              VARIABLE-RATE SECURITIES

              The Fund's assets may be invested in variable-rate securities. Variable-rate securities bear interest at rates that are adjusted periodically to market rates.

              |_| These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

              |_| Because the interest rates of variable-rate securities are periodically adjusted to reflect current market rates, the market value of variable-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

              |_| The market value of a variable-rate security usually tends toward par (100% of face value) at interest rate adjustment time.

USAA Income Fund - 38

--------------------------------------------------------------------------------

              WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

              The Fund's assets may be invested in debt securities offered on a when-issued and delayed-delivery basis.

              |_| Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

              |_| The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

              |_| Such securities can be sold before settlement date.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures, as well as when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts or securities.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 39 - Prospectus

                                     NOTES
USAA Income Fund - 40

                                     NOTES

                                                                 41 - Prospectus

                                     NOTES

USAA Income Fund - 42

                                     NOTES
                                                                 43 - Prospectus

USAA INCOME FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semi-annual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Income Fund - 44

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS

               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)

                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

                                     Part A

                               Prospectus for the
                              Short-Term Bond Fund

                               is included herein

                                                                      PROSPECTUS
                                                                DECEMBER 1, 2002

                           USAA SHORT-TERM BOND FUND

AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              5

     FEES AND EXPENSES                                                   10

     FUND INVESTMENTS                                                    11

     FUND MANAGEMENT                                                     15

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         17

     HOW TO INVEST                                                       18

     HOW TO REDEEM                                                       22

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           24

     EXCHANGES                                                           25

     SHAREHOLDER INFORMATION                                             27

     FINANCIAL HIGHLIGHTS                                                31

     APPENDIX A                                                          33

     ADDITIONAL FUND INFORMATION                                         44

USAA Short-Term Bond Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.


WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is high current income consistent with preservation of principal. Our strategy to achieve this objective will be to normally invest at least 80% of the Fund's assets in a broad range of investment-grade debt securities. We will maintain a dollar-weighted average portfolio maturity of three years or less.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 11 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are credit risk, interest rate risk, prepayment risk, and management risk.


                |_|CREDIT RISK involves the  possibility  that a borrower cannot
                   make  timely   interest   and   principal   payments  on  its
                   securities.

                |_|INTEREST  RATE RISK involves the  possibility  that the value of the Fund's investments will fluctuate because of changes in interest rates.

                   IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

                                                                  3 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

                   IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

                |_|PREPAYMENT  RISK involves the  possibility  that  prepayments
                   of   mortgages   in  the  Fund's   portfolio   will   require
                   reinvestment at lower interest rates, resulting in less interest income to the Fund.

                |_|MANAGEMENT   RISK   involves   the   possibility   that   the
                   investment techniques and risk analyses used by the Fund's manager will not produce the desired results.

              An additional risk of the Fund described later in the prospectus is the risk of investing in real estate investment trusts (REITs). As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.


USAA Short-Term Bond Fund - 4

--------------------------------------------------------------------------------

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              [ARROW] TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING
                      THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

                                                                  5 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              1994*        .02%
                              1995       11.18%
                              1996        6.31%
                              1997        7.16%
                              1998        5.03%
                              1999        4.06%
                              2000        7.12%
                              2001        5.07%

                  * FUND BEGAN OPERATIONS ON JUNE  1, 1993.

                            9-MONTH YTD TOTAL RETURN
                                -0.47% (9/30/02)

               BEST QUARTER**                   WORST QUARTER**
            4.72% 2ND QTR. 1995              -3.11% 4TH QTR. 2001

          ** PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

USAA Short-Term Bond Fund - 6

--------------------------------------------------------------------------------

              The following table shows how the Fund's average annual total returns for the one- and five year periods, as well as the life of the Fund, compared to those of relevant securities market indices.

              The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the following page are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

                                                                  7 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                    SINCE
                                            PAST       PAST       INCEPTION
 SHORT-TERM BOND FUND                      1 YEAR     5 YEARS       6/1/93
================================================================================
 Return Before Taxes                       5.07%       5.68%        5.65%
 Return After Taxes on Distributions       2.48%       3.09%        3.16%
 Return After Taxes on Distributions
  and Sale of Fund Shares                  3.09%       3.26%        3.27%
.................................................................................
 Lehman Brothers 1-3 Gov't/Credit
  Index* (REFLECTS NO DEDUCTION
  FOR FEES, EXPENSES, OR TAXES)            8.78%       6.71%        6.15%o
.................................................................................
 Lipper Short Investment Grade Bond
  Funds Index** (REFLECTS NO DEDUCTION
  FOR TAXES)                               7.33%       6.02%        5.70%o

  * THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CREDIT INDEX IS AN UNMANAGED INDEX OF ALL THE GOVERNMENT, AGENCY, AND CORPORATE BONDS LONGER THAN ONE YEAR AND LESS THAN THREE YEARS.

 ** THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE SHORT INVESTMENT GRADE DEBT FUNDS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST IN MUNICIPAL DEBT ISSUES WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF LESS THAN THREE YEARS.

 o THE PERFORMANCE OF THE LEHMAN BROTHERS 1-3 GOV'T/CREDIT INDEX AND THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS INDEX IS CALCULATED AT THE END OF THE MONTH, MAY 31, 1993, WHILE THE FUND'S INCEPTION DATE IS JUNE 1, 1993. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.


              YIELD
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate YIELD. The Fund may advertise performance in terms of a 30-day yield quotation. The Fund's 30-day yield for the period ended December 31, 2001, was 5.78%.


USAA Short-Term Bond Fund - 8

--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     [ARROW] YIELD IS THE ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.
     ---------------------------------------------------------------------------

              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for this Fund, through our USAA.COM web site once you have established Internet access. See page 20 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    36

               [ARROW]  TICKER SYMBOL                  USSBX

               [ARROW]  NEWSPAPER SYMBOL               ShtTBond
               ------------------------------------------------

                                                                  9 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets.

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES          (12b-1) FEES        EXPENSES             EXPENSES
--------------------------------------------------------------------------------
        .24%a             None              .34%                .58%b

   A THE  PERFORMANCE  ADJUSTMENT FEE DID NOT IMPACT THE MANAGEMENT FEES FOR THE
     MOST RECENT FISCAL YEAR.

   B THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY,
     REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT, WHICH HAD NO IMPACT ON THE EXPENSE RATIO FOR THE MOST RECENT FISCAL YEAR.


  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
  ------------------------------------------------------------------------------

USAA Short-Term Bond Fund - 10

--------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

--------------------------------------------------------------------------------
        1 YEAR           3 YEARS            5 YEARS           10 YEARS
--------------------------------------------------------------------------------
         $59              $186                $324              $726

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

    [ARROW]   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal investment strategy is to normally invest at least 80% of its assets in U.S. dollar-denominated, investment-grade debt securities. These debt securities must be investment grade at the time of purchase. We will maintain a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY of three years or less.

              ------------------------------------------------------------------
              DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.
              ------------------------------------------------------------------

                                                                 11 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

    [ARROW]   WHAT  TYPES  OF  DEBT  SECURITIES  ARE  INCLUDED   IN  THE  FUND'S
              PORTFOLIO?

              The Fund's portfolio may consist of any of the following:

                |_|obligations  of   the   U.S.  government,  its  agencies  and
                   instrumentalities, and repurchase agreements collateralized by such obligations

                |_|mortgage-backed securities

                |_|asset-backed securities

                |_|corporate  debt  securities   such  as   notes,   bonds,  and
                   commercial paper

                |_|debt securities of real estate investment trusts (REITs)

                |_|U.S. bank or foreign bank obligations, including certificates of deposit and banker's acceptances

                |_|obligations of state and local governments and their agencies and instrumentalities

                |_|master demand notes

                |_|Eurodollar obligations

                |_|Yankee obligations

                |_|collaterized mortgage obligations (CMOs)

                |_|commercial mortgage-backed securities

                |_|variable-rate demand notes

                |_|treasury inflation-protected securities (TIPS)

                |_|other debt securities

              For a further description of these securities and other securities in which we may invest the Fund's assets, see APPENDIX A on page 33.

    [ARROW]   WHAT ARE INVESTMENT-GRADE SECURITIES?

              Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by the following rating agencies:

USAA Short-Term Bond Fund - 12

--------------------------------------------------------------------------------

================================================================================
                                 LONG-TERM             SHORT-TERM
         RATING AGENCY         DEBT SECURITIES       DEBT SECURITIES
--------------------------------------------------------------------------------
         Moody's Investors                          At least Prime-3
         Service               At least Baa 3         or MIG4/VMIG4
--------------------------------------------------------------------------------
         Standard & Poor's                            At least A-3
         Ratings Group         At least BBB -            or SP-2
--------------------------------------------------------------------------------
         Fitch Ratings         At least BBB -         At least F-3
================================================================================

              If  unrated  by  these  agencies,   we  must  determine  that  the
              securities are of equivalent investment quality.

              You will find a complete description of the above debt ratings in the Fund's statement of additional information.


    [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED BELOW INVESTMENT GRADE?

              We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

              CREDIT RISK. The bonds in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated investment-grade category have speculative characteristics.

                                                                 13 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

              Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

              INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline due to rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

              PREPAYMENT RISK. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid. Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which are often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.


USAA Short-Term Bond Fund - 14

--------------------------------------------------------------------------------

              REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Moreover, by investing in the debt securities of REITs, the Fund is also subject to credit risk.

    [ARROW]   HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We search for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. Recognizing value is the result of simultaneously analyzing the interaction of these factors among the securities available in the market. We will sell a security if we become concerned about its credit risk, we are forced by market factors to raise money, or an attractive replacement is available.


FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF OCTOBER 31, 2002
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors.

                                                                 15 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------


              For our services, the Fund pays us an annual fee. The fee was computed and paid at twenty-four one hundredths of one percent (.24%) of average net assets for the fiscal year ended July 31, 2002.

              The investment management fee for the Short-Term Bond Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Investment Grade Bond Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment is calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the current month plus the previous 36 months. Thereafter the performance period will consist of the current month plus the previous 35 months.

      --------------------------------------------------------------------------
      [ARROW] LIPPER INDEX
              LIPPER SHORT INVESTMENT GRADE BONDS FUNDS INDEX
      --------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

USAA Short-Term Bond Fund - 16

--------------------------------------------------------------------------------

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
             +/- 20 to 50                             +/- 4
             +/- 51 to 100                            +/- 5
          +/- 101 and greater                         +/- 6


       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).


              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              PORTFOLIO MANAGER

              R. Matthew Freund, CFA, assistant vice president of Fixed Income Investments, has managed the Fund since May 2002. Mr. Freund has 13 years of investment management experience and has worked for us for eight years. He earned the Chartered Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from Indiana University and a BA from Franklin & Marshall College.


USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and

                                                                 17 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

              in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

USAA Short-Term Bond Fund - 18

--------------------------------------------------------------------------------


              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, these instruments must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA) accounts and $250 for IRAs]. Employees of USAA and its affiliated companies may open an

                                                                 19 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

                   account through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments.

              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

              INVESTART

                |_|No  initial   investment   if  you  elect  to  have   monthly
                   electronic investments of at least $50 per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

              MAIL

                |_| To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

USAA Short-Term Bond Fund - 20

--------------------------------------------------------------------------------

              BANK WIRE

                |_|To open or add to your account, call 1-800-531-8448  or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you  would  like  to open a new  account  or  exchange  to
                   another   Fund  in  the  USAA  family  of  funds,   call  for
                   instructions.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.
                                                                 21 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

USAA Short-Term Bond Fund - 22

--------------------------------------------------------------------------------

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_|Access USAA.COM.

                |_|Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg  Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|Send a signed fax to  1-800-292-8177,  or send a telegram  to
                   USAA Shareholder Account Services.

                |_|Call toll free  1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_|Call toll free  1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

                                                                 23 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

              CHECKWRITING

                |_|Return  a  signed  signature  card,  which  accompanies  your application, or request a signature card separately and return it to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. You will not be charged for the use of checks or any subsequent reorders. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account. Remember, writing a check results in a taxable event and is therefore reportable for federal tax purposes.

              USAA BROKERAGE SERVICES

                |_|Call toll free  1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).


USAA Short-Term Bond Fund - 24

--------------------------------------------------------------------------------

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders when  in the best interest of the Fund

                |_|limit or discontinue  the  offering  of  shares  of  the Fund without notice to the shareholders

                |_|calculate the NAV per share on a  business day  that the NYSE is closed

                |_|impose a  redemption  charge  of  up  to  1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                |_|require  a  signature  guarantee  for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem an account with less than ten shares, with certain
                   limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we

                                                                 25 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

              receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 23.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.


USAA Short-Term Bond Fund - 26

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a securities exchange are valued at the last sales price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

                                                                 27 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

              DIVIDENDS AND OTHER DISTRIBUTIONS

              Distributions from the Fund's net investment income is accrued daily and paid on the last business day of the month. Daily dividends are declared at the time the NAV per share is calculated. Dividends begin accruing on shares purchased the day following the effective date and continue to accrue to the effective date of redemption. When you choose to receive cash dividends monthly, we will send you those funds that have accrued during the month after the payment date. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares in the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividend or other distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

     --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FROM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAIN DISTRIBUTIONS  PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

USAA Short-Term Bond Fund - 28

--------------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:


                                                                 29 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

                |_|underreports dividend or interest income or

                |_|fails to certify  that he  or  she  is  not subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports, and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


USAA Short-Term Bond Fund - 30

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              The information for the year ended July 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund for the period August 1, 1997, through July 31, 2001, was audited by another independent accounting firm.

                                                                 31 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

                                           Year Ended July 31,
                       ---------------------------------------------------------
                          2002        2001        2000       1999        1998
                       ---------------------------------------------------------

Net asset value at
   beginning of period $    9.95  $     9.70  $     9.75  $     9.99  $   10.03
                       ---------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income       .55 b       .65         .63         .58        .62
 Net realized and
  unrealized gain (loss)    (.96) b      .25        (.05)       (.22)     (.04)
                       ---------------------------------------------------------
Total from investment
   operations               (.41)        .90         .58         .36        .58
                       ---------------------------------------------------------
Less distributions:
 From net investment
  income                    (.55)       (.65)       (.63)       (.58)      (.62)
 From realized
  capital gains                _            _           _       (.02)         -
                       ---------------------------------------------------------
Total distributions         (.55)       (.65)       (.63)       (.60)      (.62)
                       ---------------------------------------------------------
Net asset value at
 end of period         $    8.99  $     9.95  $     9.70  $     9.75  $    9.99
                       =========================================================
Total return (%) *         (4.29)       9.61        6.18        3.76       5.91

Net assets at end
 of period (000)       $ 404,048  $  419,857  $  293,003  $  241,247  $ 181,171

Ratio of expenses
 to average net
 assets (%) **               .58 a       .46 a       .48         .50        .50

Ratio of expenses
 to average net
 assets excluding
 reimbursements (%) **       n/a         n/a         n/a         .52        .56

Ratio of net investment
 income to average net
 assets (%) **              5.74 b      6.67        6.56        5.89       6.16

Portfolio turnover (%)     87.55       31.80       23.68       11.53      48.24

* Assumes reinvestment of all dividend income and realized capital gain distributions during the period.

**   For the year ended July 31, 2002,  average net assets were $451,354,000.

(a) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

(b) Without the adoption of the change in amortization method, the ratio of net investment income to average net assets would have been 5.73%. The per share net investment income and net realized and unrealized loss amounts would not have changed.


USAA Short-Term Bond Fund - 32

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE SHORT-TERM BOND FUND AND TYPES OF SECURITIES IN WHICH ITS ASSETS MAY BE INVESTED:

              ASSET-BACKED SECURITIES

              The Fund's assets may be invested in asset-backed securities. Asset-backed securities (ABS) represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities. Such pass-through certificates may include equipment trust certificates
              (ETC) secured by specific equipment, such as airplanes and railroad cars. ETC securities may also be enhanced by letters of credit. An ABS may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

              On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any.

              The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.


                                                                 33 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              EURODOLLAR AND YANKEE OBLIGATIONS

              A portion of the Fund's assets may be invested in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

              FUTURES AND OPTIONS

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the statement of additional information.

              ILLIQUID SECURITIES

              The Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              LENDING OF SECURITIES

              The Fund may lend its securities to qualified institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral


USAA Short-Term Bond Fund - 34

--------------------------------------------------------------------------------

              when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).

              MASTER DEMAND NOTES

              The Fund's assets may be invested in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Fund's Board of Directors or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

              MORTGAGE-BACKED SECURITIES

              The Fund's assets may be invested in mortgage-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie
              Mae),  and the Federal  Home Loan  Mortgage  Corporation  (Freddie
              Mac). These securities represent ownership in a pool of mortgage loans. They differ


                                                                 35 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

              Mortgage-backed securities also include collateralized mortgage obligations (CMOs), commercial mortgage-backed securities, and mortgage dollar rolls. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

              The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

              MUNICIPAL LEASE OBLIGATIONS

              The Fund's assets may be invested in a variety of instruments referred to as municipal lease obligations, including leases, installment purchase contracts, and certificates of participation in such leases and contracts.


USAA Short-Term Bond Fund - 36

--------------------------------------------------------------------------------

              PUT BONDS

              The Fund's assets may be invested in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

              REAL ESTATE INVESTMENT TRUSTS (REITS)

              A portion of the Fund's assets may be invested in publicly traded REITs, which are managed portfolios of real estate. REITs make investments in a diverse array of real estate from shopping centers and office buildings to apartment complexes and hotels. Debt REITs specialize in lending money to building developers and pass the interest income on to shareholders.

              REPURCHASE AGREEMENTS

              The Fund's assets may be invested in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the underlying collateral.

              The Fund maintains custody of the underlying obligations prior to its repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligation. A repurchase agreement involves the obligation

                                                                 37 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian or special "tri-party" custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

              TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

              The Fund's assets may be invested in treasury inflation-protected securities, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. The principal value of TIPS periodically adjusts to the rate of inflation. TIPS trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

              VARIABLE-RATE SECURITIES

              The Fund's assets may be invested in variable-rate securities. Variable-rate securities bear interest at rates that are adjusted periodically to market rates.

              |_| These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

              |_| Because the interest rates of variable-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate securities is less affected


USAA Short-Term Bond Fund - 38

--------------------------------------------------------------------------------

                   by changes in prevailing interest rates than the market value of securities with fixed interest rates.

              |_| The market value of a variable-rate security usually tends toward par (100% of face value) at interest rate adjustment time.

              WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

              The Fund's assets may be invested in debt securities offered on a when-issued and delayed-delivery basis.

              |_| Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

              |_| The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

              |_| Such securities can be sold before settlement date.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures, as well as when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts or securities.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 39 - Prospectus

                                     NOTES
USAA Short-Term Bond Fund - 40

                                     NOTES

                                                                 41 - Prospectus

                                     NOTES

USAA Short-Term Bond Fund - 42

                                     NOTES


                                                                 43 - Prospectus

USAA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.


USAA Short-Term Bond Fund - 44

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS

               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)

                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

                                     Part A

                               Prospectus for the
                                Money Market Fund

                               is included herein

                                                                      PROSPECTUS
                                                                DECEMBER 1, 2002

                                   USAA MONEY
                                  MARKET FUND

AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA MONEY MARKET FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    7

     FUND INVESTMENTS                                                     9

     FUND MANAGEMENT                                                     13

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         14

     HOW TO INVEST                                                       15

     HOW TO REDEEM                                                       18

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           20

     EXCHANGES                                                           22

     SHAREHOLDER INFORMATION                                             23

     FINANCIAL HIGHLIGHTS                                                26

     APPENDIX A                                                          28

     ADDITIONAL FUND INFORMATION                                         36

USAA Money Market Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity. Our strategy to achieve this objective will be to invest the Fund's assets in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 9 for more information.


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are interest rate risk, credit risk, and management risk.

                |_|INTEREST  RATE RISK involves the  possibility  that the value of the Fund's investments will fluctuate because of changes in interest rates.

                   IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

                   IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

                                                                  3 - Prospectus

USAA MONEY MARKET FUND
--------------------------------------------------------------------------------

                |_|CREDIT RISK  involves the  possibility  that an issuer cannot make timely dividend, interest, and principal payments on its securities.

                |_|MANAGEMENT   RISK   involves   the   possibility   that   the
                   investment techniques and risk analyses used by the Fund's manager will not produce the desired results.

              Money market funds are sometimes confused with savings accounts. A savings account is a deposit with a bank. The bank is obligated to return the amount deposited and to pay you interest for the use of your money. Up to a certain dollar amount, the Federal Deposit Insurance Corporation (FDIC) will insure that the bank meets its obligations.

              This Fund is not a savings account but, rather, is a money market mutual fund that issues and redeems its shares at the Fund's net asset value (NAV) per share. The Fund always seeks to maintain a constant NAV of $1 per share.

              Just as a savings account pays interest on the amount deposited, the Fund pays dividends on the shares you own. If these dividends are reinvested in the Fund, the value of your account will grow over time.

              Unlike a savings account, however, an investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. We manage the Fund in accordance with strict SEC guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share. The value of your investment typically will grow through reinvested dividends.

USAA Money Market Fund - 4

--------------------------------------------------------------------------------

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past ten years.

              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              [ARROW] TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING
                      THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              1992         3.80%
                              1993         3.01%
                              1994         4.05%
                              1995         5.80%
                              1996         5.24%
                              1997         5.40%
                              1998         5.34%
                              1999         4.97%
                              2000         6.15%
                              2001         3.96%


                            9-MONTH YTD TOTAL RETURN
                                1.18% (9/30/02)

               BEST QUARTER*                    WORST QUARTER*
            1.57% 4th QTR. 2000               .56% 4TH QTR. 2001

          * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

                                                                  5 - Prospectus

USAA MONEY MARKET FUND
--------------------------------------------------------------------------------

              The table below shows the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund. Remember, historical performance does not necessarily indicate what will happen in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                    SINCE
                                 PAST      PAST        PAST        INCEPTION
 MONEY MARKET FUND              1 YEAR    5 YEARS     10 YEARS     1/30/81
================================================================================
                                 3.96%      5.16%       4.77%       6.97%

              YIELD
              ------------------------------------------------------------------

              All mutual funds must use the same formulas to calculate YIELD and EFFECTIVE YIELD. The Fund typically advertises performance in terms of a 7-day yield and effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2001, was 1.83%.

  ------------------------------------------------------------------------------
   [ARROW] YIELD IS THE ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

   [ARROW] EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD, HOWEVER, WHEN ANNUALIZED, THE INCOME EARNED IS ASSUMED TO BE REINVESTED.
  ------------------------------------------------------------------------------

USAA Money Market Fund - 6

--------------------------------------------------------------------------------

              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for this Fund, through our USAA.COM web site once you have established Internet access. See page 16 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    42

               [ARROW]  TICKER SYMBOL                  USAXX
               ------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

                                                                  7 - Prospectus

USAA MONEY MARKET FUND
--------------------------------------------------------------------------------

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets.

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES           (12b-1) FEES       EXPENSES             EXPENSES
--------------------------------------------------------------------------------
       .24%                None             .33%                 .57%a

   A THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY,
     REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT, WHICH HAD NO IMPACT ON THE EXPENSE RATIO AS OF THE MOST RECENT FISCAL YEAR.

  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
  ------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of those periods shown.

--------------------------------------------------------------------------------
        1 YEAR           3 YEARS            5 YEARS           10 YEARS
--------------------------------------------------------------------------------
         $58               $183              $318               $714


USAA Money Market Fund - 8

--------------------------------------------------------------------------------

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

    [ARROW]   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal strategy is the investment of its assets in high-quality, U.S. dollar-denominated debt securities of domestic and foreign issuers that have been determined to present minimal credit risk.

    [ARROW] WHAT ARE THE MAIN TYPES OF MONEY MARKET INSTRUMENTS IN WHICH THE FUND MAY INVEST?

              The Fund's portfolio may include, but is not limited to, the following:

                |_|COMMERCIAL   PAPER:   unsecured    promissory    notes   that
                   corporations typically issue to finance current operations and other expenditures;

                |_|TREASURY BILLS, NOTES,  AND BONDS:  debt  obligations sold at discount or at face value and repaid at face value by the U.S. Treasury. Bills mature in one year or less. Notes and bonds have longer maturities at issue but will only be purchased by the Fund if they mature within 13 months of the purchase date or their maturity can be shortened to 13 months or less of the purchase date through a maturity shortening feature. All are backed by the full faith and credit of the U.S. government;

                |_|CERTIFICATES OF  DEPOSIT:  receipts  for  funds  deposited at banks that guarantee a fixed interest rate over a specified time period;

                |_|REPURCHASE  AGREEMENTS:  contracts,  usually  involving  U.S.
                   government securities, that require one party to repurchase securities at a fixed price on a designated date;

                |_|MEDIUM-TERM NOTES: unsecured  corporate debt obligations that are continuously offered in a broad range of maturities and structures;

                                                                  9 - Prospectus

USAA MONEY MARKET FUND
--------------------------------------------------------------------------------

                |_|ASSET-BACKED SECURITIES:  certificates,  trusts, or similarly structured investment vehicles whose principal and interest is backed by an underlying pool of assets. The value of the asset pool often exceeds the value of the security and may include a swap obligation or third-party guarantee;

                |_|BANK NOTES: unsecured  obligations  of a bank that rank on an equal basis with other kinds of deposits but do not carry FDIC insurance;

                |_|ADJUSTABLE-RATE  SECURITIES:  certain money market securities that have interest rates which are adjusted periodically. These interest rate adjustments tend to minimize fluctuations in the securities' principal values. When calculating its weighted average maturity, the Fund may shorten the maturity of these securities in accordance with Rule 2a-7 of the Investment Company Act of 1940; and

                |_|other short-term debt securities.

              For a further description of these securities and other securities in which we may invest the Fund's assets, see APPENDIX A on page 28.

    [ARROW]   ARE THERE ANY LIMITS ON HOW MUCH CAN BE INVESTED IN ONE ISSUER?

              Yes. The SEC has set certain diversification requirements for money market funds. Generally, these requirements limit a money market fund's investments in securities of any issuer to no more than 5% of the Fund's assets. Also, strict SEC guidelines do not permit us to invest, with respect to 75% of the Fund's assets, greater than 10% of the Fund's assets in securities issued by or subject to guarantees by the same institution. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward these limitations.

USAA Money Market Fund - 10

--------------------------------------------------------------------------------

    [ARROW]   WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

              The Fund's purchases consist of high-quality securities that qualify as eligible securities under the SEC rules that apply to money market funds. In general, an eligible security is defined as a security that is:

                |_|issued or guaranteed by the U.S.  government or any agency or instrumentality thereof

                |_|rated or subject to a guarantee  that is rated in the highest category for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs) or by one NRSRO if the security is rated by only one NRSRO

                |_|unrated but issued by an issuer or guaranteed by a  guarantor that has other comparable short-term  obligations so rated or

                |_|unrated but determined by us to be of comparable quality

              In addition, we must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

    [ARROW]   WHO ARE THE NRSROS?

              Current NRSROs include:

                |_|  Moody's Investors Service

                |_|  Standard & Poor's Ratings Group

                |_|  Fitch Ratings

    [ARROW]   WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED?

              If the rating of a security is downgraded after purchase, we, subject to Board review, will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.

                                                                 11 - Prospectus

USAA MONEY MARKET FUND
--------------------------------------------------------------------------------

    [ARROW]   WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

              We will endeavor to maintain a constant Fund net asset value of $1 per share; however, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

              For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in the highest category for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts have determined that the security presents minimal credit risk.

              There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and maintaining a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY for the Fund of 90 days or less.

    ----------------------------------------------------------------------------
     [ARROW] DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.
    ----------------------------------------------------------------------------

    [ARROW]   HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, sell decisions are usually based on a change in our credit analysis or to take advantage of an opportunity to reinvest at a higher yield.

USAA Money Market Fund - 12

--------------------------------------------------------------------------------

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF OCTOBER 31, 2002
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors.

              For our services, the Fund pays us an annual fee. The fee was computed and paid at twenty-four one hundredths of one percent (.24%) of average net assets for the fiscal year ended July 31, 2002.

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              PORTFOLIO MANAGER

              Pamela Bledsoe Noble, CFA, vice president of Money Market Funds, has managed the Fund since May 1996. Ms. Noble has 14 years of investment management experience and has worked for us for 11 years. She earned the Chartered Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio

                                                                 13 - Prospectus

USAA MONEY MARKET FUND
--------------------------------------------------------------------------------

              Financial Analysts Society, Inc. She holds an MBA from Texas Christian University and a BS from Louisiana Tech University.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

USAA Money Market Fund - 14

--------------------------------------------------------------------------------

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your

                                                                 15 - Prospectus

USAA MONEY MARKET FUND
--------------------------------------------------------------------------------

              request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, these instruments must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA) accounts and $250 for IRAs]. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments.

              ADDITIONAL PURCHASES

                |_|$50  minimum   per  transaction,   per  account.  (Except  on
                   transfers from brokerage accounts, which are exempt from the minimum.)

              INVESTART

                |_|No  initial   investment   if  you  elect  to  have   monthly
                   electronic investments of at least $20 per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to

USAA Money Market Fund - 16

--------------------------------------------------------------------------------

                   obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

              MAIL

                |_| To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your account,  call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you  would  like  to open a new  account  or  exchange  to
                   another   Fund  in  the  USAA  family  of  funds,   call  for
                   instructions.

                                                                 17 - Prospectus

USAA MONEY MARKET FUND
--------------------------------------------------------------------------------

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or

USAA Money Market Fund - 18

--------------------------------------------------------------------------------

              losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_| Access USAA.COM.

                |_| Send your written instructions to:

                    USAA Shareholder Account Services
                    9800 Fredericksburg Road
                    San Antonio, TX 78288
                    (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_| Send a signed fax to  1-800-292-8177,  or send a telegram to
                    USAA Shareholder Account Services.

                |_| Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_| Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communi-

                                                                 19 - Prospectus

USAA MONEY MARKET FUND
--------------------------------------------------------------------------------

              cated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number,
              (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              CHECKWRITING

                |_|Return  a  signed  signature  card,  which  accompanies  your application, or request a signature card separately and return it to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. You will not be charged for the use of checks or any subsequent reorders. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

              USAA BROKERAGE SERVICES

                |_| Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.


IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than

USAA Money Market Fund - 20

--------------------------------------------------------------------------------

              $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange  orders when in the best interest of the Fund

                |_|limit or  discontinue  the offering  of  shares  of the Fund without notice to the shareholders

                |_|calculate the NAV per  share on a business  day that the NYSE is closed

                |_|impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                |_|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem an account  with less  than  500 shares,  with certain limitations

                                                                 21 - Prospectus

USAA MONEY MARKET FUND
--------------------------------------------------------------------------------

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 19.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the

USAA Money Market Fund - 22

--------------------------------------------------------------------------------

              Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time. Securities are stated at amortized cost, which approximates market value.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              Distributions from the Fund's net investment income is accrued daily and paid on the last business day of the month. Daily dividends are declared at the time the NAV per share is calculated. Dividends begin accruing on shares purchased the day following the effective date and continue to accrue to the effective date of redemption. When you choose to receive cash dividends monthly, we will send you those funds that have accrued during the month after the payment date.

                                                                 23 - Prospectus

USAA MONEY MARKET FUND
--------------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

USAA Money Market Fund - 24

--------------------------------------------------------------------------------

                |_|underreports dividend or interest income or

                |_|fails to  certify  that he  or she  is not  subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports, and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


                                                                 25 - Prospectus

USAA MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              The information for the year ended July 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund for the period August 1, 1997, through July 31, 2001, was audited by another independent accounting firm.


USAA Money Market Fund - 26

--------------------------------------------------------------------------------

                                          Year Ended July 31,
                     -------------------------------------------------------------
                         2002       2001       2000          1999        1998
                     -------------------------------------------------------------
Net asset value at
 beginning of period $     1.00  $     1.00  $      1.00  $     1.00  $      1.00

Income from investment
 operations:
 Net investment income      .02         .05          .05         .05          .05

Less Distributions:
 From net investment
  income                   (.02)       (.05)        (.05)       (.05)        (.05)
                     -------------------------------------------------------------
Net asset value at
 end of period       $     1.00  $     1.00  $      1.00  $     1.00  $      1.00
                     =============================================================

Total return (%) *         2.02        5.54         5.66        4.95         5.45

Net assets at
 end of period (000) $3,569,459  $3,867,791  $ 3,427,820  $3,011,013  $ 2,491,473

Ratio of expenses
 to average net
 assets (%) **              .57 c       .49 a,c      .46 b       .45          .45

Ratio of expenses
 to average net
 assets excluding
 reimbursement (%) **       n/a a        .49 a,c     .48         .48          .48

Ratio of net investment
 income to average net
 assets (%) **             2.01        5.36         5.56        4.83         5.32


*   Assumes reinvestment of all dividend income distributions during the period.

**  For the year ended July 31, 2002, average net assets were $3,710,722,000.

(a) Effective December 1, 2000, the Manager terminated its voluntary agreement to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.

(b) Effective December 1, 1999, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.

(c) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios. The following are descriptions of certain policies of the Money Market Fund and types of securities in which its assets may be invested:


                                                                 27 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE MONEY MARKET FUND AND TYPES OF SECURITIES IN WHICH ITS ASSETS MAY BE INVESTED:

              ADJUSTABLE-RATE SECURITIES

              The Fund's assets may be invested in adjustable-rate securities. The interest rate on an adjustable-rate security fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). The yields on these securities are reset on a periodic basis (for example, daily, weekly, or quarterly) or upon a change in the benchmark interest rate. The yields are closely correlated to changes in money market interest rates.

              AGENCY NOTES

              The Fund's assets may be invested in agency notes, which are debt obligations of agencies sponsored by the U.S. government that are not backed by the full faith and credit of the United States.

              ASSET-BACKED SECURITIES

              The Fund's  assets may be  invested  in  asset-backed  securities.
              Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

USAA Money Market Fund - 28

--------------------------------------------------------------------------------

              On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any.

              The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

              BANKER'S ACCEPTANCES

              The Fund's assets may be invested in banker's acceptances, which are bank-issued commitments to pay for merchandise sold in the import/export market.

              CERTIFICATES OF DEPOSIT (CD)

              The Fund's assets may be invested in certificates of deposit, which are issued by major banks in amounts of $100,000 and up. Negotiable CDs have historically been extremely safe and most are sold in bearer form (not registered in the investor's name) because of their short maturities. They are liabilities of banks, which are obliged to pay the face amount plus interest at maturity. Banks issue them to raise money for various purposes, including lending operations.

              COMMERCIAL PAPER

              The Fund's assets may be invested in commercial paper. Commercial paper are unsecured promissory notes issued mainly by the most creditworthy corporations. For many large companies these notes are a low-cost method of short-term borrowing and one of the most important debt markets in the United States. Interest is primarily discounted in the same manner as that of Treasury bills. Most top-rated commercial

                                                                 29 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              paper is considered safe from default, although less so than Treasury bills and CDs, and usually offers slightly higher yields.

              EURODOLLAR AND YANKEE OBLIGATIONS

              A portion of the Fund's assets may be invested in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

              ILLIQUID SECURITIES

              The Fund may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              MASTER DEMAND NOTES

              The Fund's assets may be invested in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand

USAA Money Market Fund - 30

--------------------------------------------------------------------------------

              notes only if the Fund's Board of Directors or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

              MORTGAGE-BACKED SECURITIES

              The Fund's assets may be invested in mortgage-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie
              Mae),  and the Federal  Home Loan  Mortgage  Corporation  (Freddie
              Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

              Mortgage-backed securities also include collateralized mortgage obligations (CMOs), commercial mortgage-backed securities, and mortgage dollar rolls. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure

                                                                 31 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

              The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

              MUNICIPAL LEASE OBLIGATIONS

              The Fund's assets may be invested in a variety of instruments referred to as municipal lease obligations, including leases, installment purchase contracts, and certificates of participation in such leases and contracts.

              PUT BONDS

              The Fund's assets may be invested in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

              REPURCHASE AGREEMENTS

              The Fund's assets may be invested in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the underlying collateral.

USAA Money Market Fund - 32

--------------------------------------------------------------------------------

              The Fund maintains custody of the underlying obligations prior to its repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligation. A repurchase agreement involves the obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian or special "tri-party" custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

              TREASURY BILLS

              The Fund's assets may be invested in Treasury bills, which are issued by the U.S. government with maturities of four weeks, three months, and six months. They are considered to be completely safe from the risk of default since they are backed by the full faith and credit of the federal government. Interest on them is paid as a discount from par, meaning that you pay less than face value when you buy them and receive the full amount when they mature. The interest is also exempt from state and local income taxes.

                                                                 33 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              VARIABLE-RATE SECURITIES

              The Fund's assets may be invested in variable-rate securities. Variable-rate securities bear interest at rates that are adjusted periodically to market rates.

              |_| These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

              |_| Because the interest rates of variable-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

              |_| The market value of a variable-rate security usually tends toward par (100% of face value) at interest rate adjustment time.

              WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

              The Fund's assets may be invested in debt securities offered on a when-issued and delayed-delivery basis.

              |_| Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

              |_| The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

              |_|  Such securities can be sold before settlement date.

USAA Money Market Fund - 34

--------------------------------------------------------------------------------

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these securities.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 35 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semi-annual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Money Market Fund - 36

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS

               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)

                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

                                     Part A

                               Prospectus for the
                            Science & Technology Fund

                               is included herein

                                                                      PROSPECTUS
                                                                DECEMBER 1, 2002

                         USAA SCIENCE & TECHNOLOGY FUND

       AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    8

     FUND INVESTMENTS                                                    10

     FUND MANAGEMENT                                                     13

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         17

     HOW TO INVEST                                                       18

     HOW TO REDEEM                                                       21

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           23

     EXCHANGES                                                           24

     SHAREHOLDER INFORMATION                                             25

     FINANCIAL HIGHLIGHTS                                                30

     APPENDIX A                                                          32

     ADDITIONAL FUND INFORMATION                                         36


USAA Science & Technology Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is long-term capital appreciation. The strategy to achieve this objective is to normally invest at least 80% of the Fund's assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements.

              We are the Fund's investment adviser. We directly manage the portion of the Fund's assets invested in equity securities of companies that we expect will benefit from the development and use of scientific advances and improvements. We have retained Wellington Management Company, LLP (Wellington Management) to serve as subadviser for the portion of the Fund's assets invested in equity securities of companies that Wellington Management expects will benefit from the development and use of technological advances and improvements.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 10 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are stock market risk, industry risk, and management risk.

                |_|STOCK MARKET RISK involves the possibility  that the value of the Fund's investments in equity securities will decline regardless of the success or failure of the company's operations.

                |_|INDUSTRY  RISK  involves  the  possibility  that  the  Fund's investments in companies whose value is highly dependent on scientific and technological developments may be more

                                                                  3 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

                   volatile because of the short life cycles and competitive pressures of many of the products or services of these companies.

                |_|MANAGEMENT   RISK   involves   the   possibility   that   the
                   investment techniques and risk analyses used by the Fund's managers will not produce the desired results.

              Another risk described later in the prospectus is the risk of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. The Fund's portfolio consists of companies whose value is highly dependent on scientific and technological developments. Many of the products and services of these companies are subject to short life cycles and competitive pressures. Therefore, the market value of the Fund's portfolio and the Fund's price per share are likely to fluctuate significantly.

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

USAA Science & Technology Fund - 4

--------------------------------------------------------------------------------

              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.

       -------------------------------------------------------------------------
       [ARROW]TOTAL RETURN  MEASURES  THE PRICE  CHANGE IN A SHARE  ASSUMING THE
              REINVESTMENT   OF   ALL   DIVIDEND   INCOME   AND   CAPITAL   GAIN
              DISTRIBUTIONS.
       -------------------------------------------------------------------------

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              1998*         46.64%
                              1999          47.04%
                              2000         -16.66%
                              2001         -38.92%

                   *FUND BEGAN OPERATIONS ON AUGUST 1, 1997.

                            9-MONTH YTD TOTAL RETURN
                                -46.28% (9/30/02)

               BEST QUARTER**                   WORST QUARTER**
          34.75% 4th Qtr. 2001              -37.99% 3rd Qtr. 2001

          ** PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

                                                                  5 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

              The following table shows how the Fund's average annual total returns for the one-year period, as well as the life of the Fund, compared to those of relevant securities market indices.

              The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the next page are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

              This may be particularly true for the period prior to June 28, 2002, which is the date on which Wellington Management assumed day-to-day management of the portion of the Fund's assets invested in the technology sector. Prior to that date, IMCO was solely responsible for managing the Fund's assets.


USAA Science & Technology Fund - 6

--------------------------------------------------------------------------------

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                 SINCE
                                                PAST           INCEPTION
 SCIENCE & TECHNOLOGY FUND                     1 YEAR            8/1/97
================================================================================
  Return Before Taxes                          -38.92%           -0.10%
  Return After Taxes on Distributions          -38.92%           -0.22%
  Return After Taxes on Distributions
   and Sale of Fund Shares                     -23.70%           -0.10%
.................................................................................

  S&P 500 Index* (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES, OR TAXES)               -11.88%            5.69%o
.................................................................................

  Lipper Science & Technology Funds
   Index** (REFLECTS NO DEDUCTION FOR TAXES)   -34.72%            5.53%o

    * THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

   ** THE LIPPER SCIENCE & TECHNOLOGY FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST AT LEAST 65% OF THEIR EQUITY PORTFOLIO IN SCIENCE AND TECHNOLOGY STOCKS.

    o THE PERFORMANCE OF THE LIPPER SCIENCE & TECHNOLOGY FUNDS INDEX AND THE S&P 500 INDEX IS CALCULATED AT THE END OF THE MONTH, JULY 31, 1997, WHILE THE FUND'S INCEPTION DATE IS AUGUST 1, 1997. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.


              CURRENT PRICE AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund, through our USAA.COM web site once you have established Internet access. See page 19 for information on establishing
              Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1

                                                                  7 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

              for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    31

               [ARROW]  TICKER SYMBOL                  USSCX

               [ARROW]  NEWSPAPER SYMBOL               SciTech
               ------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and

USAA Science & Technology Fund - 8

--------------------------------------------------------------------------------

              transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets.

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES          (12b-1) FEES        EXPENSES             EXPENSES
--------------------------------------------------------------------------------
       .75%a              None              1.04%               1.79%b

   A THE  PERFORMANCE  ADJUSTMENT FEE DID NOT IMPACT THE MANAGEMENT FEES FOR THE
     MOST RECENT FISCAL YEAR.

   B THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY,
     REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT, WHICH REDUCED THE TOTAL EXPENSES OF THE FUND BY 0.01% FOR THE MOST RECENT FISCAL YEAR.

  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
  ------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1)a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

--------------------------------------------------------------------------------
        1 YEAR           3 YEARS            5 YEARS           10 YEARS
--------------------------------------------------------------------------------
         $182             $563                $970             $2,105


                                                                  9 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal investment strategy is to invest at least 80% of the Fund's assets in equity securities of companies that are expected to benefit from the development and use of scientific and technological advances and improvements. The term "equity securities" is used to include common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

              As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund's assets may be invested in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

              The Fund's securities generally will not be traded for short-term profits; however, if circumstances warrant, the Fund's securities may need to be actively and frequently traded to achieve the Fund's principal investment strategy. The Fund's portfolio turnover rate will vary from year to year depending on market conditions. A high turnover rate increases transaction costs and may increase taxable capital gains; therefore, the anticipated benefits of trading will be weighed carefully.

              STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that

USAA Science & Technology Fund - 10

--------------------------------------------------------------------------------

              the investment techniques and risk analyses used by the Fund's managers will produce the desired results.

      [ARROW] MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

              Yes. While most of the Fund's assets will be invested in U.S. securities, up to 20% of the Fund's total assets may be invested in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

              FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

              |_|EMERGING MARKETS RISK.  Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

              |_|POLITICAL RISK. Political risk includes a greater potential for
                 coups  d'etat,   revolts,  and  expropriation  by  governmental
                 organizations.

      [ARROW] IN WHAT INDUSTRIES WILL THE FUND'S ASSETS BE INVESTED?

              At least 80% of the Fund's net assets will be invested in industries such as, but not limited to, biotechnology, computer hardware, software and services, communication and telecommunication equipment and services, electronics, health care, drugs, medical products and supplies, specialized health care services, aerospace and defense, and other industries we believe may benefit directly or indirectly from research and development in the science and technology fields. The Fund's remaining assets may be invested in any other industry.

                                                                 11 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

              INDUSTRY RISK. A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.

      [ARROW] HOW ARE THE  DECISIONS TO  BUY OR  SELL SECURITIES  IN THE SCIENCE
              SECTOR OF THE FUND MADE?

              We generally invest in companies producing sales and earnings growth rates greater than those of the overall market. Investment considerations include a company's ability to exceed earnings expectations over the near or long term, valuation, cash flow, acquisitions, and other corporate actions. We employ a bottom-up, stock-picking strategy focusing on these factors. We monitor our positions continually and will sell a stock when we perceive our original investment thesis to no longer hold.

      [ARROW] HOW ARE THE DECISIONS TO BUY OR SELL SECURITIES  IN THE TECHNOLOGY
              SECTOR OF THE FUND MADE?

              Security  selection  decisions  are based on in-depth  fundamental
              analysis  and  valuation.   Stocks   purchased  in  the  portfolio
              typically share the following attributes:

              |_| a positive change in operating results is anticipated

              |_| unrecognized or undervalued capabilities are present

              |_| high-quality management that is able to deliver shareholder value

              Stocks are typically sold when:

              |_| target prices are achieved


USAA Science & Technology Fund - 12

--------------------------------------------------------------------------------

              |_| there  is  a  negative  change  in  the company's  fundamental outlook

              |_| more attractive values are available in a comparable company

              For additional information about other securities in which the Fund's assets may be invested, see APPENDIX A on page 32.

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF OCTOBER 31, 2002
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

                                                                 13 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

              We also are responsible for the day-to-day investment management of the portion of the Fund that invests in equity securities of companies that we expect will benefit from the development and use of scientific advances and improvements.

              For our services, the Fund pays us an annual fee. This fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended July 31, 2002.

              The investment management fee for the Science & Technology Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Science & Technology Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

      --------------------------------------------------------------------------
      [ARROW] LIPPER INDEX
              LIPPER SCIENCE & TECHNOLOGY FUNDS INDEX
      --------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

USAA Science & Technology Fund - 14

--------------------------------------------------------------------------------

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
            +/- 100 to 400                                 +/- 4
            +/- 401 to 700                                 +/- 5
          +/- 701 and greater                              +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

              We have entered into an investment subadvisory agreement with Wellington Management, under which Wellington Management provides day-to-day discretionary management of the portion of the Fund that invests in equity securities of companies that Wellington Management expects will benefit from the development and use of technological advances and improvements. Wellington Management manages these assets in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Fund's Board of Directors and IMCO.

              Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2002, Wellington Management had approximately $293 billion in assets.

                                                                 15 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

              Wellington Management is compensated by IMCO out of the amounts we receive from the Fund.

              PORTFOLIO MANAGERS

              SCIENCE SECTOR

              Camille Menasco Alexander, CFA, assistant vice president of Private Investment Management at IMCO, manages both private and institutional portfolios. Prior to joining USAA in 1998, Ms. Alexander spent five years as a portfolio manager at Frost National Bank, where she co-managed the Frost Employee Benefit Equity Fund. She also managed personal trusts, endowments and employee benefit accounts. Ms. Alexander earned a BA in Economics from the University of Texas at San Antonio. She holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, the San Antonio Society of Financial Analysts, and the San Antonio Business and Economics Society.

              TECHNOLOGY SECTOR

              Scott Simpson, senior vice president, joined Wellington Management in 1995. Mr. Simpson is a portfolio manager and an analyst in the Global Industry Research Group. He focuses on the computer software sector and all aspects of the Internet, including online services, media, and software companies. He received his BBA from the University of Michigan in 1990 and an MBA from Harvard Business School in 1995.

              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of Trustees, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current

USAA Science & Technology Fund - 16

--------------------------------------------------------------------------------

              subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safe-keeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.


                                                                 17 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time,


USAA Science & Technology Fund - 18

--------------------------------------------------------------------------------

              your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, these instruments must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA) accounts and $250 for IRAs]. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments.

              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

              INVESTART

                |_|No initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account within an existing registration, exchange to another Fund in the USAA family
                                                                 19 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

                   of funds, make redemptions, review account activity, check balances, and more.

              MAIL

                |_|To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your account,  call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you would  like to  open  a  new account  or  exchange  to
                   another  Fund  in  the   USAA  family  of  funds,   call  for
                   instructions.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for

USAA Science & Technology Fund - 20

--------------------------------------------------------------------------------

                   your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

                                                                 21 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_| Access USAA.COM.

                |_| Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_| Send a signed fax to  1-800-292-8177,  or send a telegram to
                    USAA Shareholder Account Services.

                |_| Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_| Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other


USAA Science & Technology Fund - 22

--------------------------------------------------------------------------------

              taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirma-tions of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_| Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION  ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange  orders when in the best interest of the Fund

                |_|limit or  discontinue  the  offering  of  shares of the  Fund without notice to the shareholders

                |_|calculate the NAV per  share on a  business day that the NYSE is closed

                                                                 23 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

                |_|impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                |_|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem an account with less than ten shares, with certain
                   limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA  BROKERAGE  ACCOUNT WITH USAA
              BROKERAGE   SERVICES,   PLEASE  CONTACT  USAA  BROKERAGE

USAA Science & Technology Fund - 24

--------------------------------------------------------------------------------

              SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 22.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

                                                                25 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of
              Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under procedures approved by the Fund's Board of Directors.

USAA Science & Technology Fund - 26

--------------------------------------------------------------------------------

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

     --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FROM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAIN  DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

                                                                27 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from a Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_| underreports dividend or interest income or

                |_| fails to certify that he or she is not subject to backup
                    withholding.

USAA Science & Technology Fund - 28

--------------------------------------------------------------------------------

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


                                                                 29 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              The information for the year ended July 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund from August 1, 1997, through July 31, 2001, was audited by another independent accounting firm.


USAA Science & Technology Fund - 30

--------------------------------------------------------------------------------

                                       Year Ended July 31,
                       ---------------------------------------------------------
                          2002       2001       2000      1999      1998**
                       ---------------------------------------------------------

Net asset value at
 beginning of period   $   10.73  $   21.06  $   15.18  $   11.17  $   10.00
                       ---------------------------------------------------------

Income (loss) from
 investment operations:
 Net investment loss        (.13) a    (.16) a    (.13) a    (.06) a    (.07) a
 Net realized and
  unrealized gain (loss)   (4.38)    (10.17)      6.26       4.07       1.24
                       ---------------------------------------------------------
Total from investment
 operations                (4.51)    (10.33)      6.13       4.01       1.17
                       ---------------------------------------------------------

Less distributions:
 From realized capital
  gains                     -           -         (.17)       -           -
 From return of
  capital                   -           -         (.08)       -           -
                       ---------------------------------------------------------
Total distributions         -           -         (.25)       -           -
                       ---------------------------------------------------------

Net asset value at
 end of period         $    6.22  $   10.73  $   21.06  $   15.18  $   11.17
                       =========================================================
Total return (%)*         (42.03)    (49.03)     40.73      35.90      11.70

Net assets at end of
 period (000)          $ 218,752  $ 368,832  $ 642,528  $ 257,992  $ 111,318

Ratio of expenses
 to average net
 assets (%)***              1.79 b     1.31 b     1.22       1.33       1.42

Ratio of net investment
 loss to average net
 assets (%)***             (1.48)     (1.05)      (.65)      (.47)      (.69)

Portfolio turnover (%)    107.55      57.45      69.21      44.39      76.31

  * Assumes reinvestment of all realized capital gains and other distributions during the period.

 ** Fund commenced operations In August 1, 1997.

*** For the year ended July 31, 2002, average net assets were $307,100,000.

(a) Calculated using average shares. For year ended July 31, 2002, average shares were 35,120,000.

(b) Reflects total expenses prior to any custodian fee offset arrangement. If the custodian fee credit were excluded from the calculation, the expense ratio for each period would have been reduced as follows:

                             -         0.01%       N/A        N/A        N/A


                                                                 31 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE SCIENCE & TECHNOLOGY FUND TYPES OF SECURITIES IN WHICH ITS ASSETS MAY BE INVESTED:

              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              CONVERTIBLE SECURITIES

              The Fund's assets may be invested in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

              FORWARD CURRENCY CONTRACTS

              The Fund may hold securities denominated in foreign currencies. As a result, the value of these securities will be affected by changes in the exchange rate between the dollar and the foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract is an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. The Fund only enters into forward currency contracts when it enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.


USAA Science & Technology Fund - 32

--------------------------------------------------------------------------------

              FUTURES AND OPTIONS

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the statement of additional information.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures contracts, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts.

              GLOBAL DEPOSITARY RECEIPTS (GDRS)

              The Fund's assets may be invested in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              LENDING OF SECURITIES

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair

                                                                 33 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrow. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).

              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

USAA Science & Technology Fund - 34

                                     NOTES


                                                                 35 - Prospectus

USAA SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Science & Technology Fund - 36

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS

               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)

                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

                                     Part A

                               Prospectus for the
                             First Start Growth Fund

                               is included herein

                                                                      PROSPECTUS
                                                                DECEMBER 1, 2002

                          USAA FIRST START GROWTH FUND

     THE USAA FIRST START GROWTH FUND IS DESIGNED TO STIMULATE INTEREST IN LONG-TERM INVESTING BY YOUNG PEOPLE. IT IS PART OF USAA FIRST START, A MONEY MANAGEMENT PLAN FOR YOUNG PEOPLE.

     AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    8

     FUND INVESTMENTS                                                    10

     FUND MANAGEMENT                                                     13

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         16

     HOW TO INVEST                                                       17

     HOW TO REDEEM                                                       20

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           22

     EXCHANGES                                                           23

     SHAREHOLDER INFORMATION                                             25

     FINANCIAL HIGHLIGHTS                                                29

     APPENDIX A                                                          31

     APPENDIX B                                                          34

     ADDITIONAL FUND INFORMATION                                         36


USAA First Start Growth Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.


WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is long-term capital appreciation. We are the Fund's investment adviser. We have retained Marsico Capital Management, LLC (Marsico) to serve as subadviser of the Fund. Marsico is responsible for investing the Fund's assets. Marsico's strategy to achieve this objective is to invest the Fund's assets primarily in equity securities of companies that provide goods or services Marsico believes are familiar to young people.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 10 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are stock market risk and management risk.

                |_|STOCK MARKET RISK involves the possibility  that the value of the  Fund's  investments  in  equity  securities will decline
                   regardless   of   the   success  or   failure  the  company's
                   operations.

                |_|MANAGEMENT   RISK   involves   the   possibility   that   the
                   investment techniques and risk analyses used by the Fund's manager will not produce the desired results.

              Another risk described later in the prospectus is the risk of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.


                                                                  3 - Prospectus

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.


              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.

      --------------------------------------------------------------------------
      [ARROW] TOTAL RETURN  MEASURES  THE PRICE  CHANGE IN A SHARE  ASSUMING THE
              REINVESTMENT   OF   ALL   DIVIDEND   INCOME   AND   CAPITAL   GAIN
              DISTRIBUTIONS.
      --------------------------------------------------------------------------

USAA First Start Growth Fund - 4

--------------------------------------------------------------------------------

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              1998*          40.96%
                              1999           21.83%
                              2000          -16.41%
                              2001          -32.60%

                   *FUND BEGAN OPERATIONS ON AUGUST 1, 1997.

                            9-MONTH YTD TOTAL RETURN
                                -28.60% (9/30/02)

               BEST QUARTER**                   WORST QUARTER**
          30.12% 4th Qtr. 1998              -30.57% 3rd Qtr. 2001

          ** PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.


              The following table shows how the Fund's average annual total returns for the one-year period, as well as the life of the Fund, compared to those of relevant securities market indices.

              The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

                                                                  5 - Prospectus

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the next page are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

              This may be particularly true for the period prior to June 28, 2002, which is the date on which Marsico assumed day-to-day management of the Fund's assets. Prior to that date, IMCO was solely responsible for managing the Fund's assets. See APPENDIX B for information about the performance of mutual funds and advisory accounts that Marsico manages in a way that is substantially similar to the way in which it manages the Fund's assets.

USAA First Start Growth Fund - 6

--------------------------------------------------------------------------------

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                            SINCE
                                             PAST          INCEPTION
 FIRST START GROWTH FUND                     1 YEAR         8/1/97
================================================================================
  Return Before Taxes                        -32.60%         -.87%
  Return After Taxes on Distributions        -32.60%         -.97%
  Return After Taxes on Distributions
    and Sale of Fund Shares                  -19.85%         -.73%
.................................................................................

  Russell 1000 Growth Index* (REFLECTS
    NO DEDUCTION FOR FEES, EXPENSES,
    OR TAXES)                                -20.42%         3.08%o
.................................................................................
  S&P 500 Index* (REFLECTS NO DEDUCTION
    FOR FEES, EXPENSES, OR TAXES)            -11.88%         5.69%o
.................................................................................

  Lipper Large-Cap Growth Funds
    Index** (REFLECTS NO DEDUCTION
    FOR TAXES)                               -23.87%         2.66%o

    * THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX REPLACES THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED
       SECURITIES INDEX, BECAUSE THE RUSSELL 1000 GROWTH INDEX IS AN INDEX OF LARGE-CAP GROWTH STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH FOCUSES ON LARGE-CAP GROWTH STOCKS, THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

   ** THE LIPPER LARGE-CAP GROWTH FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF GREATER THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P 1500 INDEX. LARGE-CAP GROWTH FUNDS NORMALLY INVEST IN COMPANIES WITH LONG-TERM EARNINGS EXPECTED TO GROW SIGNIFICANTLY FASTER THAN THE EARNINGS OF THE STOCKS REPRESENTED IN A MAJOR UNMANAGED STOCK INDEX. THESE FUNDS WILL NORMALLY HAVE AN ABOVE-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE YEAR SALES GROWTH FIGURE, COMPARED TO THE S&P 500 INDEX.

    o THE PERFORMANCE OF THE S&P 500 INDEX, THE RUSSELL 1000 GROWTH INDEX, AND LIPPER LARGE-CAP GROWTH FUNDS INDEX AND S&P 500 INDEX IS CALCULATED WITH A COMMENCEMENT DATE OF JULY 31, 1997, WHILE THE FUND'S INCEPTION DATE IS AUGUST 1, 1997. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

                                                                  7 - Prospectus

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

              CURRENT PRICE AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund, through our USAA.COM web site once you have established Internet access. See page 19 for information on establishing
              Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    32

               [ARROW]  TICKER SYMBOL                  UFSGX

               [ARROW]  NEWSPAPER SYMBOL               FStrGr
               ------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and

USAA First Start Growth Fund - 8

--------------------------------------------------------------------------------

              request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses before waivers during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets (ANA).

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES          (12b-1) FEES        EXPENSES             EXPENSES
--------------------------------------------------------------------------------
             .75%a             None               2.27%           3.02%b,c

   A THE  PERFORMANCE  ADJUSTMENT FEE DID NOT IMPACT THE MANAGEMENT FEES FOR THE
     MOST RECENT FISCAL YEAR.

   B THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY,
     REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT, WHICH HAD NO IMPACT ON THE EXPENSE RATIO FOR THE MOST RECENT FISCAL YEAR.

   C WE HAVE  VOLUNTARILY  AGREED TO LIMIT THE  FUND'S  TOTAL  ANNUAL  OPERATING
     EXPENSES TO 1.45% OF ITS ANA, EXCLUDING CREDITS FROM FEE OFFSET ARRANGEMENTS, AND TO REIMBURSE THE FUND FOR ALL EXPENSES IN EXCESS OF THIS AMOUNT. WE CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. WITH THIS REIMBURSEMENT, THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES WERE AS
     FOLLOWS:

                                REIMBURSEMENT
                                  FROM USAA             ACTUAL FUND
           TOTAL ANNUAL          INVESTMENT         OPERATING EXPENSES
          FUND OPERATING         MANAGEMENT                AFTER
             EXPENSES              COMPANY             REIMBURSEMENT
    ------------------------------------------------------------------------
               3.02%                1.57%                  1.45%

  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
  ------------------------------------------------------------------------------

                                                                  9 - Prospectus

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

--------------------------------------------------------------------------------
        1 YEAR           3 YEARS            5 YEARS           10 YEARS
--------------------------------------------------------------------------------
         $305             $933              $1,587             $3,337

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal strategy is the investment of its assets primarily in equity securities of companies providing goods or services Marsico believes are familiar to young people. The term "equity securities" is used to include common stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

              The Fund was designed as part of a program to stimulate interest in long-term investing by young people. Shareholders of the Fund may give suggestions about the types of companies they would like to be considered for investment by the Fund. Shareholders may also suggest the investment topics or the names of stocks they would like featured in the Fund's communications to shareholders.

              As a temporary defensive measure because of market, economic, political, or other conditions, Marsico may invest up to 100% of the Fund's assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

USAA First Start Growth Fund - 10

--------------------------------------------------------------------------------

              STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

      [ARROW] MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

              Yes. While most of the Fund's assets will be invested in U.S. securities, Marsico may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

              FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

              |_| EMERGING MARKETS RISK.  Investments  in countries  that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

              |_| POLITICAL RISK. Political  risk  includes a  greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

                                                                11  - Prospectus

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

      [ARROW] WHAT INDUSTRIES WILL THE FUND'S ASSETS BE INVESTED?

              Marsico will invest in many different industries. The Fund is not a "sector" fund that focuses its investments in a specific industry or sector of the economy. Marsico believes that goods or services which are likely to be familiar to young investors are provided by companies engaged in many different types of industries. Marsico believes that the flexibility to select equity securities of companies across a broad universe of industries maximizes the opportunity to find attractive investments as Marsico pursues the Fund's objective of long-term capital appreciation.

      [ARROW] ARE THE  FUND'S  ASSETS PROHIBITED  FROM  BEING  INVESTED  IN  ANY
              SPECIFIC INDUSTRIES?

              Yes. Marsico will not invest in companies whose primary line of business is the production of tobacco products or alcoholic beverages. Investments in firms primarily focused on gaming activities are also prohibited.

      [ARROW] WHAT SPECIAL SERVICES ARE PROVIDED TO SHAREHOLDERS IN THIS FUND?

              In addition to providing an investment opportunity for long-term capital appreciation, shareholders will receive educational information targeted to young people about the basic concepts of saving and investing.

      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              Marsico uses an approach that combines "top-down" analysis of economic and social trends with "bottom-up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment, and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and other economic and social trends. The bottom-up analysis emphasizes investments in well-known, high-quality companies with specific expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, strong management, and reasonable valuations in light of


USAA First Start Growth Fund - 12

--------------------------------------------------------------------------------

              projected growth rates. Marsico may reduce or sell the Fund's investments in companies if their stock prices appreciate excessively in relation to fundamental prospects. Companies will also be sold if they fail to realize their growth potential or if there are more attractive opportunities elsewhere.

              For additional information about other securities in which the Fund's assets may be invested, see APPENDIX A on page 31.

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF OCTOBER 31, 2002
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

                                                                13  - Prospectus

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

              For our services, the Fund pays us an annual fee. The fee is computed at three-fourths of one percent (.75%) of average net assets for the fiscal year ended July 31, 2002. As a result of reimbursements made to the Fund for the fiscal year ended July 31, 2002, we did not receive any fees.

              We have agreed to waive our annual management fee to the extent that total expenses of the Fund exceed 1.45% of the Fund's average annual net assets. We can modify or terminate this agreement at any time.

              The investment management fee for the First Start Growth Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

      --------------------------------------------------------------------------
      [ARROW] LIPPER INDEX
              LIPPER LARGE-CAP GROWTH FUNDS INDEX
      --------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

USAA First Start Growth Fund - 14

--------------------------------------------------------------------------------

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
            +/- 100 to 400                                 +/- 4
            +/- 401 to 700                                 +/- 5
          +/- 701 and greater                              +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).


              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              We have entered into an investment subadvisory agreement with Marsico, under which Marsico provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Fund's Board of Directors and IMCO.

              Marsico is located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202. Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities, and retirement plans. As of September 30, 2002, Marsico had approximately $12.6 billion in total assets under management.

              Marsico is compensated by IMCO out of the amounts we receive from the Fund.

                                                                15  - Prospectus

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

              PORTFOLIO MANAGER

              Thomas F. Marsico, chief executive officer of Marsico, is primarily responsible for the day-to-day management of the Fund. Mr. Marsico has more than 20 years of experience as a securities analyst and portfolio manager. Prior to forming Marsico in 1997, Mr. Marsico was an executive vice president of the Janus Investment Fund from 1990 to 1997 and served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He also served in the same capacity for the Janus Growth & Income Fund from May 31, 1991 (inception date) through August 11, 1997.

              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of
              Directors, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.


USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than

USAA First Start Growth Fund - 16

--------------------------------------------------------------------------------

              most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.


HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or


                                                                17  - Prospectus

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

              redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instruments, these instruments must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$250   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA) accounts and $250 for IRAs]. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments.


USAA First Start Growth Fund - 18

--------------------------------------------------------------------------------

              ADDITIONAL PURCHASES

                |_|        $20 minimum per transaction, per account.

              INVESTART

                |_|No initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account within an existing registration, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

              MAIL

                |_| To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your account,  call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.


                                                                19  - Prospectus

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you  would  like  to open a new  account  or  exchange  to
                   another   Fund  in  the  USAA  family  of  funds,   call  for
                   instructions.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.


HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after


USAA First Start Growth Fund - 20

--------------------------------------------------------------------------------

              the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_| Access USAA.COM.

                |_| Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_| Send a signed fax to  1-800-292-8177,  or send a telegram to
                    USAA Shareholder Account Services.

                                                                 21 - Prospectus

USAA First Start Growth Fund - 22

--------------------------------------------------------------------------------

                |_| Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_| Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.


              USAA BROKERAGE SERVICES

                |_| Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.


IMPORTANT INFORMATION  ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts;

USAA First Start Growth Fund - 22

--------------------------------------------------------------------------------

              (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders when in the  best interest of the Fund

                |_|limit  or  discontinue  the  offering of  shares of  the Fund without notice to the shareholders

                |_|calculate the  NAV per share on a business  day that the NYSE is closed

                |_|impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                |_|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem an account  with less  than  ten shares,  with certain limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA

                                                                23  - Prospectus

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

              family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 22.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

USAA First Start Growth Fund - 24

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a

                                                                25  - Prospectus

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

              particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of
              Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

USAA First Start Growth Fund - 26

--------------------------------------------------------------------------------

     --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FROM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from a Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash

                                                                27  - Prospectus

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

              or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_|underreports dividend or interest income or

                |_|fails to certify that he or she is not subject to backup
                   withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.


USAA First Start Growth Fund - 28

--------------------------------------------------------------------------------

              ELECTRONIC DELIVERY

              For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              The information for the year ended July 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund from August 1, 1997, through July 31, 2001, was audited by another independent accounting firm.

                                                                29  - Prospectus

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

                                        Year Ended July 31,
                       ---------------------------------------------------------
                          2002        2001        2000       1999        1998*
                       ---------------------------------------------------------


Net asset value at
 beginning of period   $   10.87  $   17.17  $   15.44  $   12.27  $    10.00
                       ---------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment
  (loss)                    (.07)a     (.16)a     (.15)a     (.07)a     (.10)a
 Net realized and
  unrealized gain (loss)   (3.76)     (6.14)      1.94       3.32       2.37
                       ---------------------------------------------------------
Total from investment
 operations                (3.83)     (6.30)      1.79       3.25       2.27
                       ---------------------------------------------------------
Less distributions:
 From realized capital
  gains                        _          _       (.06)      (.08)         _
                       ---------------------------------------------------------
Net asset value at
 end of period         $    7.04  $   10.87  $   17.17  $   15.44  $    12.27
                       =========================================================
Total return (%)*         (35.23)    (33.66)     11.58      28.81       22.70

Net assets at end of
 period (000)          $ 129,167  $ 185,843  $ 248,990  $  55,802  $   45,344

Ratio of expenses
 to average net
 assets (%)***              1.45b      1.65b      1.65       1.65        1.65

Ratio of expenses
 to average net
 assets, excluding
 reimbursements (%)***      3.02b      2.18b      1.95       1.87          _

Ratio of net investment
 loss to average net
   assets (%)***            (.75)     (1.17)      (.92)      (.50)       (.83)

Portfolio turnover (%)    158.95      59.27      52.58      26.64       52.11


*   Fund commenced operations in August 1, 1997.

** Assumes reinvestment of all realized capital gain distributions during the period.

*** For the year ended July 31, 2002, average net assets were $157,085,000.

(a) Calculated using average shares. For the year ended July 31, 2002, average shares were 17,496,000.

(b) Reflects total expenses prior to any custodian fee offset arrangement, which had not impact on these ratios.

USAA First Start Growth Fund - 30

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE FIRST START GROWTH FUND AND TYPES OF SECURITIES IN WHICH ITS ASSETS MAY BE INVESTED:


              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              CONVERTIBLE SECURITIES

              The Fund's assets may be invested in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

              FORWARD CURRENCY CONTRACTS

              The Fund may hold securities denominated in foreign currencies. As a result, the value of these securities will be affected by changes in the exchange rate between the dollar and the foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract is an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. The Fund only enters into forward currency contracts when it enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.

                                                                31  - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              FUTURES AND OPTIONS

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the statement of additional information.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures contracts, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts.

              GLOBAL DEPOSITARY RECEIPTS (GDRS)

              The Fund's assets may be invested in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              LENDING OF SECURITIES

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair

USAA First Start Growth Fund - 32

 -------------------------------------------------------------------------------

              value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).

              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                33  - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------

              PERFORMANCE INFORMATION FOR MARSICO

              The Fund retained a subadviser, Marsico, to manage the Fund's assets. To assist prospective shareholders in making an informed decision and to further inform existing shareholders, this Appendix provides performance information regarding a comparable mutual fund managed by Marsico that has substantially similar investment objectives, policies, and strategies as the Fund (Related Performance Information). The average total returns of the comparable fund are presented in accordance with SEC performance rules. Marsico supplied the Related Performance Information from records which it maintains.

              IMCO requires Marsico to present to IMCO the performance of all substantially similar managed accounts and mutual funds to help ensure that Marsico is showing performance of all its managed accounts and mutual funds, not just its best performing accounts. Marsico has represented to IMCO that the Related Performance Information and associated disclosure are accurate and complete.

              The Related Performance Information is supplied by Marsico to IMCO on a net of fee basis. Actual fees incurred by the Fund will be different and will vary depending on, among other things, the applicable fee schedule, and fund size. In addition, the performance of an appropriate unmanaged benchmark index, not adjusted for any fees or expenses, is provided.

              Finally,   please  note  the  following  cautionary  guideline  in
              reviewing this Appendix:

              RELATED PERFORMANCE INFORMATION IS NOT THE FUND'S OWN HISTORICAL PERFORMANCE AND IS NOT NECESSARILY AN INDICATION OF THE FUND'S FUTURE PERFORMANCE. The Fund's performance in the future will be different from Marsico's performance in advising substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the

USAA First Start Growth Fund - 34

                                   APPENDIX A
--------------------------------------------------------------------------------

              funds and advisory accounts, different fees, expenses, performance calculation methods, portfolio size, and composition.

                             PERFORMANCE COMPARISON 1
[BAR CHART]

================================================================================

                                 1 YEAR ENDED                  3 YEARS ENDED
                                   9/30/2002                    9/30/2002 2

MARSICO GROWTH FUND 3                -6.42%                           -8.57%

USAA FIRST START GROWTH FUND 4      -16.48%                          -22.56%

RUSSELL 1000 GROWTH INDEX 5         -22.51%                          -19.59%

================================================================================

1 Marsico does not have Related Performance Information dating back 5 years, 10 years, or to the inception of the USAA First Start Growth Fund. As a result, no performance is provided for the 5- and 10-year periods ended September 30, 2002, or for the period since inception (August 1, 1997) of the USAA First Start Growth Fund.

2  Annualized

3 At September 30, 2002, total composite assets in the Marsico Growth Fund were approximately $641.97 million.

4 Prior to June 28, 2002, the USAA First Start Growth Fund was managed solely by IMCO investment professionals.

5 The RUSSELL 1000 GROWTH INDEX measures the performance of the 1,000 companies with higher price-to-book ratios and higher forecasted growth values.

                                                                35  - Prospectus

USAA FIRST START GROWTH FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION


              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA First Start Growth Fund - 36

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS

               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)

                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

                                     Part A

                               Prospectus for the
                           Intermediate-Term Bond Fund

                               is included herein

                                                                      PROSPECTUS
                                                                DECEMBER 1, 2002


                        USAA INTERMEDIATE-TERM BOND FUND

AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    9

     FUND INVESTMENTS                                                    11

     FUND MANAGEMENT                                                     15

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         17

     HOW TO INVEST                                                       18

     HOW TO REDEEM                                                       22

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           24

     EXCHANGES                                                           25

     SHAREHOLDER INFORMATION                                             26

     FINANCIAL HIGHLIGHTS                                                30

     APPENDIX A                                                          32

     ADDITIONAL FUND INFORMATION                                         44

USAA Intermediate-Term Bond Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.


WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is high current income without undue risk to principal. Our strategy to achieve this objective will be to normally invest at least 80% of the Fund's assets in a broad range of investment-grade debt securities. We will maintain a dollar-weighted average portfolio maturity between three to ten years.

              The Fund's Board of Directors may change the Fund's investment objective without shareholder approval and upon 60 days' prior written notice to shareholders.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 11 for more information.


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are credit risk, interest rate risk, prepayment risk, and management risk.

                |_|CREDIT RISK involves the  possibility  that a borrower cannot
                   make  timely   interest   and   principal   payments  on  its
                   securities.

                |_|INTEREST  RATE RISK involves the  possibility  that the value of the Fund's investments will fluctuate because of changes in interest rates.

                   IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities

                                                                  3 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

                   will likely decline, adversely affecting the net asset value and total return.

                   IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

                |_|PREPAYMENT  RISK involves the  possibility  that  prepayments
                   of   mortgages   in  the  Fund's   portfolio   will   require
                   reinvestment at lower interest rates, resulting in less interest income to the Fund.

                |_|MANAGEMENT   RISK   involves   the   possibility   that   the
                   investment techniques and risk analyses used by the Fund's manager will not produce the desired results.

              An additional risk of the Fund described later in the prospectus is the risk of investing in real estate investment trusts (REITs). As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.


COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

USAA Intermediate-Term Bond Fund - 4

--------------------------------------------------------------------------------

              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              [ARROW] TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING
                      THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              2000*         9.01%
                              2001          8.39%

                  * FUND BEGAN OPERATIONS ON AUGUST  2, 1999.

                            9-MONTH YTD TOTAL RETURN
                                4.58% (9/30/02)

               BEST QUARTER**                   WORST QUARTER**
            5.12% 3RD QTR. 2001              -2.17% 4TH QTR. 2001

          ** PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

                                                                  5 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

              The following table shows how the Fund's average annual total returns for the one-year period, as well as the life of the Fund, compared to those of relevant securities market indices.

              The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the following page are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

USAA Intermediate-Term Bond Fund - 6

--------------------------------------------------------------------------------

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                               SINCE
                                                PAST          INCEPTION
 INTERMEDIATE-TERM BOND FUND                   1 YEAR          8/2/99
================================================================================

  Return Before Taxes                           8.39%          7.94%
  Return After Taxes on Distributions           5.57%          4.96%
  Return After Taxes on Distributions
   and Sale of Fund Shares                      5.09%          4.85%
.................................................................................

  Lehman Brothers Aggregate Bond
   Index* (REFLECTS NO DEDUCTION FOR FEES,
   EXPENSES, OR TAXES)                          8.44%         8.67%o
.................................................................................

  Lipper Intermediate Investment Grade
   Funds Index** (REFLECTS NO DEDUCTION
   FOR TAXES)                                   8.22%         8.07%o

  * THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX MADE UP OF THE GOVERNMENT/CREDIT INDEX, THE MORTGAGE-BACKED SECURITIES INDEX, AND THE ASSET-BACKED SECURITIES INDEX.

 ** THE LIPPER INTERMEDIATE INVESTMENT GRADE FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN INVESTMENT GRADE DEBT ISSUES (RATED IN TOP FOUR GRADES) WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF FIVE TO TEN YEARS.

 o THE PERFORMANCE OF THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE FUNDS INDEX IS CALCULATED AT THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

                                                                  7 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

              YIELD
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate YIELD. The Fund may advertise performance in terms of a 30-day yield quotation. The Fund's 30-day yield for the period ended December 31, 2001, was 6.30%.

      --------------------------------------------------------------------------
      [ARROW] YIELD IS THE ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED
              PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.
      --------------------------------------------------------------------------

              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for this Fund, through our USAA.COM web site once you have established Internet access. See page 20 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

USAA Intermediate-Term Bond Fund - 8

--------------------------------------------------------------------------------

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    30

               [ARROW]  TICKER SYMBOL                  USIBX

               [ARROW]  NEWSPAPER SYMBOL               IntTerBd
               ------------------------------------------------


FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses before waivers during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets (ANA).

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES           (12b-1) FEES       EXPENSES             EXPENSES
--------------------------------------------------------------------------------
        .37%a            None               .41%                .78b,c

   A THE PERFORMANCE  ADJUSTMENT FEE DECREASED  MANAGEMENT FEES BY 0.01% FOR THE
     MOST RECENT FISCAL YEAR.

                                                                  9 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

   B THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY,
     REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT, WHICH HAD NO IMPACT ON THE EXPENSE RATIO FOR THE MOST RECENT FISCAL YEAR.

   C WE HAVE VOLUNTARILY AGREED TO LIMIT THE FUND'S ANNUAL OPERATING EXPENSES TO
     .65% OF ITS ANA, EXCLUDING  CREDITS FROM  FEE OFFSET  ARRANGEMENTS,  AND TO
     REIMBURSE THE FUND FOR ALL EXPENSES IN EXCESS OF THIS AMOUNT. WE CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. WITH THIS REIMBURSEMENT, THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:


                                REIMBURSEMENT
                                  FROM USAA            ACTUAL FUND
           TOTAL ANNUAL          INVESTMENT        OPERATING EXPENSES
          FUND OPERATING         MANAGEMENT               AFTER
             EXPENSES              COMPANY            REIMBURSEMENT
        ----------------------------------------------------------------
               .78%                 .13%                  .65%


  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
  ------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

--------------------------------------------------------------------------------
        1 YEAR           3 YEARS            5 YEARS           10 YEARS
--------------------------------------------------------------------------------
         $79               $249              $432               $964


USAA Intermediate-Term Bond Fund - 10

--------------------------------------------------------------------------------

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

    [ARROW]   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal investment strategy is to normally invest at least 80% of its assets in U.S. dollar-denominated debt securities. These debt securities must be investment grade at the time of purchase. We will maintain a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY between three and ten years.

    ----------------------------------------------------------------------------
     [ARROW] DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.
    ----------------------------------------------------------------------------

              As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.


    [ARROW]   WHAT TYPES  OF  DEBT  SECURITIES  ARE   INCLUDED   IN  THE  FUND'S
              PORTFOLIO?

              The Fund's portfolio may consist of any of the following:

                |_|obligations   of  the  U.S.  government,   its  agencies  and
                   instrumentalities, and repurchase agreements collateralized by such obligations

                |_|mortgage-backed securities

                |_|asset-backed securities

                |_|corporate  debt  securities   such   as  notes,   bonds,  and
                   commercial paper

                                                                 11 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

                |_|debt securities of real estate investment trusts (REITs)

                |_|U.S. bank or foreign bank obligations, including certificates of deposit and banker's acceptances

                |_|obligations of state and local governments and their agencies and instrumentalities

                |_|master demand notes

                |_|Eurodollar obligations

                |_|Yankee obligations

                |_|collateralized mortgage obligations (CMOs)

                |_|commercial mortgage backed securities

                |_|treasury inflation-protected securities (TIPS)

                |_|variate rate securities

                |_|other debt securities

              For a further description of these securities and other securities in which we may invest the Fund's assets, see APPENDIX A on page 32.

    [ARROW]   WHAT ARE CONSIDERED INVESTMENT-GRADE SECURITIES?

              Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by the following rating agencies:


================================================================================
                                 LONG-TERM             SHORT-TERM
         RATING AGENCY         DEBT SECURITIES       DEBT SECURITIES
--------------------------------------------------------------------------------
         Moody's Investors                          At least Prime-3
         Service               At least Baa 3         or MIG4/VMIG4
--------------------------------------------------------------------------------
         Standard & Poor's                            At least A-3
         Ratings Group         At least BBB -            or SP-2
--------------------------------------------------------------------------------
         Fitch Ratings         At least BBB -         At least F-3
================================================================================

USAA Intermediate-Term Bond Fund - 12

--------------------------------------------------------------------------------

              If  unrated  by  these  agencies,   we  must  determine  that  the
              securities are of equivalent investment quality.

              You will find a complete description of the above debt ratings in the Fund's statement of additional information.

    [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED BELOW INVESTMENT GRADE?

              We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

              CREDIT RISK. The bonds in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

                                                                 13 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

              INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline due to rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

              PREPAYMENT RISK. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid. Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which are often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

              REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Moreover, by investing in the debt securities of REITs, the Fund is also subject to credit risk.

USAA Intermediate-Term Bond Fund - 14

--------------------------------------------------------------------------------

    [ARROW]   HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We search for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. Recognizing value is the result of simultaneously analyzing the interaction of these factors among the securities available in the market. We will sell a security if we become concerned about its credit risk, we are forced by market factors to raise money, or an attractive replacement is available.


FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF OCTOBER 31, 2002
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors.

              For our services, the Fund pays us an annual fee. The fee is computed at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) of that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) of that portion of average net assets in excess of $100 million. The fee we received for the fiscal year ended July 31, 2002, after we made reimbursement to the Fund, was equal to .24% of average net assets.

                                                                 15 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

              We have agreed to waive our annual management fee to the extent that total expenses of the Fund exceed .65% of the Fund's average annual net assets. We can modify or terminate this arrangement at any time.

              The investment management fee for the Intermediate-Term Bond Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment is calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the current month plus the previous 36 months. Thereafter the performance period will consist of the current month plus the previous 35 months.

      --------------------------------------------------------------------------
      [ARROW] LIPPER INDEX
              LIPPER INTERMEDIATE INVESTMENT GRADE FUNDS INDEX
      --------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

USAA Intermediate-Term Bond Fund - 16

--------------------------------------------------------------------------------

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
             +/- 20 to 50                             +/- 4
             +/- 51 to 100                            +/- 5
          +/- 101 and greater                         +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              PORTFOLIO MANAGER

              R. Matthew Freund, CFA, assistant vice president of Fixed Income Investments, has managed the Fund since May 2000. Mr. Freund has 13 years of investment management experience and has worked for us for eight years. He earned the Chartered Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from Indiana University and a BA from Franklin & Marshall College.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and

                                                                 17 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

              in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

USAA Intermediate-Term Bond Fund - 18

--------------------------------------------------------------------------------

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, these instruments must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

                                                                 19 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA) accounts and $250 for IRAs]. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments.

              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

              INVESTART

                |_|No  initial   investment   if  you  elect  to  have   monthly
                   electronic investments of at least $50 per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

              MAIL

                |_| To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

USAA Intermediate-Term Bond Fund - 20

--------------------------------------------------------------------------------

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your account,  call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you  would  like  to open a new  account  or  exchange  to
                   another   Fund  in  the  USAA  family  of  funds,   call  for
                   instructions.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

                                                                 21 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE

USAA Intermediate-Term Bond Fund - 22

--------------------------------------------------------------------------------

              (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_| Access USAA.COM.

                |_| Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_| Send a signed fax to  1-800-292-8177,  or send a telegram to
                    USAA Shareholder Account Services.

                |_| Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_| Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with

                                                                 23 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

              you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_| Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders  when in the best interest of the Fund

                |_|limit or  discontinue  the  offering of  shares  of  the Fund without notice to the shareholders

                |_|calculate the NAV per share on a business day that the NYSE
                   is closed

USAA Intermediate-Term Bond Fund - 24

--------------------------------------------------------------------------------

                |_|impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                |_|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem an account  with less  than  ten shares,  with certain limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

                                                                 25 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 23.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.


SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

USAA Intermediate-Term Bond Fund - 26

--------------------------------------------------------------------------------

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a securities exchange are valued at the last sales price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              Distributions from the Fund's net investment income is accrued daily and paid on the last business day of the month. Daily dividends are declared at the time the NAV per share is calculated. Dividends begin accruing on shares purchased the day following the effective date and continue to accrue to the effective date of redemption. When you choose to receive cash dividends monthly, we will send you those funds that have accrued during the month after the payment date. Ordinarily

                                                                 27 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

              any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares in the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividend or other distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

     --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FROM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAIN DISTRIBUTIONS  PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes.


USAA Intermediate-Term Bond Fund - 28

--------------------------------------------------------------------------------

              Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_|underreports dividend or interest income or

                |_|fails to certify  that he or  she  is  not  subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

                                                                 29 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports, and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              The information for the year ended July 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund from the Fund's inception through July 31, 2001, was audited by another independent accounting firm.

USAA Intermediate-Term Bond Fund - 30

--------------------------------------------------------------------------------

                                                                Period Ended
                                       Year Ended July 31,        July 31,
                                    --------------------------------------------
                                      2002            2001          2000*
                                    --------------------------------------------
Net asset value at
   beginning of period              $   10.41      $    9.82      $   10.00
                                    --------------------------------------------

Income (loss) from investment operations:
   Net investment income                  .67 b          .72            .72
   Net realized and
     unrealized gain (loss)              (.65) b         .59           (.18)
                                    --------------------------------------------

Total from investment
   operations                             .02           1.31            .54
                                    --------------------------------------------
Less distributions:
   From net investment income            (.67)          (.72)          (.72)
                                    --------------------------------------------
Net asset value
   at end of period                 $    9.76      $   10.41      $    9.82
                                    ============================================

Total return (%) **                       .09          13.92           5.56

Net assets at end of
   period (000)                     $ 194,897      $ 136,478       $ 63,872

Ratio of expenses to
   average net assets (%) ***             .65 a          .65 a          .65

Ratio of expenses to
   average net assets,
   excluding reimbursements (%) ***       .78 a          .76 a         1.03

Ratio of net investment income
   to average net assets (%) ***         6.55 b         7.08           7.37

Portfolio turnover (%)                  62.62          24.42           8.60

*    Fund commenced operations on August 2, 1999.

** Assumes reinvestment of all dividend income distributions during the period.

***  For the year  ended  July  31,  2002, average net assets were $187,096,000.

(a) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

(b) The adoption of the change in amortization method has not created a change in these amounts.

                                                                 31 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE INTERMEDIATE-TERM BOND FUND AND TYPES OF SECURITIES IN WHICH ITS ASSETS MAY BE INVESTED:

              ASSET-BACKED SECURITIES

              The Fund's assets may be invested in asset-backed securities. Asset-backed securities (ABS) represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities. Such pass-through certificates may include equipment trust certificates
              (ETC) secured by specific equipment, such as airplanes and railroad cars. ETC securities may also be enhanced by letters of credit. An ABS may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

              On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any.

              The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

USAA Intermediate-Term Bond Fund - 32

--------------------------------------------------------------------------------

              EURODOLLAR AND YANKEE OBLIGATIONS

              A portion of the Fund's assets may be invested in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

              FUTURES AND OPTIONS

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the statement of additional information.

              ILLIQUID SECURITIES

              The Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              LENDING OF SECURITIES

              The Fund may lend its securities to qualified institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral

                                                                 33 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).

              MASTER DEMAND NOTES

              The Fund's assets may be invested in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Fund's Board of Directors or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

              MORTGAGE-BACKED SECURITIES

              The Fund's assets may be invested in mortgage-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie
              Mae),  and the Federal  Home Loan  Mortgage  Corporation  (Freddie
              Mac). These securities represent ownership in a pool of mortgage loans. They differ

USAA Intermediate-Term Bond Fund - 34

--------------------------------------------------------------------------------

              from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

              Mortgage-backed securities also include collateralized mortgage obligations (CMOs), commercial mortgage-backed securities, and mortgage dollar rolls. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

              The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

              PUT BONDS

              The Fund's assets may be invested in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party

                                                                 35 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

              REAL ESTATE INVESTMENT TRUSTS (REITS)

              A portion of the Fund's assets may be invested in publicly traded REITs, which are managed portfolios of real estate. REITs make investments in a diverse array of real estate from shopping centers and office buildings to apartment complexes and hotels. Debt REITs specialize in lending money to building developers and pass the interest income on to shareholders.

              REPURCHASE AGREEMENTS

              The Fund's assets may be invested in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the underlying collateral.

              The Fund maintains custody of the underlying obligations prior to its repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligation. A repurchase agreement involves the obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and

USAA Intermediate-Term Bond Fund - 36

--------------------------------------------------------------------------------

              will be held by the Fund's custodian or special "tri-party" custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

              TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

              The Fund's assets may be invested in treasury inflation-protected securities, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. The principal value of TIPS periodically adjusts to the rate of inflation. TIPS trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

              VARIABLE-RATE SECURITIES

              The Fund's assets may be invested in variable-rate securities. Variable-rate securities bear interest at rates that are adjusted periodically to market rates.

              |_| These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

              |_| Because the interest rates of variable-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

              |_| The market value of a variable-rate security usually tends toward par (100% of face value) at interest rate adjustment time.

                                                                 37 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

              The Fund's assets may be invested in debt securities offered on a when-issued and delayed-delivery basis.

              |_| Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

              |_| The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

              |_| Such securities can be sold before settlement date.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures, as well as when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts or securities.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.


USAA Intermediate-Term Bond Fund - 38

                                     NOTES
                                                                 39 - Prospectus

                                     NOTES

USAA Intermediate-Term Bond Fund - 40

                                     NOTES
                                                                 41 - Prospectus

                                     NOTES

USAA Intermediate-Term Bond Fund - 42

                                     NOTES

                                                                 43 - Prospectus

USAA INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semi-annual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Intermediate-Term Bond Fund - 44

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS

               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)

                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

                                     Part A

                               Prospectus for the
                          High-Yield Opportunities Fund

                               is included herein

                                                                      PROSPECTUS
                                                                DECEMBER 1, 2002

                       USAA HIGH-YIELD OPPORTUNITIES FUND

AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              5

     FEES AND EXPENSES                                                    9

     FUND INVESTMENTS                                                    11

     FUND MANAGEMENT                                                     17

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         19

     HOW TO INVEST                                                       20

     HOW TO REDEEM                                                       24

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           26

     EXCHANGES                                                           27

     SHAREHOLDER INFORMATION                                             28

     FINANCIAL HIGHLIGHTS                                                33

     APPENDIX A                                                          35

     APPENDIX B                                                          45

     ADDITIONAL FUND INFORMATION                                         52


USAA High-Yield Opportunities Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation. Our strategy to achieve this objective will be to normally invest at least 80% of the Fund's assets in high-yield securities, including bonds (often referred to as "junk" bonds), convertible securities, or preferred stocks.

              The Fund's Board of Directors may change the Fund's investment objective without shareholder approval and upon 60 days' prior written notice to shareholders.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 11 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are credit risk, market illiquidity, interest rate risk, and management risk.

                |_|CREDIT RISK  involves the  possibility  that an issuer cannot make timely dividend, interest, and principal payments on its securities.

                |_|MARKET   ILLIQUIDITY   involves  the  risk  of  investing  in
                   securities whose market is generally less liquid than the market for higher-quality securities.

                |_|INTEREST  RATE RISK involves the  possibility  that the value of the Fund's investments will fluctuate because of changes in interest rates.

                                                                  3 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

                   IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

                   IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

              |_| MANAGEMENT RISK involves the possibility that the investment techniques and risk analyses used by the Fund's manager will not produce the desired results.

              Additional risks of the Fund described later in the prospectus are stock market risk and foreign investing risk. As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.


USAA High-Yield Opportunities Fund - 4

--------------------------------------------------------------------------------

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. As an investor in this Fund, you should be prepared for price fluctuations that may be greater than those associated with bond funds emphasizing high-quality investments. Because a major portion of the Fund's assets are invested in high-yield securities, the value of your investment will vary from day to day. Changes in the economy, adverse political events, and changing interest rates will cause the value of the Fund to fluctuate. These types of developments could affect an issuer's ability to meet its principal, dividend, and interest obligations. If an issuer does default, the Fund could experience a decline in the market value of its securities.

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.


              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              [ARROW] TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING
                      THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

                                                                  5 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              2000*        -1.96%
                              2001          7.83%

                   *FUND BEGAN OPERATIONS ON AUGUST 2, 1999.

                            9-MONTH YTD TOTAL RETURN
                                -9.44% (9/30/02)

               BEST QUARTER**                   WORST QUARTER**
            5.90% 4TH QTR. 2001             -3.94% 4TH QTR. 2000

          ** PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

              The following table shows how the Fund's average annual total returns for the one-year period, as well as the life of the Fund, compared to those of relevant securities market indices.

              The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect

USAA High-Yield Opportunities Fund - 6

--------------------------------------------------------------------------------

              the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                               SINCE
                                                PAST          INCEPTION
 HIGH-YIELD OPPORTUNITIES FUND                 1 YEAR          8/2/99
================================================================================
 Return Before Taxes                            7.83%          4.50%
 Return After Taxes on Distributions            3.41%          0.26%
 Return After Taxes on Distributions and
  Sale of Fund Shares                           4.73%          1.50%
................................................................................
 CSFB Global High Yield Index* (REFLECTS
  NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)    5.80%          0.28%o
................................................................................
 Lipper High Yield Bond Funds Index**
  (REFLECTS NO DEDUCTION FOR TAXES)            -1.04%         -4.22%o

  *  THE CREDIT  SUISSE  FIRST  BOSTON  (CSFB)  GLOBAL  HIGH  YIELD  INDEX IS AN
     UNMANAGED, TRADER-PRICED PORTFOLIO CONSTRUCTED TO MIRROR THE HIGH-YIELD DEBT MARKET.

 ** THE LIPPER HIGH YIELD BOND FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER HIGH CURRENT YIELD FUNDS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT AIM AT HIGH (RELATIVE) CURRENT YIELD FROM FIXED INCOME SECURITIES, HAS NO QUALITY OF MATURITY RESTRICTIONS, AND TENDS TO INVEST IN LOWER GRADE DEBT ISSUES.

 o THE PERFORMANCE OF THE CSFB GLOBAL HIGH YIELD INDEX AND THE LIPPER HIGH YIELD BOND FUNDS INDEX IS CALCULATED WITH A COMMENCEMENT DATE OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

                                                                  7 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

              YIELD
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate YIELD. The Fund may advertise performance in terms of a 30-day yield quotation. The Fund's 30-day yield for the period ended December 31, 2001, was 10.37%.

     ---------------------------------------------------------------------------
     [ARROW] YIELD IS THE ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.
     ---------------------------------------------------------------------------

              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for this Fund, through our USAA.COM web site once you have established Internet access. See page 22 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.


USAA High-Yield Opportunities Fund - 8

--------------------------------------------------------------------------------

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    81

               [ARROW]  TICKER SYMBOL                  USHYX

               [ARROW]  NEWSPAPER SYMBOL               HyldOpp
               ------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.) IN ADDITION, IF YOU SELL OR EXCHANGE SHARES WITHIN SIX MONTHS OF PURCHASE, YOU MAY BE SUBJECT TO A SHORT-TERM TRADING FEE PAYABLE TO THE FUND OF 1% OF THE VALUE OF THE SHARES REDEEMED OR EXCHANGED.

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures on the next page show actual expenses before waivers during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets
              (ANA).


                                                                  9 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES           (12b-1) FEES       EXPENSES             EXPENSES
--------------------------------------------------------------------------------
        .50%a             None              .62%              1.12%b,c

   A THE  PERFORMANCE  ADJUSTMENT FEE DID NOT IMPACT THE MANAGEMENT FEES FOR THE
     MOST RECENT FISCAL YEAR.

   B THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY,
     REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT, WHICH HAD NO IMPACT ON THE EXPENSE RATIO FOR THE MOST RECENT FISCAL YEAR.

   C WE HAVE VOLUNTARILY AGREED TO LIMIT THE FUND'S ANNUAL OPERATING EXPENSES TO
     1.00% OF ITS ANA, EXCLUDING CREDITS FROM FEE OFFSET ARRANGEMENTS, AND TO REIMBURSE THE FUND FOR ALL EXPENSES IN EXCESS OF THIS AMOUNT. WE CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. WITH THIS REIMBURSEMENT, THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:

                                REIMBURSEMENT
                                  FROM USAA            ACTUAL FUND
           TOTAL ANNUAL          INVESTMENT        OPERATING EXPENSES
          FUND OPERATING         MANAGEMENT               AFTER
             EXPENSES              COMPANY            REIMBURSEMENT
          --------------------------------------------------------------
               1.12%                .12%                  1.00%

  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
  ------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.


USAA High-Yield Opportunities Fund - 10

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
        1 YEAR           3 YEARS            5 YEARS           10 YEARS
--------------------------------------------------------------------------------
         $114             $357               $619              $1,367


FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

    [ARROW]   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in a broad range of U.S. dollar-denominated high-yield securities, including bonds, convertible securities, or preferred stocks, with an emphasis on non-investment-grade debt securities.

              The Fund may invest the remainder of its assets in common stocks, defaulted securities, non-dollar-denominated foreign securities, trade claims, and certain derivatives, such as futures and options.

              As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

              We may purchase and sell securities without regard to the length of time held. The Fund's portfolio turnover rate will vary from year to year, depending on market conditions, and it may exceed 100%. A high turnover rate increases transaction costs and may increase taxable capital gain distributions.

    [ARROW]   WHAT ARE CONSIDERED HIGH-YIELD SECURITIES?

              We consider high-yield securities to include a broad range of securities that produce high current income. Although the Fund has no limits on the credit quality and maturity of its

                                                                 11 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

              investments, its strategy typically leads to lower-quality, fixed-income securities rated below the four highest credit grades by a public rating agency (or of equivalent quality if not publicly rated). These "non-investment-grade" securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as "junk" since they are believed to represent a greater risk of default than more creditworthy "investment-grade" securities.

              High-yield securities may be issued by corporations, governmental bodies, and other issuers. These issuers might be small or obscure, just getting started, or even large, well-known leveraged entities. They are typically more vulnerable to financial setbacks and recession than more creditworthy issuers and may be unable to make timely dividend, interest, and principal payments if economic conditions weaken.

    [ARROW] HOW IS THIS FUND DIFFERENT FROM A FUND THAT INVESTS PRIMARILY IN INVESTMENT-GRADE BONDS?

              Because of the types of securities the Fund intends to invest in, we anticipate that it will generate significantly higher income than investment-grade bond funds and may have a greater potential for capital appreciation. The bond markets generally only offer a greater potential return for accepting a greater level of risk. The two most common risks are CREDIT RISK - or the risk that an issuer will be unable to make timely dividend, interest, or principal payments; and INTEREST RATE RISK - or the risk that a security's market value will change with interest rates.

              In the investment-grade bond market (where credit risks are generally considered low), a higher return is normally used to entice investors into buying longer-maturity bonds, thereby accepting greater sensitivity to changes in interest rates. In contrast, high-yield securities are often considered hybrids, with characteristics of both stocks and higher-quality bonds. High-yield securities generally have less interest rate risk than

USAA High-Yield Opportunities Fund - 12

--------------------------------------------------------------------------------

              higher-quality bonds. Instead, a higher return is normally used to entice investors into buying securities with a greater risk of default. Normally, the higher the credit risk, the higher the potential return. In effect, high-yield investors are trading a portion of the interest rate risk inherent in investment-grade bonds for bond specific credit risk (each high-yield security is a unique story). At the same time, the volatility of high-yield funds historically has been notably less than the equity market as a whole.

              As a result, high-yield funds have often acted differently than investment-grade bond funds. High-yield securities are more sensitive to changes in economic conditions than investment-grade bonds. The Fund may underperform investment-grade bond funds when the outlook for the economy is negative. Conversely, the Fund may outperform when the economic outlook turns positive.

    [ARROW]   WHAT IS A CREDIT RATING?

              A credit rating is an evaluation reflecting the possibility that an issuer will default on a security. Rating agencies such as Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), and Fitch Ratings (Fitch), analyze the financial strength of an issuer, whether the issuer is a corporation or government body. The highest ratings are assigned to those issuers perceived to have the least credit risk. Ratings may range from AAA (highly unlikely to default) to D (in default). If a security is not rated by these agencies, we will assign an equivalent rating. The table shown in APPENDIX B on page 45 illustrates these ratings and the risk associated with each.

              CREDIT RISK. The securities in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will be unable to make timely dividend, interest, or principal payments or meet other terms of its financial obligations. Many issuers of high-yield securities have characteristics (including, but not limited to, high levels of debt, an untested business plan,

                                                                 13 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

              significant competitive and technological challenges, legal, and political risks), which cast doubt on their ability to honor their financial obligations. They may be unable to pay dividends, interest when due, or return all of the principal amount of their debt obligations at maturity.

              When evaluating potential investments for the Fund, our analysts assess credit risk and its impact on the Fund's portfolio. In addition, the public rating agencies may provide estimates of the credit quality of the securities. The ratings may not take into account every risk that dividends, interest, or principal will be repaid on a timely basis.

              MARKET ILLIQUIDITY. The market for lower-quality issues is generally less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

              INTEREST RATE RISK. As a mutual fund generally investing in income-producing securities, the Fund is subject to the risk that the market value of the securities will decline due to rising interest rates. The prices of income-producing securities are linked to the prevailing market interest rates. In general, when interest rates rise, the prices of income-producing securities fall and when interest rates fall, the prices of income-producing securities rise. The price volatility of an income-producing security also depends on its maturity. Generally, the longer the maturity, the greater its sensitivity to interest rates. To compensate investors for this higher risk, securities with longer maturities generally offer higher yields than securities with shorter maturities.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

USAA High-Yield Opportunities Fund - 14

--------------------------------------------------------------------------------

              STOCK MARKET RISK. Because this Fund may invest in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

    [ARROW]   WHAT  ARE  THE  CREDIT  QUALITY  CHARACTERISTICS   OF  THE  FUND'S
              HOLDINGS?

              The following chart illustrates the quality ratings of the Fund's investment portfolio as of July 31, 2002.

              ------------------------------------------------------------------
                          INVESTMENTS
                      (MOODY'S INVESTORS           PERCENTAGE OF
                        SERVICE RATING)           FUND'S NET ASSETS
              ------------------------------------------------------------------
                              A2                         2.8%
                             Baa2                        4.8%
                              Ba1                        7.1%
                              Ba2                        6.2%
                              Ba3                       14.2%
                              B1                         9.0%
                              B2                        24.2%
                              B3                        20.3%
                             Caa1                        3.0%
                             Caa2                         .3%
                              Ca                          .5%
              ------------------------------------------------------------------

    [ARROW] WHAT ARE THE PRINCIPAL TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST?

              The Fund's portfolio will primarily consist of the following U.S. dollar-denominated securities:

                |_| corporate debt securities  such  as notes, bonds, (including zero-coupon and pay-in-kind bonds) loans, and commercial paper

                                                                 15 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

                |_| bank obligations,  including  certificates  of  deposit  and banker's acceptances

                |_| obligations  of  state  and   local  governments  and  their
                    agencies and instrumentalities

                |_| mortgage-backed securities

                |_| asset-backed securities

                |_| equity and debt securities of real estate investment trusts

                |_| Eurodollar and Yankee obligations

                |_| convertible securities

                |_| preferred stocks

              For a further description of these securities and other securities in which we may invest the Fund's assets, see APPENDIX A on page 35.

    [ARROW]   MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

              Yes. We may invest up to 20% of the Fund's assets in foreign non-dollar-denominated securities traded outside the United States. We may also invest the Fund's assets, without limitation, in dollar-denominated securities of foreign issuers. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

              FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

USAA High-Yield Opportunities Fund - 16

--------------------------------------------------------------------------------

    [ARROW]   HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We search for securities that represent an attractive value given current market conditions. Recognizing value is the result of simultaneously analyzing the risks and rewards of ownership among the securities available in the market. In general, we focus on securities that offer high income. We will also explore opportunities for capital appreciation.

              We will sell a security if it no longer represents value. This can occur through an increase in risk, an increase in price, or a combination of the two. We will also sell a security if we find a more compelling value in the market.


FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF OCTOBER 31, 2002
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors.

              For our services, the Fund pays us an annual fee. The fee is computed at one-half of one percent (.50%) of average net assets. The fee we received for the fiscal year ended July 31, 2002, after we made reimbursement to the Fund, was equal to .38% of average net assets.

                                                                 17 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

              We have agreed to waive our annual management fee to the extent that total expenses of the Fund exceed 1.00% of the Fund's average annual net assets. We can modify or terminate this arrangement at any time.

              The investment management fee for the High-Yield Opportunities Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Yield Bond Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment is calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the current month plus the previous 36 months. Thereafter the performance period will consist of the current month plus the previous 35 months.

      --------------------------------------------------------------------------
      [ARROW] LIPPER INDEX
              LIPPER HIGH-YIELD BOND FUNDS INDEX
      --------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

USAA High-Yield Opportunities Fund - 18

--------------------------------------------------------------------------------


  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
             +/- 20 to 50                             +/- 4
             +/- 51 to 100                            +/- 5
          +/- 101 and greater                         +/- 6


       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              PORTFOLIO MANAGER

              R. Matthew Freund, CFA, assistant vice president of Fixed Income Investments, has managed the Fund since its inception in August 1999. Mr. Freund has 13 years of investment management experience and has worked for us for eight years. He earned the Chartered Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from Indiana University and a BA from Franklin & Marshall College.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections.

                                                                 19 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

              You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT

USAA High-Yield Opportunities Fund - 20

--------------------------------------------------------------------------------

              AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, these instruments must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

                                                                 21 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA) accounts and $250 for IRAs]. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments.

              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

              INVESTART

                |_|No  initial   investment   if  you  elect  to  have   monthly
                   electronic investments of at least $50 per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

              MAIL

                |_| To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

USAA High-Yield Opportunities Fund - 22

--------------------------------------------------------------------------------

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your account,  call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you  would  like  to open a new  account  or  exchange  to
                   another   Fund  in  the  USAA  family  of  funds,   call  for
                   instructions.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.


                                                                 23 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE

USAA High-Yield Opportunities Fund - 24

--------------------------------------------------------------------------------

              DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_|Access USAA.COM.

                |_|Send your written instructions to:

                        USAA Shareholder Account Services
                        9800 Fredericksburg Road
                        San Antonio, TX 78288
                        (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|Send a signed fax to  1-800-292-8177,  or send a telegram  to
                   USAA Shareholder Account Services.

                |_|Call toll free  1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_|Call toll free  1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates


                                                                 25 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

              for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_|Call toll free  1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS


              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              SHORT-TERM TRADING FEE

              Because the Fund can experience substantial price fluctuations, it is intended for the long-term investor. It is not designed for those short-term investors whose frequent purchases, redemptions, or exchanges can unnecessarily disrupt the Fund's investment strategy and increase the Fund's transaction costs. For these reasons, the Fund charges a 1% short-term trading fee on redemptions and exchanges of Fund shares held less than six months. The fee will be paid directly to the Fund to help reduce transaction costs. We will use the "first-in, first-out" (FIFO) method of determining the holding period. The Fund is currently waiving the fee but reserves the right to begin charging the fee at any time without prior notice to shareholders.

USAA High-Yield Opportunities Fund - 26

--------------------------------------------------------------------------------

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders when in  the best interest of the Fund

                |_|limit  or  discontinue the  offering  of  shares of  the Fund without notice to the shareholders

                |_|calculate the NAV per share on  a business  day that the NYSE is closed

                |_| impose a redemption  charge  of  up to 1%  of  the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors)

                |_|require a signature guarantee  for  transactions  or  changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem an account  with less  than ten shares,  with  certain limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment

                                                                 27 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

              minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 25.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.


SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or edemption. You may buy

USAA High-Yield Opportunities Fund - 28

--------------------------------------------------------------------------------

              and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used.

              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of
              Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

                                                                 29 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends monthly. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares in the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex- distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividend or other distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

USAA High-Yield Opportunities Fund - 30

--------------------------------------------------------------------------------

     --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FROM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAIN DISTRIBUTIONS  PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether

                                                                 31 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

              received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_| underreports dividend or interest income or

                |_| fails to certify that  he  or  she is not  subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

USAA High-Yield Opportunities Fund - 32

--------------------------------------------------------------------------------

              ELECTRONIC DELIVERY

              For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports, and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              The information for the year ended July 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund from the Fund's inception through July 31, 2001, was audited by another independent accounting firm.

                                                                 33 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------------------------------------------------

                                                                 Period Ended
                                     Year Ended July 31,           July 31,
                                 -----------------------------------------------
                                    2002           2001               2000*
                                 -----------------------------------------------
Net asset value at
   beginning of period           $    8.95        $    9.78      $   10.00
                                 -----------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                 .83             1.03           1.08 a
 Net realized and
  unrealized loss                    (1.72)            (.80)          (.33)
                                 -----------------------------------------------
Total from investment operations      (.89)             .23            .75
                                 -----------------------------------------------

Less distributions:
 From net investment income           (.83)           (1.06)          (.97)
                                 -----------------------------------------------
Net asset value
 at end of period                $    7.23        $    8.95      $    9.78
                                 ===============================================
Total return (%) **                 (10.70)            2.68           7.80

Net assets at end of
 period (000)                    $  53,745        $  53,828      $  44,907

Ratio of expenses to
 average net assets (%) ***           1.00 b            .76 b          .75

Ratio of expenses to
 average net assets,
 excluding reimbursements (%) ***     1.12 b           1.02 b         1.19

Ratio of net investment
 income to average
 net assets (%) ***                   9.95            11.17          10.30

Portfolio turnover (%)               96.63           104.20          51.88


*   Fund commenced operations on August 2, 1999.

**  Assumes reinvestment of all dividend income distributions during the period.

*** For the year ended July  31,  2002, average net assets were $56,194,000.

(a) Calculated using average shares.

(b) Reflects total expenses prior to any custodian fee offset arrangement. If the custodian fee credit were excluded from the calculation, the expense ratio for each period would have been reduced as follows:

                                      -              (.01%)           n/a

USAA High-Yield Opportunities Fund - 34

                                   APPENDIX A
--------------------------------------------------------------------------------

     THE  FOLLOWING  ARE  DESCRIPTIONS  OF CERTAIN  POLICIES  OF THE  HIGH-YIELD
     OPPORTUNITIES  FUND AND  TYPES OF  SECURITIES  IN WHICH ITS  ASSETS  MAY BE
     INVESTED:

              ASSET-BACKED SECURITIES

              The Fund's assets may be invested in asset-backed securities. Asset-backed securities (ABS) represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities. Such pass-through certificates may include equipment trust certificates
              (ETC) secured by specific equipment, such as airplanes and railroad cars. ETC securities may also be enhanced by letters of credit. An ABS may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

              On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any.

              The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

                                                                 35 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              BONDS

              A bond is an interest-bearing security - an IOU - issued by companies or governmental units. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem or "call" a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates.

              A bond's annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond's price usually rises when interest rates fall, and vice versa, so its yield stays current. Lower-quality bond prices are less directly responsive to interest rate changes than investment-grade issues and may not always follow this pattern.

              Bonds  may  be   unsecured   (backed  by  the   issuer's   general
              creditworthiness only) or secured (also backed by specified collateral). Most high-yield "junk" bonds are unsecured.

              Bonds may be designated as senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt.

              BOND RATINGS AND HIGH-YIELD BONDS

              Larger bond issues are evaluated by rating agencies such as Moody's and Standard & Poor's on the basis of the issuer's ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. Our research analysts also evaluate all portfolio holdings, including those rated by an outside agency. Other things being equal, lower-rated bonds have higher yields due to greater risk. High-yield bonds, also called "junk" bonds, are those rated below BBB by Standard & Poor's and Baa by Moody's.

USAA High-Yield Opportunities Fund - 36

--------------------------------------------------------------------------------

              CONVERTIBLE SECURITIES

              Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

              DEFERRABLE SUBORDINATED SECURITIES

              Recently, securities have been issued that have long maturities and are deeply subordinated in the issuer's capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain "equity-like" features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the Fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. The Fund will invest in these securities to the extent their yield, credit, and maturity characteristics are consistent with the Fund's investment objective and program.

              DERIVATIVES

              A Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These methods may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.

                                                                 37 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              The Fund may use these practices to adjust the risk and return characteristics of its portfolio of investments. If we judge market conditions incorrectly or employ a strategy that does not correlate well with the Fund's investments, these methods could result in a loss, regardless of whether the intent was to reduce risk or increase return. These methods may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these methods could result in a loss if the counterparty to the transaction does not perform as promised.

              EQUITY AND DEBT SECURITIES OF INVESTMENTS
              IN REAL ESTATE INVESTMENT TRUSTS (REITS)

              The Fund may invest its assets in equity  securities  of REITs and is therefore subject to certain risks associated with direct investments in REITs. In addition, the Fund may also invest its assets in debt securities of REITs and may be subject to certain other risks, such as credit risk, associated with investment in the debt securities of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

              EURODOLLAR AND YANKEE OBLIGATIONS

              The Fund may invest in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

USAA High-Yield Opportunities Fund - 38

--------------------------------------------------------------------------------

              FUTURES AND OPTIONS

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the statement of additional information.

              ILLIQUID SECURITIES

              The Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              LENDING OF SECURITIES

              The Fund may lend its securities to qualified institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).

                                                                 39 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              MORTGAGE-BACKED SECURITIES

              Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie
              Mae),  and the Federal  Home Loan  Mortgage  Corporation  (Freddie
              Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

              Mortgage-backed securities also include collateralized mortgage obligations (CMOs), commercial mortgage-backed securities, and mortgage dollar rolls. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

USAA High-Yield Opportunities Fund - 40

--------------------------------------------------------------------------------

              The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

              MUNICIPAL LEASE OBLIGATIONS

              The Fund may invest in a variety of instruments referred to as municipal lease obligations, including leases, installment purchase contracts, and certificates of participation in such leases and contracts.

              NOTES, LOAN PARTICIPATIONS, AND ASSIGNMENTS

              The Fund may invest in a company through the purchase or execution of a privately negotiated note representing the equivalent of a loan to the company. Larger loans to corporations or governments, including governments of less developed countries (LDCs), may be shared or syndicated among several lenders, usually banks. The Fund could participate in such syndicates, or could buy part of a loan, becoming a direct lender. These loans may often be obligations of companies in financial distress or in default. These investments involve special types of risk, including those of being a lender, reduced liquidity, and in the case of LDC investments, increased credit risk and volatility.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              PREFERRED STOCKS

              Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend

                                                                 41 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

              PRIVATE PLACEMENTS

              Private placements are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

              PUT BONDS

              The Fund may invest in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

              VARIABLE-RATE SECURITIES

              The Fund's assets may be invested in variable-rate securities. Variable-rate securities bear interest at rates that are adjusted periodically to market rates.

              |_| These interest rate adjustments can both raise and lower the income generated by such securities. These changes

USAA High-Yield Opportunities Fund - 42

--------------------------------------------------------------------------------

                   will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

              |_| Because the interest rates of variable-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

              |_| The market value of a variable-rate security usually tends toward par (100% of face value) at interest rate adjustment time.

              WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

              The Fund's assets may be invested in debt securities offered on a when-issued and delayed-delivery basis.

              |_| Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

              |_| The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

              |_|  Such securities can be sold before settlement date.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures, as well as when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts or securities.


                                                                 43 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              ZERO-COUPON AND PAY-IN-KIND BONDS

              A zero-coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Both allow the issuer to avoid the need to generate cash to meet current interest payments. Therefore, the value of these bonds are subject to greater fluctuation in response to changes in interest rates and may involve greater credit risks than bonds paying interest in cash currently.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.


USAA High-Yield Opportunities Fund - 44

                                   APPENDIX B
--------------------------------------------------------------------------------

================================================================================
                      RATINGS OF CORPORATE DEBT SECURITIES

   LONG TERM

    Moody's          Standard
    Investors        & Poor's
    Service          Corporation       Fitch Ratings    Definition
--------------------------------------------------------------------------------
    Aaa              AAA               AAA              Highest quality
    Aa               AA                AA               High quality
    A                A                 A                Upper-medium grade
    Baa              BBB               BBB              Medium grade
    Ba               BB                BB               Speculative
    B                B                 B                Highly speculative
    Caa              CCC,CC            CCC,CC           Vulnerable to default
    Ca               C                 C                Default is imminent
    C                D                 DDD,DD,D         Probably in default

   SHORT TERM

      Moody's                  S&P                      Fitch
--------------------------------------------------------------------------------
                          A-1+ Extremely strong     F-1+ Exceptionally strong
  P-1 Superior  quality   A-1  Strong quality       F-1  Highest credit quality
  P-2 Strong quality      A-2  Satisfactory quality F-2  Good  credit  quality
  P-3 Acceptable quality  A-3  Adequate  quality    F-3  Fair  credit  quality
  NP  Not  Prime          B    Speculative quality  B    Speculative
                          C    Doubtful quality     C    High default risk
                          D    Default              D    Default
================================================================================

                                                                 45 - Prospectus

                                      NOTES

USAA High-Yield Opportunities Fund - 46

                                      NOTES

                                                                 47 - Prospectus

                                      NOTES

USAA High-Yield Opportunities Fund - 48

                                      NOTES
                                                                 49 - Prospectus

                                      NOTES

USAA High-Yield Opportunities Fund - 50

                                      NOTES
                                                                 51 - Prospectus

USAA HIGH-YIELD OPPORTUNITIES
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semi-annual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA High-Yield Opportunities Fund - 52

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS

               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)

                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

                                     Part A

                               Prospectus for the
                              Small Cap Stock Fund

                               is included herein

                                                                      PROSPECTUS
                                                                DECEMBER 1, 2002

                            USAA SMALL CAP STOCK FUND

AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    8

     FUND INVESTMENTS                                                    10

     FUND MANAGEMENT                                                     13

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         16

     HOW TO INVEST                                                       17

     HOW TO REDEEM                                                       21

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           23

     EXCHANGES                                                           24

     SHAREHOLDER INFORMATION                                             25

     FINANCIAL HIGHLIGHTS                                                29

     APPENDIX A                                                          31

     APPENDIX B                                                          34

     ADDITIONAL FUND INFORMATION                                         44

USAA Small Cap Stock Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is long-term growth of capital. We are the Fund's investment adviser. We have retained Eagle Asset Management, Inc. (Eagle) to serve as subadviser of the Fund. Eagle is responsible for investing the Fund's assets. Eagle's strategy to achieve this objective is to normally invest at least 80% of the Fund's assets in equity securities of companies with small market capitalizations.

              The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 10 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are stock market risk,
              the  risk  of   investing   in   companies   with   small   MARKET
              CAPITALIZATIONS, and management risk.

              ------------------------------------------------------------------
              [ARROW]  MARKET  CAPITALIZATION  IS THE  TOTAL  NUMBER VALUE  OF A
                       COMPANY'S  OUTSTANDING  SHARES  OF  COMMON  STOCK.
              ------------------------------------------------------------------

                |_|STOCK MARKET RISK involves the possibility  that the value of the Fund's investments in equity securities will decline regardless of the success or failure of the company's operations.

                                                                  3 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

                |_|SMALL-CAP   COMPANY   RISK   involves  the  greater  risk  of
                   investing in smaller, less well-known companies, especially those which have a narrow product line or are traded infrequently, compared to investing in established companies with proven track records.

                |_|MANAGEMENT   RISK   involves   the   possibility   that   the
                   investment techniques and risk analyses used by the Fund's manager will not produce the desired results.

              Another risk described later in the prospectus is the risk of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.


USAA Small Cap Stock Fund - 4

--------------------------------------------------------------------------------

              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              [ARROW] TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING
                      THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              2000*          -13.92%
                              2001            -9.14%

                   *FUND BEGAN OPERATIONS ON AUGUST 2, 1999.

                            9-MONTH YTD TOTAL RETURN
                                -12.96% (9/30/02)

               BEST QUARTER**                   WORST QUARTER**
          33.67% 4TH Qtr. 1999              -18.89% 4TH Qtr. 2000

          ** PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

                                                                  5 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

              The following table shows how the Fund's average annual total returns for the one-year period, as well as the life of the Fund, compared to those of relevant securities market indices.

              The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the next page are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

              This may be particularly true for the period prior to June 28, 2002, which is the date on which Eagle assumed day-to-day management of the Fund's assets. Prior to that date, IMCO was solely responsible for managing the Fund's assets. See APPENDIX B for information about the performance of advisory accounts that Eagle manages in a way that is substantially similar to the way in which it manages the Fund's assets.

USAA Small Cap Stock Fund - 6

--------------------------------------------------------------------------------

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                SINCE
                                                PAST          INCEPTION
 SMALL CAP STOCK FUND                          1 YEAR           8/2/99
================================================================================
  Return Before Taxes                         -9.14%             1.39%
  Return After Taxes on Distributions         -9.14%             1.39%
  Return After Taxes on Distributions
    and Sale of Fund Shares                   -5.57%             1.12%
.................................................................................

  Russell 2000 Index* (REFLECTS NO DEDUCTION
    FOR FEES, EXPENSES, OR TAXES)              2.49%             5.34%o
.................................................................................

  S&P 600 SmallCap Index* (REFLECTS NO
    DEDUCTION FOR FEES, EXPENSES, OR TAXES)    6.54%            10.97%o

.................................................................................
  Lipper Small-Cap Core Funds Index**
    (REFLECTS NO DEDUCTION FOR TAXES)          7.13%            11.88%o


    * THE RUSSELL 2000 INDEX MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. AS OF THE LATEST RECONSTITUTION, THE AVERAGE MARKET CAPITALIZATION WAS APPROXIMATELY $530 MILLION; THE MEDIAN MARKET CAPITALIZATION WAS
       APPROXIMATELY $410 MILLION. THE LARGEST COMPANY IN THE INDEX HAD AN APPROXIMATE MARKET CAPITALIZATION OF $1.4 BILLION. THE S&P SMALLCAP 600 INDEX IS AN UNMANAGED MARKET-VALUE WEIGHTED INDEX CONSISTING OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. THE RUSSELL 2000 INDEX REPLACES THE S&P SMALLCAP 600 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES MARKET INDEX FOR TWO REASONS: (I) WE BELIEVE THAT THE RUSSELL 2000 INDEX IS MORE WIDELY USED IN THE INDUSTRY AND (II) TO ALIGN THE INDEX OF THE FUND WITH OTHER FUNDS IN THE USAA FAMILY OF FUNDS, WHICH USE A RUSSELL INDEX.

   ** THE LIPPER SMALL-CAP CORE FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF LESS THAN 250% OF THE DOLLAR-WEIGHTED MEDIAN OF THE SMALLEST 500 OF THE MIDDLE 1,000 SECURITIES OF S&P 1500 INDEX. THESE FUNDS WILL NORMALLY HAVE AN AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE-YEAR SALES GROWTH FIGURE, COMPARED TO THE S&P 600 INDEX.

    o THE PERFORMANCE OF THE S&P 600 SMALLCAP INDEX, RUSSELL 2000 INDEX, AND THE LIPPER SMALL-CAP CORE FUNDS INDEX IS CALCULATED AT THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

                                                                  7 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

              CURRENT PRICE AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund, through our USAA.COM web site once you have established Internet access. See page 19 for information on establishing
              Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    81

               [ARROW]  TICKER SYMBOL                  USCAX

               [ARROW]  NEWSPAPER SYMBOL               SmCpStk
               ------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and

USAA Small Cap Stock Fund - 8

--------------------------------------------------------------------------------

              request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses before waivers during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets (ANA).

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES          (12b-1) FEES        EXPENSES             EXPENSES
--------------------------------------------------------------------------------
       .75%a              None             .96%                 1.71%b,c

   A THE  PERFORMANCE  ADJUSTMENT FEE DID NOT IMPACT THE MANAGEMENT FEES FOR THE
     MOST RECENT FISCAL YEAR.

  B THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY, REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT, WHICH HAD NO IMPACT ON THE EXPENSE RATIO OF THE MOST RECENT FISCAL YEAR.

  C WE HAVE VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.40% OF ITS ANA, EXCLUDING CREDITS FROM FEE OFFSET ARRANGEMENTS, AND TO REIMBURSE THE FUND FOR ALL EXPENSES IN EXCESS OF THIS AMOUNT. WE CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. WITH THIS REIMBURSEMENT, THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES WERE AS
     FOLLOWS:


                                REIMBURSEMENT
                                  FROM USAA             ACTUAL FUND
           TOTAL ANNUAL          INVESTMENT         OPERATING EXPENSES
          FUND OPERATING         MANAGEMENT                AFTER
             EXPENSES              COMPANY             REIMBURSEMENT
        ---------------------------------------------------------------
               1.71%                .31%                   1.40%

  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
  ------------------------------------------------------------------------------

                                                                  9 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

--------------------------------------------------------------------------------
        1 YEAR           3 YEARS            5 YEARS           10 YEARS
--------------------------------------------------------------------------------
          $173             $537              $926             $2,014


FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in equity securities of companies with small market capitalizations.

              As a temporary defensive measure because of market, economic, political, or other conditions, Eagle may invest up to 100% of the Fund's assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

              Eagle may purchase and sell Fund securities without regard to the length of time held. The Fund's portfolio turnover rate will vary from year to year depending on market conditions, and it may exceed 100%. Because a high turnover rate increases transaction costs and may increase taxable capital gains, Eagle will carefully weigh the anticipated benefits of trading.


              STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the

USAA Small Cap Stock Fund - 10

--------------------------------------------------------------------------------

              success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

      [ARROW] WHAT DEFINES SMALL-CAP STOCKS?

              Small-cap stocks are those of companies that have a market capitalization equal to or lower than that of the largest market capitalization stock in the S&P SmallCap 600 Index at the time of purchase. As of September 30, 2002, the S&P SmallCap 600 Index included companies with market capitalizations between $43.4 million and $2.6 billion. Keep in mind that the market capitalization of the companies listed in the index may change with market conditions and the composition of the index.

      [ARROW] MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

              Yes. While most of the Fund's assets will be invested in U.S. securities, Eagle may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

              FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

              |_|EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse

                                                                 11 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

                 and mature than in the United States and to political systems which may be less stable.

              |_|POLITICAL RISK. Political risk includes a greater potential for
                 coups d'etat,  revolts,   and   expropriation  by  governmental
                 organizations.

      [ARROW] WILL THE FUND CONTINUE  TO HOLD THESE  SECURITIES IF  THEIR MARKET
              CAPITALIZATION NO LONGER MEETS THIS DEFINITION?

              For purposes of this Fund's investment strategy, companies whose market capitalizations no longer fall within the above definition will continue to be considered small cap; and the Fund may continue to hold the security.

              SMALL-CAP COMPANY RISK. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in the securities of larger companies. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects.

      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              Eagle will invest the Fund's assets in a diversified group of small-cap stocks. Eagle considers a number of factors in that decision such as:

                  |_| small-cap  companies  that  have the  potential  to become
                      large-cap companies

                  |_| attractive stock valuation

                  |_| good management and

                  |_| unique products or services

USAA Small Cap Stock Fund - 12

--------------------------------------------------------------------------------

              Eagle will sell a security when it perceives that one or more of these factors has changed.

              For additional information about other securities in which Eagle may invest the Fund's assets, see APPENDIX A on page 31.

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF OCTOBER 31, 2002
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without the shareholder approval.

                                                                 13 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

              For our services, the Fund pays us an annual fee. The fee was computed at three-fourths of one percent (.75%) of average net assets for the fiscal year ended July 31, 2002. The fee we received for the fiscal year ended July 31, 2002, after we made reimbursement to the Fund, was equal to .44% of average net assets. We have agreed to waive our annual management fee to the extent that total expenses of the Fund exceed 1.40% of the Fund's average annual net assets. We can modify or terminate this agreement at any time.

              The investment management fee for the Small Cap Stock Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Core Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

      --------------------------------------------------------------------------
      [ARROW] LIPPER INDEX
              LIPPER SMALL-CAP CORE FUNDS INDEX
      --------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

USAA Small Cap Stock Fund - 14

--------------------------------------------------------------------------------

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
            +/- 100 to 400                                 +/- 4
            +/- 401 to 700                                 +/- 5
          +/- 701 and greater                              +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).


              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              We have entered into an investment subadvisory agreement with Eagle under which Eagle provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Fund's Board of Directors and IMCO.

              Eagle, located at 880 Carillon Parkway, St. Petersburg, Florida 33716, is a registered investment adviser formed in 1984. As of September 30, 2002, Eagle had approximately $2.2 billion in assets under management.

              Eagle is compensated by IMCO out of the amounts we receive from the Fund.

              PORTFOLIO MANAGERS

              Todd McCallister, CFA, is a managing director of Eagle and is the portfolio manager with primary responsibility for its Small Cap Core accounts, including the Fund. Mr. McCallister has 14 years of investment and financial experience. Prior to joining Eagle in 1997, he served as portfolio manager at Investment Advisers, Inc., which managed over $1.5 billion in mid-cap

                                                                 15 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

              growth products. Mr. McCallister also served as a portfolio manager at ANB Investment Management in Chicago for five years. He earned his BA degree with highest honors from the University of North Carolina in 1982 and his Ph.D. degree in economics from the University of Virginia in 1987.

              Stacey Thomas, CFA, assistant portfolio manager, assists Mr. McCallister in managing Eagle's Small Cap Core accounts, including the Fund. She has five years of investment experience and has worked for Eagle for two years. She served as a corporate finance analyst in the investment banking group at Raymond James Financial from July of 1997 to July of 1999. She holds a bachelor's in government from Harvard University where she graduated cum laude.

              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of
              Directors, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case

USAA Small Cap Stock Fund - 16

--------------------------------------------------------------------------------

              of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.


                                                                 17 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instruments, these instruments must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA) accounts and $250 for IRAs]. Employees of USAA and its affiliated companies may open an account

USAA Small Cap Stock Fund - 18

--------------------------------------------------------------------------------

                   through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments.

              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

              INVESTART

                |_|No initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet you will be able to open and fund a new mutual fund account within an existing registration, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

              MAIL

                |_| To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

                                                                 19 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

              BANK WIRE

                |_|To open or add to your account,  call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you  would  like  to open a new  account  or  exchange  to
                   another   Fund  in  the  USAA  family  of  funds,   call  for
                   instructions.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

USAA Small Cap Stock Fund - 20

--------------------------------------------------------------------------------

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

                                                                 21 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_| Access USAA.COM.

                |_| Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg  Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_| Send a signed fax to  1-800-292-8177,  or send a telegram to
                    USAA Shareholder Account Services.

                |_| Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_| Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_| Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

USAA Small Cap Stock Fund - 22

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders when in the  best interest of the Fund

                |_|limit  or  discontinue  the  offering of shares  of  the Fund without notice to the shareholders

                |_|impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                |_|calculate the NAV per share on a business  day that  the NYSE is closed

                |_|require a signature  guarantee for transactions or changes in
                   account    information   in   those   instances   where   the

                                                                 23 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

                   appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem an account  with less  than ten  shares,  with certain limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 22.

USAA Small Cap Stock Fund - 24

--------------------------------------------------------------------------------

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used.
                                                                 25 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of
              Directors, will use all relevant, available information to determine a fair value for the affected portfolios.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

USAA Small Cap Stock Fund - 26

--------------------------------------------------------------------------------

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

     --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FROM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from a Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

                                                                 27 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_|underreports dividend or interest income or

                |_|fails to certify  that he  or  she  is  not subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

USAA Small Cap Stock Fund - 28

--------------------------------------------------------------------------------

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

              The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              The information for the year ended July 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund from August 2, 1999, through July 31, 2001, was audited by another independent accounting firm.

                                                                 29 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                 YEAR ENDED JULY 31,               JULY 31,
                           -----------------------------------------------------
                               2002             2001                 2000*
                           -----------------------------------------------------

Net asset value at
 beginning of period       $     10.34      $     13.17        $      10.00
                           -----------------------------------------------------
Income (loss) from
 investment operations:
 Net investment loss              (.06) a          (.11) a             (.10) a
 Net realized and
  unrealized gain (loss)          (.67)           (2.72)               3.27
                           -----------------------------------------------------
Total from investment
 operations                       (.73)           (2.83)               3.17
                           -----------------------------------------------------
Net asset value
 at end of period          $      9.61      $     10.34        $      13.17
                           =====================================================
Total return (%)                 (7.06)          (21.49)              31.70

Net assets at end of
 period (000)              $   102,890      $    89,120         $   100,980

Ratio of expenses to
 average net assets (%)**         1.40 b           1.46 b              1.43

Ratio of expenses to average
 net assets excluding
 reimbursements (%)**             1.71 b            N/A                 N/A

Ratio of net investment
 loss to average net
 assets (%)**                     (.57)           (1.00)               (.77)

Portfolio turnover (%)          200.14           145.32               38.73

  * Fund commenced operations on August 2, 1999.

 ** For the year ended July 31, 2002, average net assets were $95,804,000.

(a) Calculated using average shares. For the year ended July 31, 2002, average shares were 9,436,000.

(b) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.


USAA Small Cap Stock Fund - 30

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE SMALL CAP STOCK FUND AND TYPES OF SECURITIES IN WHICH ITS ASSETS MAY BE INVESTED:

              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              FORWARD CURRENCY CONTRACTS

              The Fund may hold securities denominated in foreign currencies. As a result, the value of these securities will be affected by changes in the exchange rate between the dollar and the foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract is an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. The Fund only enters into forward currency contracts when it enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.

              FUTURES AND OPTIONS

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the statement of additional information.

                                                                 31 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures contracts, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts.

              GLOBAL DEPOSITARY RECEIPTS (GDRS)

              The Fund's assets may be invested in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              LENDING OF SECURITIES

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).


USAA Small Cap Stock Fund - 32

--------------------------------------------------------------------------------

              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 33 - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------

              PERFORMANCE INFORMATION FOR EAGLE

              The Fund retained a subadviser, Eagle, to manage the Fund's assets. To assist prospective shareholders in making an informed decision and to further inform existing shareholders, this Appendix provides performance information regarding a composite of all advisory accounts managed by Eagle that have substantially similar investment objectives, policies, and strategies as the Fund (Account Composite Performance). Eagle supplied the Account Composite Performance from records which it maintains.

              IMCO requires Eagle to present to IMCO the performance of all substantially similar managed accounts and mutual funds to help ensure that Eagle is showing performance of all its managed accounts and mutual funds, not just its best performing accounts. Eagle has represented to IMCO that the Account Composite Performance and associated disclosure are complete and accurate.

              The Account Composite Performance is supplied by Eagle to IMCO on a net of fee basis. Actual fees incurred by the Fund will be different and will vary depending on, among other things, the applicable fee schedule, and fund size. In addition, the performance of an appropriate unmanaged benchmark index, not adjusted for any fees or expenses, is provided as well.

              Finally,   please  note  the  following  cautionary  guideline  in
              reviewing this Appendix:

USAA Small Cap Stock Fund - 34

--------------------------------------------------------------------------------

              THE ACCOUNT COMPOSITE PERFORMANCE IS NOT THE FUND'S OWN HISTORICAL PERFORMANCE AND IS NOT NECESSARILY AN INDICATION OF THE FUND'S FUTURE PERFORMANCE. The Fund's performance in the future will be different from Eagle's performance in advising substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the funds and advisory accounts, different fees, expenses, performance calculation methods, portfolio size, and composition. This is particularly true for the Account Composite Performance because these accounts may not be subject to certain investment limitations, diversification requirements, and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of these accounts.

                                                                 35 - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

[BAR CHART]
================================================================================
                     1 YEAR ENDED        3 YEARS ENDED        FOR THE PERIOD
                      6/30/2002 1          9/30/2002 1        ENDED 9/30/2002
                                                              SINCE INCEPTION
                                                              OF THE SMALL CAP
                                                              STOCK FUND
                                                              (8/2/1999) 1

EAGLE'S SMALL
CAP CORE COMPOSITE 2      -6.44%             13.04%               12.85%+

USAA SMALL CAP
STOCK FUND 3               2.16%             -3.09%               -3.27%

RUSSELL 2000 INDEX 4      -9.30%             -4.11%               -5.03%+

================================================================================

1  Annualized

2  At  September 30, 2002,  total  composite  assets  were  approximately  $202 million.

3 Prior to June 28, 2002, the USAA Small Cap Stock Fund was managed solely by IMCO investment professionals.

4 The RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $530 million; the median market capitalization was approximately $410 million. The largest company in the index had an approximate market capitalization of $1.4 billion.

+ The Eagle's Small Cap Core Composite is calculated with a commencement date of August 1, 1999, and The Russell 2000 Index performance is calculated with a commencement date of July 31, 1999, while the Fund's inception date is August 2, 1999. There may be a slight variation in the comparative performance numbers due to this difference.


USAA Small Cap Stock Fund - 36

                                     NOTES

                                                                 37 - Prospectus

                                     NOTES

USAA Small Cap Stock Fund - 38

                                     NOTES

                                                                 39 - Prospectus

                                     NOTES

USAA Small Cap Stock Fund - 40

                                     NOTES

                                                                 41 - Prospectus

                                     NOTES

USAA Small Cap Stock Fund - 42

                                     NOTES

                                                                 43 - Prospectus

USAA SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Small Cap Stock Fund - 44

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS

               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)

                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

                                     Part A

                               Prospectus for the
                               Capital Growth Fund

                               is included herein

                                                                      PROSPECTUS
                                                                DECEMBER 1, 2002

                            USAA CAPITAL GROWTH FUND

       AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              5

     FEES AND EXPENSES                                                   10

     FUND INVESTMENTS                                                    12

     FUND MANAGEMENT                                                     14

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         17

     HOW TO INVEST                                                       18

     HOW TO REDEEM                                                       22

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           24

     EXCHANGES                                                           25

     SHAREHOLDER INFORMATION                                             26

     FINANCIAL HIGHLIGHTS                                                30

     APPENDIX A                                                          32

     APPENDIX B                                                          35

     ADDITIONAL FUND INFORMATION                                         44


USAA Capital Growth Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is capital appreciation. We are the Fund's investment adviser. We have retained Batterymarch Financial Management, Inc. (Batterymarch) to serve as subadviser of the Fund. Batterymarch is responsible for investing the Fund's assets. Batterymarch's strategy to achieve this objective is to invest the Fund's assets primarily in equity securities of companies with the prospect of rapidly growing earnings. To a great extent, these investments will tend to be in companies with small-market capitalizations.

              The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 12 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are stock market risk,
              the  risk  of   investing   in   companies   with   small   MARKET
              CAPITALIZATIONS, and management risk.

              ------------------------------------------------------------------
              [ARROW]  MARKET  CAPITALIZATION  IS  THE  TOTAL MARKET VALUE  OF A
                       COMPANY'S  OUTSTANDING  SHARES  OF  COMMON  STOCK.
              ------------------------------------------------------------------

                                                                  5 - Prospectus

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

                |_|STOCK MARKET RISK involves the possibility  that the value of the Fund's investments in equity securities will decline regardless of the success or failure of the company's operations.

                |_|SMALL-CAP   COMPANY   RISK   involves  the  greater  risk  of
                   investing in smaller, less well-known companies, especially those which have a narrow product line or are traded infrequently, compared to investing in established companies with proven track records.

                |_|MANAGEMENT   RISK   involves   the   possibility   the   that
                   investment techniques and risk analyses used by the Fund's manager will not produce the desired results.

              Another risk described later in the prospectus is the risk of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

USAA Capital Growth Fund - 4

--------------------------------------------------------------------------------

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. While the portfolio will be broadly diversified, we expect the Fund to be significantly more volatile than the average equity mutual fund due to the Fund's investments in smaller, less well-known companies.

              The following bar chart illustrates the Fund's volatility and performance for the one full calendar year since the Fund's inception and gives some indication of the risks of investing in this Fund.

              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              [ARROW] TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING
                      THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

                                                                  5 - Prospectus

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              2001*         -31.22

                  * FUND BEGAN OPERATIONS ON OCTOBER 27, 2000.

                            9-MONTH YTD TOTAL RETURN
                                -28.87% (9/30/02)

               BEST QUARTER**                   WORST QUARTER**
          18.31% 4TH QTR. 2001              -29.90% 1ST QTR. 2001

          ** PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

              The following table shows how the Fund's average annual total returns for the one-year period, as well as the life of the Fund, compared to those of relevant securities market indices.

              The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

USAA Capital Growth Fund - 6

--------------------------------------------------------------------------------

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

              This may be particularly true for the period prior to June 28, 2002, which is the date on which Batterymarch assumed day-to-day management of the Fund's assets. Prior to that date, IMCO was solely responsible for managing the Fund's assets. See APPENDIX B for information about the performance of advisory accounts that Batterymarch manages in a way that is substantially similar to the way in which it manages the Fund's assets.

                                                                  7 - Prospectus

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                               SINCE
                                              PAST           INCEPTION
 CAPITAL GROWTH  FUND                        1 YEAR           10/27/00
================================================================================
  Return Before Taxes                        -31.22%           -37.43%
  Return After Taxes on Distributions        -31.22%           -37.41%
  Return After Taxes on Distributions
    and Sale of Fund Shares                  -19.01%           -29.66%
.................................................................................

  Russell 2000 Growth Index* (REFLECTS NO
    DEDUCTION FOR FEES, EXPENSES, OR TAXES)   -9.23%           -18.44%o
.................................................................................

  Russell 2000 Index* (REFLECTS NO
    DEDUCTION FOR FEES, EXPENSES, OR TAXES)    2.49%            -0.12%o
.................................................................................

  S&P 500 Index* (REFLECTS NO DEDUCTION
    FOR FEES, EXPENSES, OR TAXES)            -11.88%           -16.01%o
.................................................................................

  Lipper Small-Cap Growth Funds Index**
    (REFLECTS NO DEDUCTION FOR TAXES)        -24.37%           -18.65%o

  Lipper Mid-Cap Growth Funds Index***
    (REFLECTS NO DEDUCTION FOR TAXES)        -21.07%           -29.12%o

    * THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 2000 INDEX IS A WIDELY RECOGNIZED UNMANAGED SMALL-CAP INDEX CONSISTING OF THE 2,000 SMALLEST COMPANIES WITHIN THE RUSSELL 3000 INDEX. THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. THE RUSSELL 2000 GROWTH INDEX REPLACES THE RUSSELL 2000 INDEX AND THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX BECAUSE THE RUSSELL 2000 GROWTH INDEX IS AN INDEX OF SMALL-CAP GROWTH STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH FOCUSES ON SMALL-CAP GROWTH STOCKS, THAN THE RUSSELL 2000 INDEX, WHICH IS A INDEX OF SMALL-CAP GROWTH AND VALUE STOCKS, OR THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

   ** THE LIPPER SMALL-CAP GROWTH FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST MUTUAL FUNDS WITHIN THIS CATEGORY, WHICH TYPICALLY INCLUDES MUTUAL FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) LESS THAN 250% OF THE DOLLAR-WEIGHTED MEDIAN OF THE SMALLEST 500 OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE


USAA Capital Growth Fund - 8

--------------------------------------------------------------------------------

       1500 INDEX. SMALL-CAP GROWTH FUNDS TYPICALLY HAVE AN ABOVE-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE-YEAR SALES-PER-SHARE GROWTH VALUE, COMPARED TO THE S&P SMALLCAP 600 INDEX. EFFECTIVE OCTOBER 18, 2002, THE LIPPER SMALL-CAP GROWTH FUNDS INDEX REPLACED THE LIPPER MID-CAP GROWTH FUNDS INDEX AS THE BENCH-MARK INDEX USED FOR CALCULATING THE PERFORMANCE ADJUSTMENT THAT WILL INCREASE OR DECREASE THE BASE FEE DEPENDING ON THE PERFORMANCE OF THE FUND RELATIVE TO THE LIPPER INDEX. SEE FUND MANAGEMENT ON PAGE 14 FOR MORE INFORMATION ON THE PERFORMANCE ADJUSTMENT. THE CHANGE TO THE LIPPER SMALL-CAP GROWTH FUNDS INDEX WAS MADE BECAUSE THE FUND INVESTS, TO A GREAT EXTENT, IN COMPANIES WITH SMALL-MARKET CAPITALIZATIONS AND BATTERYMARCH USES AN
       INVESTMENT STYLE WHEN MANAGING THE FUND'S ASSETS THAT MORE CLOSELY CORRELATES TO THE MANAGEMENT STYLE OF MUTUAL FUNDS WITHIN THE LIPPER SMALL-CAP GROWTH FUNDS INDEX.

  *** THE LIPPER MID-CAP GROWTH FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST MUTUAL FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF LESS THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P 1500 INDEX. MID-CAP GROWTH FUNDS NORMALLY INVEST IN COMPANIES WITH LONG-TERM EARNINGS EXPECTED TO GROW SIGNIFICANTLY FASTER THAN THE EARNINGS OF THE STOCKS REPRESENTED IN A MAJOR UNMANAGED STOCK INDEX. THESE FUNDS WILL NORMALLY HAVE AN ABOVE-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE YEAR SALES GROWTH FIGURE, COMPARED TO THE S&P 400 INDEX.

    o THE PERFORMANCE OF THE RUSSELL 2000 GROWTH INDEX, THE RUSSELL 2000 INDEX, THE S&P 500 INDEX, THE LIPPER SMALL-CAP GROWTH FUNDS INDEX, AND THE LIPPER MID-CAP GROWTH FUNDS INDEX IS CALCULATED WITH A COMMENCEMENT DATE OF OCTOBER 31, 2000, WHILE THE FUND'S INCEPTION DATE IS OCTOBER 27, 2000. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

              CURRENT PRICE AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund, through our USAA.COM web site once you have established Internet access. See page 20 for information on establishing
              Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

                                                                  9 - Prospectus

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    72

               [ARROW]  TICKER SYMBOL                  USCGX

               [ARROW]  NEWSPAPER SYMBOL               CapGr
               ------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses before waivers during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets (ANA).

USAA Capital Growth Fund - 10

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES           (12b-1) FEES       EXPENSES             EXPENSES
--------------------------------------------------------------------------------
       .84%a             None              1.70%                2.54%b,c

  A INCLUDES THE IMPACT OF A PERFORMANCE ADJUSTMENT FEE THAT DECREASED THE MANAGEMENT FEE BY 0.01% FOR THE MOST RECENT FISCAL YEAR.

  B THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY, REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT, WHICH HAD NO IMPACT ON THE EXPENSE RATIO FOR THE MOST RECENT FISCAL YEAR.

  C WE HAVE VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.00% OF ITS ANA, EXCLUDING CREDITS FROM FEE OFFSET ARRANGEMENTS, AND TO REIMBURSE THE FUND FOR ALL EXPENSES IN EXCESS OF THIS AMOUNT. WE CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. WITH THIS REIMBURSEMENT, THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES WERE AS
     FOLLOWS:

                                REIMBURSEMENT
                                  FROM USAA             ACTUAL FUND
           TOTAL ANNUAL          INVESTMENT         OPERATING EXPENSES
          FUND OPERATING         MANAGEMENT                AFTER
             EXPENSES              COMPANY             REIMBURSEMENT
       -------------------------------------------------------------------
               2.54%                1.54%                  1.00%

  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
  ------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1)a 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

--------------------------------------------------------------------------------
        1 YEAR           3 YEARS            5 YEARS           10 YEARS
--------------------------------------------------------------------------------
         $257              $791              $1,350            $2,875

                                                                 11 - Prospectus

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal strategy is the investment of its assets primarily in equity securities of companies with the prospect of rapidly growing earnings. Many of these investments will be in companies with small-market capitalizations. The term "equity securities" is used to include common stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

              As a temporary defensive measure because of market, economic, political, or other conditions, Batterymarch may invest up to 100% of the Fund's assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

              Batterymarch may need to actively and frequently trade Fund securities to achieve the Fund's principal investment strategy. The Fund's portfolio turnover rate will vary from year to year depending on market conditions. A high turnover rate increases transaction costs and may increase taxable capital gains.

              STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

              SMALL-CAP COMPANY RISK. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than

USAA Capital Growth Fund - 12

--------------------------------------------------------------------------------

              securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in the securities of larger companies. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

      [ARROW] MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

              Yes. While most of the Fund's assets will be invested in U.S. securities, Batterymarch may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

              FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

              |_|EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

              |_|POLITICAL RISK. Political risk includes a greater potential for
                 coups   d'etat,  revolts,  and  expropriation  by  governmental
                 organizations.

                                                                13 - Prospectus

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              Batterymarch invests in companies that have above-average sales and earnings growth potential. These companies tend to be in the small- and mid-capitalization categories, but Batterymarch will also invest in large-capitalization companies where appropriate. Batterymarch seeks companies that are well positioned to take advantage of emerging, long-term social and economic trends and have adequate financial resources to sustain their growth. Batterymarch may invest through initial public offerings of companies meeting these criteria. Companies will also be sold if they fail to realize their growth potential or if there are more attractive opportunities elsewhere.

              For  additional   information  about  other  securities  in  which
              Batterymarch may invest the Fund's assets, see APPENDIX A on page 32.

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF OCTOBER 31, 2002
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of

USAA Capital Growth Fund - 14

--------------------------------------------------------------------------------

              Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

              For our services, the Fund pays us an annual fee. The fee was computed at eighty-five one hundredths of one percent (.85%) of average net assets for the fiscal year ended July 31, 2002. As a result of reimbursements made to the Fund for the fiscal year ended July 31, 2002, we did not receive any fees. We have agreed to waive our annual management fee to the extent that total expenses of the Fund exceed 1.00% of the Fund's average annual net assets. We may modify or terminate this arrangement at any time.

              The investment management fee for the Capital Growth Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Growth Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment will be calculated by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

      --------------------------------------------------------------------------
      [ARROW] LIPPER INDEX
              LIPPER SMALL-CAP GROWTH FUNDS INDEX
      --------------------------------------------------------------------------

                                                                 15 - Prospectus

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
           +/- 100 to 400                               +/- 4
           +/- 401 to 700                               +/- 5
         +/- 701 and greater                            +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              We have entered into an investment subadvisory agreement with Batterymarch, under which Batterymarch provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Fund's Board of Directors and IMCO.

              Batterymarch is located at 200 Clarendon Street, Boston, Massachusetts 02116 and has been in the investment management business since 1969. As of September 30, 2002, Batterymarch had approximately $6 billion in assets under management.

              Batterymarch is compensated by IMCO out of the amounts we receive from the Fund.

USAA Capital Growth Fund - 16

--------------------------------------------------------------------------------

              PORTFOLIO MANAGER

              William L. Elcock, chief executive officer and senior portfolio manager, manages the firm's business operations, with overall responsibility for all major management decisions. He remains close to the firm's investment process, spending a significant portion of his time directing Batterymarch's U.S. investment strategies. Mr. Elcock has 20 years of investment experience. He joined Batterymarch in 1984, serving as an assistant portfolio manager and then a research analyst before becoming a portfolio manager. In 2001, he assumed additional senior management responsibilities as deputy chief executive officer. He was named chief executive officer in 2002. Mr. Elcock holds a BA from the University of New Hampshire and an MBA from Suffolk University.

              The Fund's strategy is managed on a team basis with Mr. Elcock as Chairperson of the team.

              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of
              Directors, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.


USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large

                                                                 17 - Prospectus

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

              or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safe-keeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

USAA Capital Growth Fund - 18

--------------------------------------------------------------------------------

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instruments, these instruments must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

                                                                 19 - Prospectus

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA) accounts and $250 for IRAs]. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments.

              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

              INVESTART

                |_|No initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

              MAIL

                |_| To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

USAA Capital Growth Fund - 20

--------------------------------------------------------------------------------

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your account,  call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you  would  like  to open a new  account  or  exchange  to
                   another   Fund  in  the  USAA  family  of  funds,   call  for
                   instructions.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

                                                                 21 - Prospectus

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

              USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

USAA Capital Growth Fund - 22

--------------------------------------------------------------------------------

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_| Access USAA.COM.

                |_| Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_| Send a signed fax to  1-800-292-8177,  or send a telegram to
                    USAA Shareholder Account Services.

                |_| Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_| Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

                                                                 23 - Prospectus

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

              USAA BROKERAGE SERVICES

                |_| Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders when in the  best interest of the Fund

                |_|limit  or  discontinue the  offering  of  shares  of the Fund without notice to the shareholders

                |_|calculate the NAV per  share on a business  day that the NYSE is closed

                |_|impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the

USAA Capital Growth Fund - 24

--------------------------------------------------------------------------------

                   Fund's Board of Directors and the required notice has been given to shareholders

                |_|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem  an account  with less than  ten  shares, with certain limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

                                                                 25 - Prospectus

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 23.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or

USAA Capital Growth Fund - 26

--------------------------------------------------------------------------------

              the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of
              Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

                                                                 27 - Prospectus

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

     --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FROM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAIN DISTRIBUTIONS  PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus.

USAA Capital Growth Fund - 28

--------------------------------------------------------------------------------

              Distributions shareholders receive from a Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_| underreports dividend or interest income or

                |_| fails to certify that he or she is not subject to backup
                    withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

                                                                 29 - Prospectus

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              The information for the year ended July 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund from October 27, 2000, through July 31, 2001, was audited by another independent accounting firm.

USAA Capital Growth Fund - 30

--------------------------------------------------------------------------------

                                       Year Ended              Period Ended
                                      July 31, 2002           July 31, 2001*
                                     -------------------------------------------
Net asset value at
   beginning of period               $     6.30               $     10.00
                                     -------------------------------------------
Loss from investment operations:
   Net investment loss                     (.04) a                   (.04) a
   Net realized and
   unrealized loss                        (2.00)                    (3.66)
                                     -------------------------------------------
Total from investment operations          (2.04)                    (3.70)
                                     -------------------------------------------
Net asset value at end of period     $     4.26               $      6.30
                                     ===========================================

Total return (%)**                       (32.54)                   (37.00)


Net assets at end of
   period (000)                      $   28,301               $    26,544

Ratio of expenses to
   average net assets (%)***               1.00                      1.85 b,c

Ratio of expenses to average
   net assets, excluding
   reimbursements (%)***                   2.54                      2.43 b,c

Ratio of net investment loss
   income to average
   net assets (%)***                       (.69)                     (.84) b

Portfolio turnover (%)                   188.09                      8.49

  * Fund commenced operations on October 27, 2000.

** Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.

*** For the year ended July 31, 2002, average net assets were $28,807,000.

(a) Calculated using average shares. For the year ended July 31, 2002, average shares were 5,452,000.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

                                                                 31 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE CAPITAL GROWTH FUND AND TYPES OF SECURITIES IN WHICH ITS ASSETS MAY BE INVESTED:

              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              CONVERTIBLE SECURITIES

              The Fund's assets may be invested in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

              FORWARD CURRENCY CONTRACTS

              The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. The Fund only enters into forward currency contracts when it enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.

USAA Capital Growth Fund - 32

--------------------------------------------------------------------------------

              FUTURES AND OPTIONS

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the statement of additional information.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures contracts, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts.

              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              LENDING OF SECURITIES

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair

                                                                 33 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).

              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

USAA Capital Growth Fund - 34

                                   APPENDIX B
--------------------------------------------------------------------------------

              PERFORMANCE INFORMATION FOR BATTERYMARCH

              The Fund retained a subadviser, Batterymarch, to manage the Fund's assets. To assist prospective shareholders in making an informed decision and to further inform existing shareholders, this Appendix provides performance information regarding a composite of all advisory accounts managed by Batterymarch that have substantially similar investment objectives, policies, and strategies as the Fund (Account Composite Performance). Batterymarch supplied the Account Composite Performance from records that it maintains.

              IMCO requires Batterymarch to present to IMCO the performance of all substantially similar managed accounts and mutual funds to help ensure that Batterymarch is showing performance of all its managed accounts and mutual funds, not just its best performing accounts. Batterymarch has represented to IMCO that the Account Composite Performance is accurate.

              The Account Composite Performance in the bar chart on the following page is supplied by Batterymarch to IMCO on a net of advisory fee basis. Actual fees incurred by the Fund will be different and will vary depending on, among other things, the applicable fee schedule, and fund size. The Account Composite Performance would have been different had Batterymarch used the historical expense ratios of the Fund in its calculations. In addition, the performance of an appropriate unmanaged benchmark index, not adjusted for any fees or expenses, is provided.

              Finally,   please  note  the  following  cautionary  guideline  in
              reviewing this Appendix:

                                                                 35 - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------

              THE ACCOUNT COMPOSITE PERFORMANCE IS NOT THE FUND'S OWN HISTORICAL PERFORMANCE AND IS NOT NECESSARILY AN INDICATION OF THE FUND'S FUTURE PERFORMANCE. The Fund's performance in the future will be different from Batterymarch's performance in advising substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the funds and advisory accounts, different fees, expenses, performance calculation methods, portfolio size, and composition. This is particularly true for the Account Composite Performance because these accounts may not be subject to certain investment limitations, diversification requirements, and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of these accounts.

USAA Capital Growth Fund - 36

                                   APPENDIX B
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON 1

[BAR CHART]
================================================================================
                          1 YEAR ENDED      3 YEARS ENDED      FOR THE PERIOD
                           9/30/2002         9/30/2002 2       ENDED 9/30/2002
                                                             SINCE INCEPTION OF
                                                             THE CAPITAL GROWTH
                                                             FUND (10/27/2000) 2

BATTERYMARCH U.S. SMALL
CAP GROWTH EQUITY
COMPOSITE, NET OF FEES 3       -3.26%           0.32%            -10.78%

USAA CAPITAL GROWTH FUND 4    -15.84%            N/A             -37.09%

RUSSELL 2000 GROWTH INDEX 5   -18.16%         -15.23%            -29.52%+

================================================================================

1 The Capital Growth Fund inception date is October 27, 2000. As a result, the Fund as no performance information for the 3-year period ended September 30, 2002.

2  Annualized

3  At  September  30, 2002,  total composite   assets  were  approximately  $53
   million.

4 Prior to June 28, 2002, the USAA Capital Growth Fund was managed solely by IMCO investment professionals.

5 The RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

+ The Russell 2000 Growth Index performance is calculated with a commencement date of October 31, 2000, while the Fund's inception date is October 27, 2000. There may be a slight variation in the comparative performance numbers due to this difference.

                                                                 37 - Prospectus

                                      NOTES

USAA Capital Growth Fund - 38

                                      NOTES

                                                                  39- Prospectus

                                      NOTES

USAA Capital Growth Fund - 40

                                      NOTES

                                                                  41- Prospectus

                                      NOTES

USAA Capital Growth Fund - 42

                                      NOTES

                                                                  43- Prospectus

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Capital Growth Fund - 44

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS

               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)

                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

                                     Part A

                               Prospectus for the
                                   Value Fund

                               is included herein

                                                                     PROSPECTUS
                                                                DECEMBER 1, 2002

                                 USAA VALUE Fund

       AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA VALUE FUND
-------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    6

     FUND INVESTMENTS                                                     7

     FUND MANAGEMENT                                                      9

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         13

     HOW TO INVEST                                                       13

     HOW TO REDEEM                                                       17

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           19

     EXCHANGES                                                           20

     SHAREHOLDER INFORMATION                                             21

     FINANCIAL HIGHLIGHTS                                                25

     APPENDIX A                                                          27

     APPENDIX B                                                          30

     ADDITIONAL FUND INFORMATION                                         36

USAA Value Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is long-term growth of capital. We are the Fund's investment adviser. We have retained Westwood Management Corporation (Westwood) to serve as subadviser for the Fund. Westwood is responsible for investing the Fund's assets. Westwood will attempt to achieve this objective by investing the Fund's assets primarily in equity securities of companies that are considered to be undervalued.

              The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 7 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are stock market risk and management risk.

                |_|STOCK MARKET RISK involves the possibility that the  value of the Fund's investments in equity securities will decline regardless of the success or failure of the company's operations.

                |_|MANAGEMENT   RISK   involves   the   possibility   that   the
                   investment   techniques  and risk analyses used by the Fund's
                   manager will not produce the desired results.

              Another risk described later in the prospectus is the risk of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.

                                                                  3 - Prospectus

USAA VALUE FUND
--------------------------------------------------------------------------------

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. Because the Fund emphasizes a "value" style of investing, changes in the financial condition or prospects of specific companies may result in the individual stocks of the companies selected by the Fund to decline in value. This may result in a decline in the value of the Fund as well.


              Performance history for this Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. See APPENDIX B for information about the performance of advisory accounts that Westwood manages in a way that is substantially similar to the way in which it manages the Fund's assets.


              CURRENT PRICE AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund, through our USAA.COM web site once


USAA Value Fund - 4

--------------------------------------------------------------------------------

              you have established Internet access. See page 15 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code. You must remember historical performance does not necessarily indicate what will happen in the future.

              You may see the Fund's total return quoted in advertisements and reports. All mutual funds must use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar objectives and to stock or relevant indexes.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

              ===================================================
              [ARROW]  FUND NUMBER               76

              [ARROW]  TICKER SYMBOL             UVALX

              [ARROW]  NEWSPAPER SYMBOL          ValueFd
              ===================================================

                                                                  5 - Prospectus

USAA VALUE FUND
--------------------------------------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses before waivers during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets (ANA).

          ==================================================================
                                                                TOTAL ANNUAL
          MANAGEMENT      DISTRIBUTION           OTHER           OPERATING
             FEES         (12B-1) FEES          EXPENSES         EXPENSES
          ==================================================================
            .75%a             None               .73%            1.48%b,c

  A THE PERFORMANCE ADJUSTMENT FEE DID NOT IMPACT THE MANAGEMENT FEES FOR THE MOST RECENT FISCAL YEAR.

  B THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY, REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT, WHICH HAD NO IMPACT ON THE EXPENSE RATIO FOR THE MOST RECENT FISCAL YEAR.

  C WE HAVE VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.15% OF ITS ANA, EXCLUDING CREDITS FROM FEE OFFSET ARRANGEMENTS, AND TO REIMBURSE THE FUND FOR ALL EXPENSES IN EXCESS OF THIS AMOUNT. UP TO AUGUST 3, 2004, WE MAY RECOVER FROM THE FUND AMOUNTS REIMBURSED, SUBJECT TO CERTAIN LIMITATIONS. WE CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. WITH THIS REIMBURSEMENT, THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:


USAA Value Fund - 6

--------------------------------------------------------------------------------

                                REIMBURSEMENT
                                  FROM USAA             ACTUAL FUND
           TOTAL ANNUAL          INVESTMENT         OPERATING EXPENSES
          FUND OPERATING         MANAGEMENT                AFTER
             EXPENSES              COMPANY             REIMBURSEMENT
        -----------------------------------------------------------------
               1.48%                .33%                   1.15%

 ------------------------------------------------------------------------------
    [ARROW]   12b-1 FEES   SOME  MUTUAL  FUNDS CHARGE  THESE  FEES  TO  PAY  FOR
              ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
  ------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

          ================================================================
             1 Year          3 Years           5 Years         10 Years
          ================================================================
              $151             $468              $808            $1,768


FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

    [ARROW]   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal strategy is the investment of its assets primarily in equity securities of companies that are considered to be undervalued. The term "equity securities" is used to include common stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

              As a temporary defensive measure because of market, economic, political, or other conditions, Westwood may invest up to 100% of the Fund's assets in investment-grade short-term debt instru-

                                                                  7 - Prospectus

USAA VALUE FUND
--------------------------------------------------------------------------------

              ments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

              STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.

    [ARROW]   WHAT IS A VALUE FUND?

              Value investing is bargain shopping based upon certain criteria.
              A value fund is one in which the portfolio manager searches for securities that are believed to not reflect the true value in the securities' current share price. However, over time the share price may increase as the market recognizes the overall value of the company. These types of securities are often referred to as being "undervalued," and the stocks' share price are typically below average in comparison to such factors as earnings and book value.

    [ARROW]  MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

              Yes. While most of the Fund's assets will be invested in U.S. securities, Westwood may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

              FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting,

USAA Value Fund - 8

--------------------------------------------------------------------------------

              reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

              |_| EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

              |_| POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.


     [ARROW]  HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              Westwood invests in companies that it believes have the potential for above-average growth in revenues and earnings and that it believes are undervalued in relation to long-term earning power or other factors. Westwood may reduce or sell the Fund's investments in companies if it believes the security no longer has that potential.

              For  additional   information  about  other  securities  in  which
              Westwood may invest the Fund's assets, see APPENDIX A on page 27.

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF OCTOBER 31, 2002
      --------------------------------------------------------------------------

                                                                  9 - Prospectus

USAA VALUE FUND
--------------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

              For our services, the Fund pays us an annual fee. The fee is computed at three-fourths of one percent (.75%) of average net assets for the fiscal year ended July 31, 2002. The fee we received for the fiscal year ended July 31, 2002, after we made reimbursement to the Fund, was equal to .42% of average net assets.

              We have agreed to reimburse expenses to the Fund to the extent that total expenses of the Fund exceed 1.15%, of the Fund's average net assets. Under this agreement, the Fund is required to pay us back the amount waived in subsequent years through August 3, 2004, but only if the additional payments do not cause the Fund's total expenses to exceed 1.15% of the Fund's average annual net assets. We can modify or terminate this agreement at any time.

              The investment management fee for the Value Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Value Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment will be calculated

USAA Value Fund - 10

--------------------------------------------------------------------------------

              monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended September 30, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

      --------------------------------------------------------------------------
      [ARROW] LIPPER INDEX
              LIPPER MULTI-CAP VALUE FUNDS INDEX
      --------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

 ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------

            +/- 100 to 400                                 +/- 4
            +/- 401 to 700                                 +/- 5
          +/- 701 and greater                              +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).


              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

                                                                 11 - Prospectus

USAA VALUE FUND
--------------------------------------------------------------------------------

              We have entered into an investment subadvisory agreement with Westwood under which Westwood provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board of Directors and IMCO.

              Westwood is located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201 and has been in the investment management business since 1983. As of September 30, 2002, Westwood had approximately $3.8 billion in assets under management.

              Westwood is compensated by IMCO out of the amounts we receive from the Fund.

              PORTFOLIO MANAGER

              Susan M. Byrne, chairman and chief investment officer of Westwood since 1983, has 32 years of experience and is responsible for the day-to-day management of the assets of this Fund.

              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of
              Directors, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.


USAA Value Fund - 12

--------------------------------------------------------------------------------

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us,

                                                                 13 - Prospectus

USAA VALUE FUND
--------------------------------------------------------------------------------

              you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

USAA Value Fund - 14

--------------------------------------------------------------------------------

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instruments, these instruments must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

              |_| $3,000 [$2000 for IRAs].  Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

              ADDITIONAL PURCHASES

              |_| $50 minimum per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

              |_| You can use your personal  computer to perform  certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account within an existing registration, exchange to another Fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

              MAIL

              |_| To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                                                                   15 Prospectus

USAA VALUE FUND
--------------------------------------------------------------------------------

              |_| To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your account,  call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you would  like to  open  a  new account  or  exchange  to
                   another  Fund  in  the   USAA  family  of  funds,   call  for
                   instructions.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another Fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

USAA Value Fund - 16

--------------------------------------------------------------------------------

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

                                                                 17 - Prospectus

USAA VALUE FUND
--------------------------------------------------------------------------------

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_|Access USAA.COM.

                |_|Send your written  instructions  to:

                            USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, TX 78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|Send a signed fax to  1-800-292-8177,  or send a telegram  to
                   USAA Shareholder Account Services.

                |_|Call toll free  1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_|Call toll free  1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

USAA Value Fund - 18

--------------------------------------------------------------------------------

              USAA BROKERAGE SERVICES

                |_|Call toll free  1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_| reject purchase or exchange orders when in the best interest of the Fund


                |_| limit or discontinue the offering of shares of the Fund without notice to the shareholders

                |_| calculate the NAV per share on a business day that the NYSE is closed

                |_| impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                                                                 19 - Prospectus

USAA VALUE FUND
--------------------------------------------------------------------------------

                |_| require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_| redeem an account with less than ten shares, with certain limitations

EXCHANGES
              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 18.

USAA Value Fund - 20

--------------------------------------------------------------------------------

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

    --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.
                                                                 21 - Prospectus

USAA VALUE FUND
--------------------------------------------------------------------------------

              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of
              Directors, will use all relevant, available information to determine a fair value for the affected portfolios.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distri-

USAA Value Fund - 22

--------------------------------------------------------------------------------

              butions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

    --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FROM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from a Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

                                                                 23 - Prospectus

USAA VALUE FUND
--------------------------------------------------------------------------------

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net capital gains (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_|   underreports dividend or interest income or

                |_| fails to certify that he or she is not subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

USAA Value Fund - 24

--------------------------------------------------------------------------------

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              For your convenience, log on to USAA.COM and sign up to receive your statements, confirms, financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              This information has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                                                 25 - Prospectus

USAA VALUE FUND
--------------------------------------------------------------------------------

                                                    Period Ended
                                                    July 31, 2002*
                                                  -----------------
Net asset value at beginning of period               $     10.00
                                                  ------------------

Income (loss) from investment operations:
   Net investment income                                     .02 a
   Net realized and
   unrealized loss                                          (.36)
                                                  ------------------
Total from investment operations                            (.34)

Less distributions:
   From net investment income                               (.01)
   From realized capital gains                              (.02)
                                                  ------------------
Total distributions                                         (.03)
Net asset value at end of period                     $      9.63
                                                  ==================
Total return (%)**                                         (3.40)

Net assets at end of period (000)                    $    63,883

Ratio of expenses to
   average net assets (%)***                                1.15 b,c

Ratio of expenses to average net assets
   excluding reimbursements (%)***                          1.48 b,c

Ratio of net investment income
   to average net assets (%)***                              .20

Portfolio turnover (%)                                    162.94

*   Fund commenced operations on August 3, 2001.

** Assumes reinvestment of all dividend income and realized capital gain distributions during the period. Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.

*** For the year ended July 31, 2002, average net assets were $44,896,000.

(a) Calculated based on average shares of 4,347,000.

(b) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.


USAA Value Fund - 26

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN POLICIES OF THE VALUE FUND AND TYPES OF SECURITIES IN WHICH ITS ASSET MAY BE INVESTED:

              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              CONVERTIBLE SECURITIES

              The Fund's assets may be invested in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

              FORWARD CURRENCY CONTRACTS

              The Fund may hold securities denominated in foreign currencies. As a result, the value of these securities will be affected by changes in the exchange rate between the dollar and the foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract is an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. The Fund only enters into forward currency contracts when it enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.

                                                                 27 - Prospectus

--------------------------------------------------------------------------------

              FUTURES AND OPTIONS

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the statement of additional information.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures contracts, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts.

              GLOBAL DEPOSITARY RECEIPTS (GDRS)

              The Fund's assets may be invested in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              LENDING OF SECURITIES

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair

USAA Value Fund - 28

--------------------------------------------------------------------------------

              value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).

              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 29 - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------

              PERFORMANCE INFORMATION FOR WESTWOOD

              The Fund retained a subadviser, Westwood, to manage the Fund's assets. To assist prospective shareholders in making an informed decision and to further inform existing shareholders, this Appendix provides performance information regarding a composite of all advisory accounts managed by Westwood that have substantially similar investment objectives, policies, and strategies as the Fund (Account Composite Performance). Westwood supplied the Account Composite Performance from records which it maintains.

              IMCO requires Westwood to present to IMCO the performance of all substantially similar managed accounts and mutual funds to help ensure that Westwood is showing performance of all its managed accounts and mutual funds, not just its best performing accounts. Westwood has represented to IMCO that the Account Composite Performance and associated disclosure are complete and accurate.

              The Account Composite Performance is supplied by Westwood to IMCO on a net of fee basis. Actual fees incurred by the Fund will be different and will vary depending on, among other things, the applicable fee schedule, and fund size. In addition, the performance of an appropriate unmanaged benchmark index, not adjusted for any fees or expenses, is provided.

              Finally,   please  note  the  following  cautionary  guideline  in
              reviewing this Appendix:

              THE ACCOUNT COMPOSITE PERFORMANCE IS NOT THE FUND'S OWN HISTORICAL PERFORMANCE AND IS NOT NECESSARILY AN INDICATION OF THE FUND'S FUTURE PERFORMANCE. The Fund's performance in the future will be different from Westwood's performance in advising substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the funds and advisory accounts, different fees, expenses, performance calculation methods, portfolio size, and composition. This is particularly true for the Account Composite Performance because

USAA Value Fund - 30

                                   APPENDIX B
--------------------------------------------------------------------------------

              these accounts may not be subject to certain investment limitations, diversification requirements, and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of these accounts.

              PERFORMANCE COMPARISON 1

[BAR CHART]
================================================================================

              1 YEAR      3 YEARS     5 YEARS      10 YEARS     FOR THE PERIOD
              ENDED        ENDED       ENDED         ENDED      ENDED 9/30/2002
           9/30/2002   9/30/2002 2  9/30/2002 2   9/30/2002 2   SINCE INCEPTION
                                                                OF THE VALUE
                                                                FUND (8/3/2001)2
WESTWOOD'S
FULLY INVESTED
COMPOSITE 3     -12.09%       -3.70%      2.82%        14.12%         -21.31%

VALUE FUND 4     -3.96%         N/A         N/A           N/A         -10.45%

RUSSELL 3000
VALUE INDEX 5   -15.89%       -5.41%      0.30%        10.48%         -21.83%+

================================================================================

                                                                 31 - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------

1 The Value Fund's inception date is August 3, 2001. As a result, the Fund has no performance information dating back for the 3-, 5-, and 10-year period ended September 30, 2002.

2  Annualized

3  At  September  30,  2002,  total composite  assets were  approximately  $2.3 billion.

4 Prior to June 28, 2002, the USAA Value Fund was managed solely by IMCO investment professionals.

5 The RUSSELL 3000 VALUE INDEX measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

+ The Russell 3000 Value Index performance is calculated with a commencement date of July 31, 2001, while the Fund's inception date is August 3, 2001. There may be a slight variation in the comparative performance numbers due to this difference.

USAA Value Fund - 32

                                     NOTES

                                                                 33 - Prospectus

                                     NOTES

USAA Value Fund - 34

                                     NOTES

                                                                 35 - Prospectus

VALUE FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Value Fund - 36

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.

                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS

               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)

                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)

               INTERNET ACCESS      USAA.COM


                                                                       [GRAPHIC]
  Investment Company Act File No. 811-2429                              Recycled
                                                                           Paper

                                     Part B

                   Statement of Additional Information for the
           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
              Income Stock Fund, Income Fund, Short-Term Bond Fund,
     Money Market Fund, Science & Technology Fund, First Start Growth Fund,
           Intermediate-Term Bond Fund, High-Yield Opportunities Fund,
            Small Cap Stock Fund, Capital Growth Fund, and Value Fund

                               is included herein

                  Not included in this Post-Effective Amendment
               is the Statement of Additional Information for the
                 S&P 500 Index Fund, Extended Market Index Fund,
               Nasdaq-100 Index Fund, and Global Titans Index Fund

[USAA         USAA                                        STATEMENT OF
EAGLE         MUTUAL                                      ADDITIONAL INFORMATION
LOGO          FUND, INC.                                  DECEMBER 1, 2002

--------------------------------------------------------------------------------

                             USAA MUTUAL FUND, INC.

USAA MUTUAL FUND, INC. (the Company) is a registered investment company offering shares of eighteen no-load mutual funds, fourteen of which are described in this statement of additional information (SAI): the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Stock Fund, Income Fund, Short-Term Bond Fund, Money Market Fund, Science & Technology Fund, First Start Growth Fund, Intermediate-Term Bond Fund, High-Yield Opportunities Fund, Small Cap Stock Fund, Capital Growth Fund, and Value Fund (collectively, the Funds). Each Fund is classified as diversified.

You may obtain a free copy of a prospectus dated December 1, 2002, for any Fund by writing to USAA Mutual Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in each Fund's prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds and should be read in conjunction with each Fund's prospectus.

The financial statements of the Funds and the Independent Auditors' Report thereon for the fiscal year ended July 31, 2002, are included in the accompanying annual report to shareholders of that date and are incorporated herein by reference.

-------------------------------------------------------------------------------
                                TABLE OF CONTENTS

        PAGE
           2   Valuation of Securities
           3   Conditions of Purchase and Redemption
           3   Additional Information Regarding Redemption of Shares
           4   Investment Plans
           5   Investment Policies
          15   Investment Restrictions
          17   Portfolio Transactions
          20   Description of Shares
          21   Tax Considerations
          21   Directors and Officers of the Company
          28   The Company's Manager
          34   General Information
          34   Calculation of Performance Data
          40   Appendix A - Long-Term and Short-Term Debt Ratings
          43   Appendix B - Comparison of Portfolio Performance
          46   Appendix C - Dollar-Cost Averaging
          47   Appendix D - USAA Family of No-Load Mutual Funds

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

     The value of the securities of the Aggressive Growth, Growth, Growth & Income, Income Stock, Income, Short-Term Bond, Science & Technology, First Start Growth, Intermediate-Term Bond, High-Yield Opportunities, Small Cap Stock, Capital Growth, and Value Funds is determined by one or more of the following methods:

(1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time a Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

(2) Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices at the time trading closes on the NYSE.

(3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

(4) Other debt securities may be valued each business day by a pricing service (the Service) approved by the Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

(5) Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager and, if applicable, in consultation with the investment subadviser(s) for a Fund (Subadviser(s)), under valuation procedures approved by the Board of Directors.

     Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund's NAV may not take place at the same time the prices of certain securities held by a Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day a Fund's NAV is calculated will not be reflected in a Fund's NAV. However, the Manager and, if applicable, the Subadvisers will monitor for events that would materially affect a Fund's NAV. If the Manager determines that a particular event would materially affect a Fund's NAV, then the Manager, under valuation procedures approved by the Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

     The value of the Money Market Fund's securities is stated at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

     The valuation of the Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

     The Board of Directors has established procedures designed to stabilize the Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV, calculated by using available market quotations, deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations.

                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Directors may cause the redemption of an account with a balance of less than ten shares of the Aggressive Growth, Growth, Growth & Income, Income Stock, Income, Short-Term Bond, Science & Technology, First Start Growth, High-Yield Opportunities, Intermediate-Term Bond, Small Cap Stock, Capital Growth, or Value Funds and less than 500 shares of the Money Market Fund provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time the account was established, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its net asset value is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

REDEMPTION BY CHECK

Shareholders in the Short-Term Bond Fund or Money Market Fund may request that checks be issued for their accounts. CHECKS MUST BE WRITTEN IN AMOUNTS OF AT LEAST $250.

     Checks issued to shareholders of either Fund will be sent only to the person whose name the account is registered. The checks must be signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owner(s) will be required on the check, according to the election made on the signature card. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. A check drawn on an account in the Short-Term Bond Fund may be returned for insufficient funds if the NAV per share of that Fund declines over the time between the date the check was written and the date it was presented for payment. Because the value of the account in either the Short-Term Bond Fund or Money Market Fund changes as dividends are accrued on a daily basis, checks may not be used to close an account.

     The checkwriting privilege is subject to the customary rules and regulations of State Street Bank and Trust Company (State Street Bank or the Custodian) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

     The Company reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $25 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

     The Company, the Transfer Agent, and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

Automatic Purchase of Shares

INVESTART(R) - A no initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make monthly additions of at least $50 through electronic funds transfer from a checking or savings account. For the First Start Growth, Income, and Money Market Funds the minimum initial investment is $20.

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one Fund be used to purchase shares automatically in another fund.

     Participation in these automatic purchase plans will permit you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a net asset value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at their bank or other financial institution. You may also elect to have checks mailed to a designated address.

     This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

TAX-DEFERRED RETIREMENT PLANS

Federal taxes on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make investments in one or any combination of the portfolios described in the prospectus of each Fund of USAA Mutual Fund, Inc. and USAA Investment Trust (not available in the Growth and Tax Strategy Fund).

     Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Road, San Antonio, TX 78288. USAA Federal Savings Bank serves as Custodian for these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

     An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

     Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. You may obtain detailed information about the plans from the Manager.

                               INVESTMENT POLICIES

The sections captioned WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY? and FUND INVESTMENTS in each Fund's prospectus describe the investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective. Each Fund's objective(s) cannot be changed without shareholder approval, except for the High-Yield Opportunities, Intermediate-Term Bond, Small Cap Stock, Capital Growth, and Value Funds. The investment objective(s) for these Funds is not a fundamental policy and may be changed upon notice to, but without the approval of, the Funds' shareholders. If there is a change in the investment objective of the High-Yield Opportunities, Intermediate-Term Bond, Small Cap Stock, Capital Growth, or Value Fund, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of then-current needs. The following is provided as additional information.

TAX-EXEMPT SECURITIES

These securities include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest; revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power; and certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds for privately operated facilities, provided that the interest paid on such securities qualifies as exempt from federal income taxes.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

Each Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act of 1933 (1933
Act). Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

     Each Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

MUNICIPAL LEASE OBLIGATIONS

The Income, Short-Term Bond, Money Market, Intermediate-Term Bond, and High-Yield Opportunities Funds may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager or the applicable Subadviser will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

LIQUIDITY DETERMINATIONS

The Board of Directors has established guidelines pursuant to which Municipal Lease Obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days (Restricted Put Bonds) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund's investments in illiquid securities. In determining the liquidity of Municipal Lease Obligations, Section 4(2) Commercial Paper, and Rule 144A Securities, the Manager or the applicable Subadviser will consider the following factors, among others, established by the Board of Directors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager or the applicable Subadviser in determining the liquidity of a Municipal Lease Obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager or the applicable Subadviser may determine to be relevant to such determination. In determining the liquidity of Restricted Put Bonds, the Manager or the applicable Subadviser will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Restricted Put Bond. In evaluating the credit quality of the Put Provider, the Manager or the applicable Subadviser will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Restricted Put Bond based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

     Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board of Directors.

CALCULATION OF PORTFOLIO WEIGHTED AVERAGE MATURITY

Weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

     With respect to obligations held by the Funds, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, some asset-backed securities, and securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. For mortgage-backed and some asset-backed securities, this average time is calculated by assuming a constant prepayment rate (CPR) for the life of the mortgages or assets backing the security. The CPR for a security can vary depending upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security. The weighted average lives of these securities will be shorter than their stated final maturities. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager or the applicable Subadviser, will result in the instrument being valued in the market as though it has the earlier maturity.

     The Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

LENDING OF SECURITIES

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Company's Board of Directors and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Company equal at all times to at least 100% of the value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

     No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Fund may terminate a loan at any time.

FOREIGN SECURITIES

The Aggressive Growth, Growth, Growth & Income, Income Stock, Science & Technology, First Start Growth, High-Yield Opportunities, Small Cap Stock, Capital Growth, and Value Funds may invest up to 20% of their assets in foreign securities purchased in either foreign or U.S. markets, including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets. Investing in foreign securities poses unique risks: currency-exchange-rate fluctuations; foreign-market illiquidity; increased-price volatility; exchange-control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political instability; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

FORWARD CURRENCY CONTRACTS

The Aggressive Growth, Growth, Growth & Income, Income Stock, Science & Technology, First Start Growth, High-Yield Opportunities, Small Cap Stock, Capital Growth, and Value Funds may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

     Each Fund may enter into forward currency contracts under two circumstances. First, when each Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security until settlement. By entering into such a contract, each Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of each Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. Each Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

     The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager or the applicable Subadviser believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of each Fund to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for each Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency each Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency each Fund is obligated to deliver. Each Fund is not required to enter into such transactions and will not do so unless deemed appropriate by the Manager or the applicable Subadviser.

     Although each Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and you should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to each Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

ILLIQUID SECURITIES

Each Fund may invest up to 15% (except Money Market Fund may only invest up to 10%) of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

ADJUSTABLE-RATE SECURITIES

The Money Market Fund may invest in adjustable-rate securities. The interest rate on an adjustable-rate security fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). The yields on these securities are reset on a periodic basis (for example, daily, weekly, or quarterly) or upon a change in the benchmark interest rate. The yields are closely correlated to changes in money market interest rates. A Fund will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.

VARIABLE RATE SECURITIES

The  Income,   Short-Term  Bond,  Money  Market,   Intermediate-Term  Bond,  and
High-Yield Opportunities Funds may invest their assets in variable rate securities. Variable rate securities bear interest at rates that are adjusted periodically to market rates.

     These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held. Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, the market value of the variable rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES

Each Fund may invest in debt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

     Debt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund's portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Company's payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS (REITS)

Because the Aggressive Growth, Growth, Growth & Income, Income, Income Stock, Science & Technology, First Start Growth, High-Yield Opportunities, Small Cap Stock, Capital Growth, and Value Funds may invest their assets in equity securities of REITs, these Funds may also be subject to certain risks associated with direct investments in REITs. In addition, the Short-Term Bond, Income, High-Yield Opportunities, and Intermediate-Term Bond Funds may invest their assets in the debt securities of REITs and, therefore, may be subject to certain other risks, such as credit risk, associated with investment in the debt securities of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

PREFERRED STOCKS

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the High-Yield Opportunities Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

CONVERTIBLE SECURITIES

Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

     The convertible securities in which the Funds will invest (except the Income, Short-Term Bond, and Intermediate-Term Bond Funds) may be rated below investment grade as determined by Moody's Investors Service (Moody's) or Standard & Poor's Ratings Group (S&P), or unrated but judged by the Manager or the applicable Subadviser to be of comparable quality (commonly called junk bonds). For a more complete description of debt ratings, see APPENDIX A. Such securities are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer's creditworthiness. As a result, their market prices tend to fluctuate more than higher-quality securities. During periods of general economic downturns or rising interest rates, issuers of such securities may experience financial difficulties, which could affect their ability to make timely interest and principal payments. The Fund's ability to timely and accurately value and dispose of lower-quality securities may also be affected by the absence or periodic discontinuance of liquid trading markets.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements which are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

MORTGAGE DOLLAR ROLLS

The Income, Short-Term Bond, Intermediate-Term Bond, and High-Yield Opportunities Funds may enter into mortgage dollar rolls. In these transactions, a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Fund enters into a mortgage dollar roll, it designates on its books and records cash or liquid securities to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by a Fund. The mortgage dollar rolls entered into by a Fund may be used as arbitrage transactions in which the Funds will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll. Because a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage.

MORTGAGE-BACKED SECURITIES

The Intermediate-Term Bond, Short-Term Bond, High-Yield Opportunities, and Income Fund's assets may be invested in mortgage-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

     Mortgage-backed securities also include collateralized mortgage obligations
(CMOs), commercial mortgage-backed securities, and mortgage dollar rolls. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities.

     The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

     The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

ASSET-BACKED SECURITIES

The Income, Money Market, Short-Term Bond, Intermediate-Term Bond, and High-Yield Opportunities Funds may invest in asset-backed securities (ABS). Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. With respect to the Income, Short-Term Bond, Intermediate-Term Bond, and High-Yield Opportunities Funds, such pass-through certificates may include equipment trust certificates (ETC) secured by specific equipment, such as airplanes and railroad cars. ETC securities may also be enhanced by letters of credit. An ABS may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

     On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any.

     The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

The Income, Short-Term Bond, and Intermediate-Term Bond Funds may enter in treasury inflation-protected securities, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

OTHER INVESTMENT COMPANIES

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 net asset value per share, I.E., "money market" funds. In addition, each Fund (except the Treasury Money Market Trust) may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Funds may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act.

DERIVATIVES

Each Fund (other than the Money Market Fund) may buy and sell certain types of derivatives, such as futures contracts, options on currencies, securities and securities indexes, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager or the applicable Subadviser to aid in achieving the Fund's investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as futures contracts, options on currencies, securities and securities indexes, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). A Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager or the applicable Subadviser anticipates unusually high or low market volatility.

     The Manager or the applicable Subadviser may enter into derivative positions for a Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to equitize the cash or cash equivalent portion of a Fund's portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

HYBRID INSTRUMENTS

The High-yield Opportunities Fund may invest in hybrid instruments (a type of potentially high-risk derivative), which can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the High-Yield Opportunities Fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund.

FUTURES CONTRACTS

Each Fund (other than the Money Market Fund) may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Company's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance or variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

COVER

Transactions using derivative instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid securities in the prescribed amount as determined daily.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

Each Fund (other than the Aggressive Growth Fund, the Growth Fund, the Income Fund and the Money Market Fund) may purchase and sell options on securities or securities indexes to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can be used to establish either a long or a short position, depending upon whether a Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

     Purchased options have limited risk equal to the amount of the premium paid for the option. Such options afford the opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

     The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

     The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

     Among the options that a Fund may purchase or sell are options on a securities index. In general, options on an index of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, a Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

OPTIONS ON FUTURES CONTRACTS

Each Fund (other than the Money Market Fund) may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY

As noted above, a Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. A Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options.

     Non-hedging strategies typically involve special risks. The profitability of each Fund's non-hedging strategies will depend on the ability of the Manager or the applicable Subadviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% of the percentage of a Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

SWAP ARRANGEMENTS

Each Fund (other than the Money Market Fund) may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

     Each Fund (other than the Money Market Fund) may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by a Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund's obligations. Collateral is treated as illiquid.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of each Fund's portfolio. However, each Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging;

positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager or the applicable Subadviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager or the applicable Subadviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

ZERO COUPON BONDS

A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, the Fund records as income the daily amortization of the purchase discount.

TEMPORARY DEFENSIVE POLICY

Each Fund may on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in investment-grade short-term debt instruments. Such securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper and other corporate debt obligations.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for and are applicable to each Fund as indicated. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or
(2) more than 50% of the Fund's outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of any other Fund.

     Each of the Aggressive Growth, Growth, Income, and Money Market Funds may not:

 (1) Purchase or retain securities of any issuer if any officer or Director of the Company or its Manager own individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer.

 (2) Purchase from or sell to any officer or Director of the Company or its Manager any securities other than shares of the capital stock of the Funds.

 (3) Underwrite securities of other issuers, except that the Company may be deemed to be a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (4) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (5)   Invest in companies for the purpose of exercising control or management.

 (6) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (7) Invest in warrants more than 2% of the value of its assets, taken at the lower of cost or market value. Warrants initially attached to securities and acquired by the Fund upon original issuance thereof shall be deemed to be without value.

 (8) Mortgage, pledge, or hypothecate any of its assets. A security covered by a call is not considered pledged.

 (9) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry. Banks are not considered a single industry for purposes of this policy (solely with respect to the Money Market Fund), nor shall this limitation apply to securities issued or guaranteed by the U.S. government or its corporate instrumentalities.

 (10) Invest more than 5% of the value of its total assets in any closed-end investment company and will not hold more than 3% of the outstanding voting stock of any closed-end investment company.

 (11)  Purchase  or sell  commodities,  except  that  each  Fund may  invest  in
       financial  futures   contracts,   options  thereon,   and  other  similar
       instruments.

 (12) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

 (13) Engage in margin transactions or arbitrage or short sales, or in put, call, straddle, or spread activities.

 (14) Allow its Manager or officers or Directors of itself or its Manager to take long or short positions in shares of a Fund, except that such persons may purchase shares for their own account for investment purposes only at the price available to the public at the moment of such purchase.

 (15) Change the nature of its business so as to cease to be an investment company.

 (16)  Issue senior securities, except as permitted under the 1940 Act.

     In addition, with respect to the Money Market Fund's exclusion of investment in banks for purposes of industry concentration limits contained in investment restriction 9, certificates of deposit, time deposits, banker's acceptances, and other similar money market instruments issued by domestic banks may be excluded from the industry concentration limits set forth in that restriction.

     Each of the Growth & Income, Income Stock, and Short-Term Bond Funds may not:

 (1) Underwrite securities of other issuers, except that the Company may be deemed to be a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (2) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (3) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (4) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry. This limitation shall not apply to securities issued or guaranteed by the U.S. government or its corporate instrumentalities.

 (5)   Purchase  or sell  commodities,  except  that  each  Fund may  invest  in
       financial  futures   contracts,   options  thereon,   and  other  similar
       instruments.

 (6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

 (7) Change the nature of its business so as to cease to be an investment company.

 (8)   Issue senior securities, except as permitted under the 1940 Act.

     Each of the Science & Technology, First Start Growth, Intermediate-Term Bond, High-Yield Opportunities, Small Cap Stock, Capital Growth, and Value Funds may not:

 (1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (2) Invest 25% or more of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.

 (3)   Issue senior securities, except as permitted under the 1940 Act.

 (4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (5) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (6) Purchase or sell commodities, except that each Fund may invest in financial futures contracts, options thereon, and similar instruments.

 (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

     With respect to each Fund's concentration policies as described, the Manager and Subadvisers, where applicable, use various recognized industry classifications services including, but not limited to industry classifications established by Standard & Poor's Corporation, Bloomberg L.P. and Frank Russell Company, with certain modifications. The Manager and Subadvisers also may include additional industries as separate classifications, to the extent applicable. Because the

Manager has determined that certain categories within, or in addition to, those set forth by Standard & Poor's have unique investment characteristics, additional industries are included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

     The High-Yield Opportunities Fund, Income Stock Fund, Intermediate-Term Bond Fund, Science & Technology Fund, Short-Term Bond Fund, and Small Cap Stock Fund each have a policy regarding how 80% of its assets will be invested. Each such policy may be changed only upon 60 days' written notice to the applicable Fund's shareholders.

                             PORTFOLIO TRANSACTIONS

The Manager or the applicable Subadviser, subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Company's policy to seek the best overall terms available. The Manager or the applicable Subadviser shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager or the applicable Subadviser, better prices and execution are available elsewhere.

     The Funds will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, an affiliated discount brokerage service of the Manager and through affiliated brokers of the Subadvisers. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services or any broker affiliated directly or indirectly with the Funds, the Manager, or the applicable Subadvisers are reasonable and fair. The Company's Board of Directors has authorized the Manager or the applicable Subadviser for a Fund to effect portfolio transactions for the Fund on any exchange of which the Manager or such Subadviser (or any entity or person associated with the Manager or the Subadviser) is a member and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     The directors of each Fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of IMCO and/or a Subadviser participates. These procedures prohibit the Funds from directly or indirectly benefiting an affiliate of IMCO and/or a Subadviser in connection with such underwritings. In addition, for underwritings where an IMCO and/or Subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase in the underwritings.

     In the allocation of brokerage business, preference may be given to those broker-dealers who provide research or other services to the Manager or the applicable Subadviser as long as there is no sacrifice in obtaining the best overall terms available. Such research and other services may include, for example: advice concerning the value of securities; the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. In return for such services, a Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that the Manager or the applicable Subadviser determines in good faith that such commission is reasonable in terms of either that particular transaction or of the overall responsibility of the Manager or the applicable Subadviser to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager or the applicable Subadviser in rendering investment management services to other clients (including affiliates of the Manager); and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager or the applicable Subadviser in carrying out its obligations to the Company. While such research is available to and may be used by the Manager or the applicable Subadviser in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager or the applicable Subadviser for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager or the applicable Subadviser, and the expenses of the Manager or the applicable Subadviser will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

     To the extent permitted by applicable law, and in all instances subject to the Funds' policies regarding best execution, the Manager or subadvisers may allocate brokerage transactions to broker-dealers that have entered into arrangments in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of that Fund's expenses.

     Securities of the same issuer may be purchased, held, or sold at the same time by the Company for any or all of its Funds or other accounts or companies for which the Manager or the applicable Subadviser acts as the investment adviser (including affiliates of the Manager or the applicable Subadvisers). On occasions when the Manager or the applicable Subadviser deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager or the applicable Subadviser's other clients, the Manager or the applicable Subadviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager or the applicable Subadviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

     The Company pays no brokerage commissions as such for debt securities. The market for such securities is typically a "dealer" market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer's mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

     During the fiscal year ended July 31, 2002, the Funds purchased securities of the following regular broker-dealers (the ten largest broker-dealers through whom the Funds purchased securities) or the parents of regular broker-dealers.

                                                  VALUE OF SECURITIES
         REGULAR BROKER-DEALER                    AS OF JULY 31, 2002

     Salmon-Smith Barney
         Growth                                         $  3,689,000
         Income Stock                                   $ 33,939,000
     Merrill Lynch, Pierce, Fenner & Smith, Inc.
         Growth                                         $  2,356,000
         Growth & Income                                $  8,634,000
     General Electric Capital Corp.
         Growth Fund                                    $ 27,572,000
     Lehman Bros. Holding Inc.
         Growth Fund                                    $  7,282,000
         Aggressive Growth                              $ 21,194,000
         First Start Growth                             $  3,705,000
     Morgan Stanley & Company
         Income Stock                                   $ 17,241,000
     J.P. Morgan Chase & Co.
         Income Stock                                   $  6,776,000
     Citigroup
         Income Stock                                   $ 14,254,000
         Value                                          $    590,000
     Bank One Corp.
         Income Stock                                   $ 15,451,000

BROKERAGE COMMISSIONS

During the last three fiscal years ended July 31, the Funds paid the following brokerage fees:

 FUND                            2000             2001             2002

 Aggressive Growth          $    248,423     $    302,173     $   4,147,594*
 Growth                     $  3,086,121     $  1,565,454     $   2,279,857*
 Growth & Income            $    629,977     $    574,117     $   2,172,968*
 Income Stock               $  1,261,046     $    877,793     $   6,680,552*

 Income                     $     11,500     $        160               --
 Science & Technology       $    331,755     $    352,968     $   1,605,306*
 First Start Growth         $    206,720     $    182,167     $     530,303*
 High-Yield Opportunities   $      2,800     $     10,738     $       3,000
 Small Cap Stock            $     47,090     $    130,222     $     538,188*
 Capital Growth                      n/a     $      6,791     $     178,527*
 Value                               n/a              n/a     $     392,979*


       * THE CHANGE OF INVESTMENT MANAGEMENT RESULTED IN A REPOSITIONING OF THE PORTFOLIO. THE REPOSITIONING LED TO AN INCREASE IN BROKERAGE FEES.

     During the last three fiscal years ended July 31, the Funds paid the following brokerage fees to USAA Brokerage Services, an affiliated discount brokerage service of the Manager:

 FUND                           2000      2001       2002    2002 Percentage

 Growth                    $   20,706      n/a        n/a          n/a
 Growth & Income           $    4,397      n/a        n/a          n/a
 Science & Technology      $    9,990      n/a      $ 3,491       0.22%
 First Start Growth        $    8,910      n/a        n/a          n/a
 Small Cap Stock           $    2,053      n/a        n/a          n/a

     Marsico Capital Management, LLC, a subadviser of the Aggressive Growth Fund, Growth Fund, and First Start Growth Fund, executes some Fund portfolio transactions through its brokerage affiliate, Banc of America Securities. For the period of June 28, 2002 (inception of Subadviser portfolio manager) through July 31, 2002, the Funds paid the following in brokerage commissions for such transactions:

                                                     2002 PERCENTAGE*

         Aggressive Growth             $    108,729      2.62%
         Growth                        $     46,622      2.04%
         First Start Growth            $     18,759      4.54%

     * Reflects percentage of the total brokerage commissions paid for August 1, 2001 through July 31, 2002.

     The Manager or the applicable Subadviser directed a portion of the Fund's brokerage transactions to certain broker-dealers that provided the Manager or the applicable Subadviser with research, analysis, advice, and similar services. For the fiscal year ended July 31, 2002, such transactions and related brokerage commissions or underwriting commissions amounted to the following:

                                                       BROKERAGE/UNDERWRITING
        FUND                   TRANSACTION AMOUNT          COMMISSIONS

    Aggressive Growth          $     240,461,923          $     395,653
    Growth                     $     199,704,799          $     247,739
    Growth & Income            $      96,472,296          $     385,405
    Income Stock               $     377,035,577          $     578,190
    Income                     $       5,609,543          $       6,877
    Short-Term Bond            $         500,000          $       1,500
    Science & Technology       $     173,980,566          $     334,498
    First Start Growth         $     102,596,069          $     146,456
    Intermediate-Term Bond     $         248,538          $         825
    Small Cap Stock            $      29,066,151          $      52,340
    Capital Growth             $      11,946,626          $      19,646
    Value                      $      49,540,774          $     105,789

PORTFOLIO TURNOVER RATES

The rate of portfolio turnover will not be a limiting factor when the Manager or the applicable Subadviser deems changes in the Aggressive Growth, Growth, Growth & Income, Income Stock, Income, Short-Term Bond, Science & Technology, First Start Growth, Intermediate-Term Bond, High-Yield Opportunities, Small Cap Stock, Capital Growth, and Value Funds' portfolios appropriate in view of each Fund's investment objective(s). Although no Fund will purchase or sell securities solely to achieve short-term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective(s). A higher degree of portfolio activity will increase brokerage costs to a Fund and may result in a Fund realizing more taxable gains.

     The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper, short-term U.S. government securities, and variable rate securities
(those securities with put date intervals of less than one year) are not considered when computing the turnover rate.

     For the last two fiscal years ended July 31, the Funds' portfolio turnover rates were as follows:

       FUND                                   2001              2002

       Aggressive Growth                      23.06%           169.84%*
       Growth                                101.08%           114.41%*
       Growth & Income                        28.95%            73.52%*
       Income Stock                           17.65%            93.98%*
       Income                                 43.39%            59.61%
       Short-Term Bond                        31.80%            87.55%**
       Science & Technology                   57.45%           107.55% *
       First Start Growth                     59.27%           158.95%*
       Intermediate-Term Bond                 24.42%            62.62%**
       High-Yield Opportunities              104.20%            96.63%
       Small Cap Stock                       145.32%           200.14%*
       Capital Growth                          8.49%           188.09%*
       Value                                     n/a           162.94%*

       * THE CHANGE OF INVESTMENT MANAGEMENT RESULTED IN A REPOSITIONING OF THE PORTFOLIO. THE REPOSITIONING LED TO AN INCREASE IN TRADING AND PORTFOLIO TURNOVER.

      ** AN INCREASE IN REDEMPTIONS LED TO AN INCREASE IN TRADING AND PORTFOLIO TURNOVER.

                              DESCRIPTION OF SHARES

The Funds are a series of the Company and are diversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. There are eighteen mutual funds in the Company, fourteen of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new Funds in addition to those already existing without shareholder approval. The Growth, Income, and Money Market Funds were established in the Fall of 1980 and commenced public offering of their shares on February 2, 1981. The Aggressive Growth Fund was established by the Board of Directors on July 8, 1981, and commenced public offering of its shares on October 19, 1981. The Income Stock Fund was established by the Board of Directors on January 23, 1987, and commenced public offering of its shares on May 4, 1987. The Growth & Income and Short-Term Bond Funds were established by the Board of Directors on March 23, 1993, and commenced public offering of their shares on June 1, 1993. The Science & Technology and First Start Growth Funds were established by the Board of Directors on May 9, 1997, and commenced public offering of their shares on August 4, 1997. The Intermediate-Term Bond, High-Yield Opportunities, and Small Cap Stock Funds were established by the Board of Directors on May 6, 1999, and commenced public offering of their shares on August 2, 1999. The Capital Growth Fund was established by the Board of Directors on July 19, 2000, and commenced public offering of its shares on October 27, 2000. The Value Fund was established by the Board of Directors on April 26, 2001, and commenced public offering of its shares on August 3, 2001.

     Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, each Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test) and (2) satisfy certain diversification requirements, at the close of each quarter of the Fund's taxable year.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of the excise tax.

     Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the dividend during the following January. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchanges that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

                      DIRECTORS AND OFFICERS OF THE COMPANY

The Company has six officers and a Board of Directors. These officers and Directors supervise the business and affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates. The term of office for each Director shall be fifteen
(15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each Director serves on the Board of Directors or Trustees of the USAA family of funds consisting of four registered investment companies offering 39 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

INTERESTED DIRECTORS 1

Robert G. Davis  2
Director and Chairman of the Board of Directors
Date of Birth: November 1946

President and Chief Executive Officer of United Services Automobile  Association
(USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

Christopher W. Claus  2
Director, President, and Vice Chairman of the Board of Directors
Date of Birth: December 1960

President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the officer position of Senior Vice President of the USAA Life Investment Trust, a registered investment company offering five individual funds.

NON INTERESTED DIRECTORS

Barbara B. Dreeben 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: June 1945

President, Postal Addvantage (7/92-present), which is a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Ms. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Robert L. Mason, Ph.D. 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: July 1946

Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses in the fields of technological research and development. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Michael F. Reimherr 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: August 1945

President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Laura T. Starks, Ph.D. 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: February 1950

Charles E and Sarah M Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents, Professor of
Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Richard A. Zucker 2, 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: July 1943

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS 1

Clifford A. Gladson
Vice President
Date of Birth: November 1950

Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO, (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

Stuart Wester
Vice President
Date of Birth: June 1947

Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

Mark S. Howard
Secretary
Date of Birth: October 1963

Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard also holds the officer position of Secretary for IMCO, USAA Shareholder Account Services; and Assistant Secretary of USAA Financial Planning Services, the USAA family of funds, and Assistant Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

David M. Holmes
Treasurer
Date of Birth: June 1960

Senior Vice President,  Senior  Financial  Officer,  IMCO  (6/01-present);  Vice
President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the officer position of Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

Roberto Galindo, Jr.
Assistant Treasurer
Date of Birth: November 1960

Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo holds the officer position of Assistant Treasurer for the USAA family of funds.

 1 INDICATES THOSE DIRECTORS AND OFFICERS WHO ARE EMPLOYEES OF THE MANAGER OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE 1940 ACT.
 2    MEMBER OF EXECUTIVE COMMITTEE
 3    MEMBER OF AUDIT COMMITTEE
 4    MEMBER OF PRICING AND INVESTMENT COMMITTEE
 5    MEMBER OF CORPORATE GOVERNANCE COMMITTEE

     The Board of Directors has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company that may be delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the independent auditors' reports, and undertakes certain studies and analyses as directed by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

     The Board of Directors typically conducts regular meetings six times a year to review the operations of the Funds in the USAA family of funds. A portion of these meetings is devoted to meetings of various committees of the Board of Directors, which focus on particular matters. In addition, the Board of Directors may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

     During the Funds' most recent full fiscal year ended July 31, 2002, the Board of Directors held meetings twelve times; the Executive Committee held no meetings; the Audit Committee held meetings five times; the Pricing and Investment Committee held meetings five times; and the Corporate Governance Committee held meetings nine times.

     In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individual is an executive officer of the Manager: Mark S. Rapp, Senior Vice President, Marketing. There are no family relationships among the Directors, officers, and managerial level employees of the Company.

     The following table sets forth the dollar range of total equity securities beneficially owned by the Directors of the Company Funds listed in this SAI and in all of the USAA family of funds overseen by the Directors as of the calendar year ended December 31, 2001.

                              AGGRESSIVE      GROWTH           GROWTH &
                              GROWTH FUND      FUND           INCOME FUND

INTERESTED DIRECTORS

Robert G. Davis                 None            None              None
Christopher W. Claus            None            None           $0 - $10,000

NON INTERESTED DIRECTORS

Barbara B. Dreeben              None            None              None
Robert L. Mason                 None            None      $10,000 - $50,000
Michael F. Reimherr          $0 - $10,000       None              None
Laura T. Starks                 None            None              None
Richard A. Zucker       $50,001 - $100,000      None              None


                                INCOME         INCOME         FIRST START
                               STOCK FUND       FUND          GROWTH FUND

INTERESTED DIRECTORS

Robert G. Davis                 None            None              None
Christopher W. Claus            None            None              None

NON INTERESTED DIRECTORS

Barbara B. Dreeben              None            None              None
Robert L. Mason         $10,000 - $50,000       None              None
Michael F. Reimherr     $50,001 - $100,000      None           $0 - $10,000
Laura T. Starks                 None            None              None
Richard A. Zucker               None         Over $100,000     $0 - $10,000

                                MONEY         SCIENCE &         SMALL CAP
                              MARKET FUND   TECHNOLOGY FUND     STOCK FUND

INTERESTED DIRECTORS

Robert G. Davis                 None            None              None
Christopher W. Claus            None         $0 - $10,000      $0 - $10,000

NON INTERESTED DIRECTORS

Barbara B. Dreeben              None            None              None
Robert L. Mason              $0 - $10,000       None              None
Michael F. Reimherr     $10,001 - $50,000    $0 - $10,000         None
Laura T. Starks         $50,001 - $100,000      None              None
Richard A. Zucker            $0 - $10,000   $10,001 - $50,000     None

                           INTERMEDIATE-TERM   SHORT-TERM       HIGH-YIELD
                               BOND FUND       BOND FUND   OPPORTUNITIES FUND

INTERESTED DIRECTORS

Robert G. Davis                 None            None              None
Christopher W. Claus            None         $0 - $10,000  $10,001 - $50,000

NON INTERESTED DIRECTORS

Barbara B. Dreeben          Over $100,000       None              None
Robert L. Mason                 None            None              None
Michael F. Reimherr             None            None              None
Laura T. Starks                 None            None              None
Richard A. Zucker               None            None              None

                                                              USAA FAMILY
                               CAPITAL        VALUE            OF FUNDS
                              GROWTH FUND     FUND               TOTAL
INTERESTED DIRECTORS

Robert G. Davis                 None            None              None
Christopher W. Claus            None         $0 - $10,000     Over $100,000

NON INTERESTED DIRECTORS

Barbara B. Dreeben              None            None           Over $100,000
Robert L. Mason                 None            None        $50,001-$100,000
Michael F. Reimherr             None            None           Over $100,000
Laura T. Starks                 None            None        $50,001-$100,000
Richard A. Zucker               None            None           Over $100,000

     There were no transactions or series of similar transactions relating directly or indirectly to the Non Interested Independent Directors of the Company and their immediate family members in which the amount involved exceeded $60,000 during the past two calendar years ended December 31, 2001.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended July 31, 2002.

         NAME                           AGGREGATE            TOTAL COMPENSATION
          OF                          COMPENSATION              FROM THE USAA
       DIRECTOR                     FROM THE COMPANY         FAMILY OF FUNDS (b)

  INTERESTED DIRECTORS
  Robert G. Davis                         None (a)                   None (a)
  Christopher W. Claus                    None (a)                   None (a)

  NON INTERESTED DIRECTORS
  Barbara B. Dreeben                      $10,834                    $ 43,336
  Robert L. Mason                         $10,959                    $ 43,836
  Michael F. Reimherr                     $11,334                    $ 45,336
  Laura T. Starks                         $10,959                    $ 43,836
  Richard A. Zucker                       $11,584                    $ 46,336


 (A) ROBERT G. DAVIS AND CHRISTOPHER W. CLAUS ARE AFFILIATED WITH THE COMPANY'S INVESTMENT ADVISER, IMCO, AND, ACCORDINGLY, RECEIVE NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND OF THE USAA FAMILY OF FUNDS.

 (B) AT JULY 31, 2002, THE USAA FAMILY OF FUNDS CONSISTED OF FOUR REGISTERED INVESTMENT COMPANIES OFFERING 39 INDIVIDUAL FUNDS. EACH DIRECTOR PRESENTLY SERVES AS A DIRECTOR OR TRUSTEE OF EACH INVESTMENT COMPANY IN THE USAA FAMILY OF FUNDS. THE COMPENSATION OF EACH DIRECTOR CONSISTS OF A BASE FEE AS WELL AS FEES FOR ATTENDANCE AT EACH BOARD AND COMMITTEE MEETING. THE BASE FEE IS ALLOCATED EQUALLY AMONG THE FOUR REGISTERED INVESTMENT COMPANIES IN THE USAA FAMILY OF FUNDS. THE FEES FOR ATTENDANCE AT EACH BOARD AND COMMITTEE MEETING ARE ALLOCATED EQUALLY AMONG THE 39 INDIVIDUAL FUNDS IN THE USAA FAMILY OF FUNDS, UNLESS A MEETING IS RELATED TO A SPECIFIC FUND OR FUNDS, IN WHICH CASE THE ATTENDANCE FEES ARE ALLOCATED TO SUCH FUND OR FUNDS.

     All of the above Directors are also Directors/Trustees of certain other funds in the USAA family of funds. No compensation is paid by any fund to any Director who is a director, officer, or employee of IMCO or its affiliates or of any Subadviser or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the Manager or any Subadviser. As of October 31, 2002, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

     As of October 31, 2002, USAA and its affiliates owned 1,670,992 shares (.05%) of the Money Market Fund; 12.5 shares (0%) of the Intermediate-Term Bond Fund; 14 shares (0%) of the High-Yield Opportunities Fund; 10 shares (0%) of the Small Cap Stock Fund; 10 shares (0%) of the Capital Growth Fund; 1,000,010 shares (14.52%) of the Value Fund; and no shares of the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Fund, Income Stock Fund, Short-Term Bond Fund, First Start Growth Fund, and Science & Technology Fund.

     The Company knows of no other persons who, as of October 31, 2002, held of record or owned beneficially 5% or more of any Fund's shares.

APPROVAL OF ADVISORY AGREEMENT FOR THE INCOME, SHORT-TERM BOND, MONEY MARKET, INTERMEDIATE-TERM BOND, AND HIGH-YIELD OPPORTUNITIES FUNDS

At a meeting of the Board of Directors held on April 24, 2002, the Board approved the continuation of the Company's Advisory Agreement for a one-year period ending June 30, 2003. In connection with its deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. Among others, the Board considered the following factors and information: (i) the services provided to the Company by the Manager under the Advisory Agreement; (ii) other services provided by the Manager and its affiliates under other agreements including administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Company; (iii) the personnel who provide these services; (iv) the Manager's costs of providing services and the direct and indirect benefits to the Manager from its relationship with the Company; (v) the Manager's compensation for investment advisory services as well as the Manager's profitability under the Advisory Agreement; (vi) the compensation paid to the Manager or its affiliates for other, non-advisory, services provided to the Company; (vii) the Manager's access to research services for brokers to which the Manager may have allocated Company brokerage in a "soft dollar" arrangement;
(viii) information provided by Lipper, Inc. that compared the Company's advisory fee rate, expense ratios and historical performance to those of comparable funds; (ix) voluntary fee waivers and expense reimbursements agreed to by the Manager; (x) whether the Company has experienced growth in its assets and, if so, whether the Manager has experienced economies of scale; and (xi) materials supplied by the non-interested Directors' independent counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act. Throughout their deliberations, the non-interested Directors were represented and assisted by independent counsel.

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS FOR THE AGGRESSIVE GROWTH, GROWTH, GROWTH & INCOME, INCOME STOCK, SCIENCE & TECHNOLOGY, FIRST START GROWTH, SMALL CAP STOCK, CAPITAL GROWTH, AND VALUE FUNDS

On April 24 and May 29, 2002, the Board and IMCO held preliminary discussions regarding the possibility of a proposed new management structure for each of these Funds. At these meetings, the Board and IMCO discussed, among other matters, the process for identifying and evaluating potential subadvisers for the Funds and the benefits and challenges relating to the proposed new management structure. IMCO provided the Board with information regarding its proposed process for identifying and evaluating potential subadvisers, including extensive due diligence on each subadvisory candidate and the retention of Evaluation Associates, Inc. (EAI), an independent consultant with experience in these types of investment management evaluations, to assist IMCO during this process.

     The Advisory and Subadvisory Agreements for each Fund were considered by the Board, including non-interested Directors, at a meeting of the Board held on June 26, 2002. In addition, the non-interested Directors met separately as a group on that date to consider these matters.

     As part of its deliberations during one or more of its meetings, the Board reviewed information provided by management relating to the services to be rendered by IMCO under the Advisory Agreement, the services to be rendered by each subadviser under the Subadvisory Agreements, the reasonableness of the fees that would be paid under these agreements to IMCO and by IMCO to each subadviser, and the terms of the Advisory Agreement for each Fund. The Board also reviewed materials that included (i) a listing of the qualitative and quantitative criteria employed by IMCO to identify subadviser candidates; (ii) the qualifications of EAI and the subadviser search process employed by EAI in connection with its recommendations to IMCO; (iii) detailed data regarding each proposed subadviser, including its prior investment performance relative to applicable Funds and benchmark indices, its investment performance in both up and down market cycles, its investment process, the depth of its investment personnel resources, the experience of its key investment personnel, its total assets under management, and its tenure in the advisory business; (iv) the fees to be paid by IMCO to each subadviser and the overall impact of those costs to IMCO; (v) the reasons identified by IMCO for proposing a new Lipper indices for the Aggressive Growth, Growth & Income, and Capital Growth Funds; and (vi) information regarding the benefits and challenges to IMCO associated with employing subadvisers to manage the day-to-day activities of each Fund, subject to oversight by IMCO and the Board.

     In the course of its deliberations, the Board considered, among other information, the foregoing materials, each of which was discussed during one or more of the Board's meetings. During its deliberations, the Board also considered (i) the organizational and financial implications of the proposed new arrangements to IMCO, (ii) the impact, if any, that each proposed new Lipper index may have on the total fees paid to IMCO by Aggressive Growth, Growth & Income, and Capital Growth Funds the for advisory services, (iii) the appropriateness of each new Lipper index to be used in measuring the performance adjustment for the Aggressive Growth, Growth & Income, and Capital Growth Funds given the investment styles to be employed on a going-forward basis by those Funds' subadvisers, subject to oversight by IMCO, (iv) the extent to which IMCO has been able and willing to waive fees and pay expenses of each Fund from time to time and the ability and willingness of IMCO to continue this practice in the future,
(v) the benefits and challenges to a management structure where one or more independent advisory firms would directly manage some or all of each Fund's assets subject to the portfolio oversight of IMCO, (vi) IMCO's experience supervising subadvisers, (vii) IMCO's recommendations to implement subadvisory arrangements, which included input from EAI, and (viii) the process used by IMCO, with input from EAI, to identify the specific proposed subadvisers. In addition, among other factors, the Board also considered the expertise of each subadviser, the financial strength and quality of services offered by each subadviser, the rigorous due diligence process employed by IMCO and EAI with respect to each subadviser, and the input of EAI, an independent investment management consultant. Throughout their deliberations, the non-interested Directors were represented and assisted by independent counsel.

                              THE COMPANY'S MANAGER

As described in each Funds prospectus, IMCO is the Manager and investment adviser for each Fund. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for USAA Investment Company from its inception.

     In addition to managing the Company's assets, IMCO advises and manages the investments for USAA and its affiliated companies as well as those of USAA Tax Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by IMCO were approximately $41 billion, of which approximately $25 billion were in mutual fund portfolios.

ADVISORY AGREEMENT

The Manager provides investment management and advisory services to the Income, Short-Term Bond, Money Market, Intermediate-Term Bond, and High-Yield Opportunities Funds pursuant to an Advisory Agreement, dated August 1, 2001 (Advisory Agreement). Under this agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for each of these Funds. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund.

     The Manager also provides investment management and advisory services to the Aggressive Growth, Growth, Growth & Income, Income Stock, Science & Technology, First Start Growth, Small Cap Stock, Capital Growth, and Value Funds pursuant to an Investment Advisory Agreement dated October 18, 2002 (Other Advisory Agreement). The Other Advisory Agreement authorizes the Manager to retain one or more Subadvisers for the management of all or a portion of a Fund's investment portfolio and, as described below, the Manager has entered into one or more Investment Subadvisory Agreements (Subadvisory Agreements) for each of these Funds. Under the Other Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of subadvisory agreements. In addition, the Manager manages certain portfolio assets for certain of these Funds, as described in the Prospectuses.

     For the services under these agreements, each Fund has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in its Prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Directors of the Company if such persons are also employees of the Manager or its affiliates.

     Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested (not affiliated) persons of the Manager; costs of printing and mailing the Prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement and the Other Advisory Agreement will remain in effect until July 31, 2003 and October 17, 2004, respectively, for the Funds covered by each agreement and will continue in effect from year to year thereafter for each such Fund as long as they are approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940
Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement and the Other Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. Each agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has voluntarily agreed to limit the annual expenses of the Growth Fund, High-Yield Opportunities Fund, and the Capital Growth Fund to 1.00% of each Fund's ANA, the Value Fund to 1.15% of the Fund's ANA, the First Start Growth Fund to 1.45% of the Fund's ANA, the Intermediate-Term Bond Fund to .65% of the Fund's ANA, and the Small Cap Stock Fund to 1.40% of the Fund's ANA, and will reimburse the Funds for all expenses in excess of such limitation. Any such waiver or reimbursement may be modified or terminated by the Manager at any time without prior notice to the shareholders.

     The Manager also has voluntarily agreed to limit the annual expenses of the Income Fund to .55% of the Fund's ANA, through November 30, 2003, and will reimburse the Fund for all expenses in excess of such limitation.

     In addition to any amounts otherwise payable to the Manager as an advisory fee for current services under the Advisory Agreement or Other Advisory Agreement, the Company shall be obligated to pay the Manager all amounts previously waived by the Manager with respect to the Value Fund, provided that such additional payments are made not later than three years from the Fund's inception date of August 3, 2001, and provided further that the amount of such additional payment in any year, together with all other expenses of the Value Fund, in the aggregate, would not cause the Value Fund's expense ratio in any of the three years to exceed 1.15% of the average net assets of the Value Fund, excluding the effect of any custodian fee offset arrangements.

     For the last three fiscal years ended July 31, management fees were as follows:

     FUND                       2000              2001               2002

 Aggressive Growth          $   5,822,616    $   5,479,861      $    3,504,271
 Growth                     $  13,497,972    $  11,134,302      $    7,309,191
 Growth & Income            $   6,705,641    $   6,654,527      $    6,108,206
 Income Stock               $  10,829,542    $   9,735,693      $    9,144,221
 Income                     $   3,164,580    $   3,289,556      $    3,720,809
 Short-Term Bond            $     631,655    $     797,475      $    1,060,454
 Money Market               $   7,744,657    $   8,853,333      $    8,908,588
 Science & Technology       $   3,451,959    $   3,841,412      $    2,317,886
 First Start Growth         $   1,554,077    $   1,671,190      $    1,171,631
 Intermediate-Term Bond     $     218,710    $     400,842      $      701,114
 High-Yield Opportunities   $     174,126    $     241,615      $      278,543
 Small Cap Stock            $     523,977    $     667,183      $      722,818
 Capital Growth                       n/a    $     136,209      $      243,707
 Value                                n/a              n/a      $      330,634

     As a result of the Growth, Income, Short-Term Bond, Money Market, First Start Growth, Intermediate-Term Bond, High-Yield Opportunities, Small Cap Stock, Capital Growth, and Value Funds' expenses exceeding the expense limitations, the Manager did not receive fees to which it would have been entitled as follows:

     FUND                       2000              2001                2002

   Growth                              -                 -       $   2,178,898
   Income                              -                 -       $       5,173
   Money Market               $  586,154      $    191,459                   -
   First Start Growth         $  614,885      $  1,164,290       $   2,454,832
   Intermediate-Term Bond     $  166,334      $     99,065       $     240,509
   High-Yield Opportunities   $  155,528      $    120,915       $      68,396
   Small Cap Stock                     -                 -       $     292,909
   Capital Growth                    n/a      $     94,119       $     445,010
   Value                             n/a               n/a       $     145,811

     Beginning with the month ended July 31, 2002, each Fund's (except the Money Market Fund's) management fees are based upon two components: (1) a base fee, which is accrued daily and paid monthly and computed and paid at an annual rate of average net assets as follows:

                 FUND                                     FEE RATE
         Aggressive Growth Fund                              *
         First Start Growth Fund                           .75%
         Growth Fund                                       .75%
         Growth & Income Fund                              .60%
         High-Yield Opportunities Fund                     .50%
         Income Fund                                       .24%
         Income Stock Fund                                 .50%
         Intermediate-Term Bond Fund                        **
         Science & Technology Fund                         .75%
         Short-Term Bond Fund                              .24%
         Small Cap Stock Fund                              .75%
         Capital Growth Fund                               .85%
         Value                                             .75%

   * THE FEE IS COMPUTED AT ONE-HALF OF ONE PERCENT (.50%) OF THE FIRST $200 MILLION OF AVERAGE NET ASSETS, TWO-FIFTHS OF ONE PERCENT (.40%) FOR THAT PORTION OF AVERAGE NET ASSETS IN EXCESS OF $200 MILLION BUT NOT OVER $300 MILLION, AND ONE-THIRD OF ONE PERCENT (.33%) FOR THAT PORTION OF AVERAGE NET ASSETS IN EXCESS OF $300 MILLION.

   ** THE FEE IS COMPUTED  AT  ONE-HALF  OF ONE PERCENT  (.50%) OF THE FIRST $50
      MILLION OF AVERAGE NET ASSETS, TWO-FIFTHS OF ONE PERCENT (.40%) OF THAT PORTION OF AVERAGE NET ASSETS OVER $50 MILLION BUT NOT OVER $100 MILLION, AND THREE-TENTHS OF ONE PERCENT (.30%) OF THAT PORTION OF AVERAGE NET ASSETS IN EXCESS OF $100 MILLION.

and (2) a performance adjustment that will increase or decrease the base fee depending upon the performance of the funds relative to its Lipper Index. Each fund's performance will be measured as listed below.

        FUND                                   LIPPER INDEX

       Aggressive Growth Fund                  Large-Cap Growth*
       First Start Growth Fund                 Large-Cap Growth
       Growth Fund                             Large-Cap Growth
       Growth & Income Fund                    Multi-Cap Core*
       High-Yield Opportunities Fund           High Yield Debt
       Income Fund                             A Rated Bond
       Income Stock Fund                       Equity Income
       Intermediate-Term Bond Fund             Intermediate Investment Grade
       Science & Technology Fund               Science & Technology
       Short-Term Bond Fund                    Short Investment Grade Bond
       Small Cap Stock Fund                    Small-Cap Core
       Capital Growth Fund                     Small-Cap Growth*
       Value Fund                              Multi-Cap Value

     * PRIOR TO OCTOBER 18, 2002, THE LIPPER PERFORMANCE INDEX FOR THE AGGRESSIVE GROWTH, GROWTH & INCOME, AND CAPITAL GROWTH FUNDS WERE MID-CAP GROWTH, LARGE-CAP CORE, AND MID-CAP GROWTH, RESPECTIVELY.

With respect to the Money Market Fund, the management fee will continue to consist solely of the base fee of .24% of its average net assets.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of each Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. For the month ended July 31, 2002, the performance period generally consisted of the period twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance  period  will  consist of the  current  month plus the  previous  35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart on the next page:

                               FIXED INCOME FUNDS:

           HIGH-YIELD OPPORTUNITIES FUND                 INCOME FUND
            INTERMEDIATE-TERM BOND FUND             SHORT-TERM BOND FUND

OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
             (IN BASIS POINTS)1                     (IN BASIS POINTS AS A
                                                    PERCENTAGE OF A FUNDS
                                                      AVERAGE NET ASSETS)

                 +/- 20 to 50                               +/- 4
                 +/- 51 to 100                              +/- 5
                +/- 101 and greater                         +/- 6

                                  EQUITY FUNDS:

           AGGRESSIVE GROWTH FUND               FIRST START GROWTH FUND
                 GROWTH FUND                     GROWTH & INCOME FUND
              INCOME STOCK FUND                SCIENCE & TECHNOLOGY FUND
            SMALL CAP STOCK FUND                  CAPITAL GROWTH FUND
                 VALUE FUND

OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
             (IN BASIS POINTS)1                     (IN BASIS POINTS AS A
                                                    PERCENTAGE OF A FUNDS
                                                      AVERAGE NET ASSETS)

                 +/- 100 to 400                             +/- 4
                 +/- 401 to 700                             +/- 5
                +/- 701 and greater                         +/- 6

1 BASED ON THE DIFFERENCE BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

     For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

                                                                   Examples

                                 1          2           3           4         5           6
Fund Performance (a)         6.80%      5.30%       4.30%      (7.55%)   (-5.20%)     (3.65%)
Index Performance (a)        4.75%      5.15%       4.70%      (8.50%)   (-3.75%)     (3.50%)
                             -----      -----       -----       -----     ------       -----
Over/Under Performance (b)  + 205      +15           - 40       + 95      - 145         - 15
Annual Adjustment Rate (b)    + 6         0           -4        + 5          - 6          0
Monthly Adjustment Rate (c)  .0049%         n/a      (.0033%)  .0041%       (.0049%)       n/a
Base Fee for Month         $ 221,918  $ 221,918   $ 221,918   $221,918   $ 221,918   $ 221,918
Performance Adjustment        41,650          0     (28,050)    34,850     (41,650)          0
                           -------------------------------------------------------------------
Monthly Fee                $ 263,568  $ 221,918   $ 193,868   $256,768   $ 180,268   $ 221,918
                           ===================================================================

   (A)  AVERAGE ANNUAL PERFORMANCE OVER A 36-MONTH PERIOD
   (B)  IN BASIS POINTS
   (C) ANNUAL ADJUSTMENT RATE DIVIDED BY 365, MULTIPLIED BY 30, AND STATED AS A PERCENTAGE

     Each Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the respective Lipper Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

SUBADVISORY AGREEMENTS

The Manager has entered into Subadvisory Agreements with the Subadvisers identified below under which each Subadviser provides day-to-day discretionary management of the applicable Fund's assets in accordance with that Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Manager and the Board of Directors of the Company.

     Each Subadvisory Agreement will remain in effect with respect to a Fund until October 17, 2004, for the Funds covered by that agreement and will continue in effect from year to year thereafter for each such Fund as long as they are approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement may be terminated with respect to a Fund at any time by vote of a majority of the non-interested directors or by vote of a majority of the outstanding shares of a Fund (as defined in the 1940 Act) or by the Manager or Subadviser on 60 days' written notice; by IMCO at any time; or by the applicable Subadviser on 90 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     For the Aggressive Growth Fund, the Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico). The Manager (not the
Fund) pays Marsico a fee in the annual amount of 0.20% of the Fund's average daily net assets that Marsico manages. Bank of America Corporation (BOA), either individually or through its subsidiaries, owns 100% of Marsico. BOA, a Delaware corporation, is a bank holding company and a financial holding company headquartered in Charlotte, North Carolina.

     For the Growth Fund, the Manager has entered into Subadvisory Agreements with Marsico and Dresdner RCM Global Investors LLC (Dresdner). The Manager (not the Fund) pays Marsico and Dresdner fees in the annual amounts of 0.20% of the portion of the Fund's average daily net assets that Marsico and Dresdner each manage. Dresdner is an indirect wholly-owned subsidiary of Dresdner Bank AG, which, in turn, is an indirect wholly-owned subsidiary of Allianz AG. Founded in 1890 in Germany, Allianz AG is one of the world's leading multi-national insurance and financial services companies. With assets of over one trillion dollars as of December 31, 2001, Allianz provides its clients with a broad range of services in over 70 countries.

     For the Growth & Income Fund, the Manager has entered into a Subadvisory Agreement with Wellington Management Company, LLP (Wellington Management). The Manager (not the Fund) pays Wellington Management a fee in the annual amount of 0.20% of the Fund's average daily net assets that Wellington Management manages. Wellington Management, a Massachusetts limited liability partnership and registered investment adviser, is owned entirely by its 76 partners, all of whom are full-time professional members of the firm. The managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

     For the Income Stock Fund, the Manager has entered into Subadvisory Agreements with The Boston Company Asset Management, LLC (The Boston Company) and Westwood Management Corporation (Westwood). The Manager (not the Fund) pays The Boston Company and Westwood fees in the annual amount of 0.17% and 0.18%, respectively, of the Fund's average daily net assets that The Boston Company and Westwood each manage. The Boston Company is a majority-owned subsidiary of Boston Safe Deposit & Trust Company (BSDT), a state chartered bank. BSDT is a wholly-owned subsidiary of The Boston Company Inc., a bank holding company, which is a wholly-owned subsidiary of Mellon Financial Corporation (Mellon). Mellon is a publicly owned global financial holding company incorporated under Pennsylvania law. Westwood is a wholly-owned subsidiary of Westwood Holdings Group, Inc. (WHG), an institutional asset management company. Prior to June 28, 2002, WHG was a majority-owned subsidiary of SWS Group, Inc., a Dallas-based holding company engaged in investment banking, securities brokerage, securities clearing and trust services.

     For the Science & Technology Fund, the Manager has entered into a Subadvisory Agreement with Wellington Management. The Manager (not the Fund) pays Wellington Management a fee in the annual amount of 0.45% of the Fund's average daily net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average daily net assets for assets over $100 million that Wellington Management manages.

     For the First Start Growth Fund, the Manager has entered into a Subadvisory Agreement with Marsico. The Manager (not the Fund) pays Marsico a fee in the annual amount of 0.20% of the Fund's average daily net assets that Marsico manages.

     For the Small Cap Stock Fund, the Manager has entered into a Subadvisory Agreement with Eagle Asset Management, Inc. (Eagle). The Manager (not the Fund) pays Eagle a fee in the annual amount of 0.56% of the Fund's average daily net assets for the first $100 million in assets that Eagle manages and 0.45% of the Fund's average daily net assets for assets over $100 million that Eagle manages. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. (RJF). RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

     For the Capital Growth Fund, the Manager has entered into a Subadvisory Agreement with Batterymarch Financial Management, Inc. (Batterymarch). The Manager (not the Fund) pays Batterymarch a fee in the annual amount of 0.50% of the Fund's average daily net assets that Batterymarch manages. Batterymarch, a registered investment adviser, is a wholly-owned, independently managed subsidiary of Legg Mason, Inc. (Legg Mason). Legg Mason is a publicly owned diversified financial services holding company incorporated under Maryland law.

     For the Value Fund, the Manager has entered into a Subadvisory Agreement with Westwood Holdings Group, Inc. The Manager (not the Fund) pays Westwood a fee in the annual amount of 0.20% of the Fund's average daily net assets for the first $250 million in assets that it manages and 0.18% of the Fund's average daily net assets for assets over $250 million that it manages. Westwood is a wholly owned subsidiary of Westwood Holdings Group, Inc. (WHG), an institutional asset management company. Prior to June 28, 2002, WHG was a majority owned subsidiary of SWS Group, Inc., a Dallas-based holding company engaged in
investment  banking,   securities  brokerage,   securities  clearing  and  trust
services.

CODES OF ETHICS. The Funds, the Manager, and the Subadvisers each have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Company's Board of Directors reviews the administration of the Codes of Ethics at least annually and receives certifications from the Manager and each Subadviser regarding compliance with the codes of ethics annually.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Company has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (.15%) of the average net assets for each Fund except the Money Market Fund, which is one-tenth of one percent (.10%) of the average net assets for the Money Market Fund and the Aggressive Growth Fund, effective May 1, 2002, is one fourth of one percent (.25%) of the average net assets for the Aggressive Growth Fund. We may also delegate one or more of our responsibilities to others at our expense.

     For the period of August 1, 2001 (effective date of agreement) through July 31, 2002, the Company paid IMCO the following administration and servicing fees:

     FUND                    ADMINISTRATION AND SERVICING FEES

     Aggressive Growth            $     1,633,093
     Growth                       $     1,472,395
     Growth & Income              $     1,527,051
     Income Stock                 $     2,762,025
     Income                       $     2,375,968
     Short-Term Bond              $       677,159
     Money Market                 $     3,711,912
     Science & Technology         $       461,491
     First Start Growth           $       235,927
     Intermediate-Term Bond       $       280,324
     High-Yield Opportunities     $        84,279
     Small Cap Stock              $       143,587
     Capital Growth               $        43,180
     Value                        $        66,127

UNDERWRITER

The Company has an agreement with IMCO for exclusive underwriting and distribution of each Fund's shares on a continuing, best-efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $23 to $26 per account. This fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.

                               GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Company's investments.

COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave. NW, 2nd Floor, Washington, DC 20036-1800, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT AUDITORS

Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, was appointed the Company's independent auditor for the Funds starting with July 31, 2002, fiscal year end audits. KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, was the independent auditor for the previous fiscal year end audits. In these capacities each firm is responsible for the audits of the annual financial statements of each Fund and reporting thereon.

                         CALCULATION OF PERFORMANCE DATA

Information regarding the total return and yield of each Fund is provided under COULD THE VALUE OF YOUR INVESTMENT IN THE FUND FLUCTUATE? in its prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which the Funds' price per share is calculated.

YIELD -- MONEY MARKET FUND

When the Money Market Fund quotes a current annualized yield, it is based on a specified recent seven-calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period; (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return; then (3) multiplying the base period return by 52.14 (365/7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size.

     The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.


             Yield For 7-day Period ended July 30, 2002, was 1.47%. Effective Yield For 7-day Period ended July 31, 2002, was 1.48%.

YIELD -- INCOME FUND, SHORT-TERM BOND FUND, INTERMEDIATE-TERM BOND FUND AND HIGH-YIELD OPPORTUNITIES FUND

The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                       Yield = 2[((a-b)/(cd)+1)*6 -1]

     Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were  entitled  to receive  dividends
               d  =  the maximum offering price per share on the last day of the period

     The 30-day yields for the period ended July 31, 2002, for the Income Fund, Short-Term Bond Fund, Intermediate-Term Bond Fund and High-Yield Opportunities Fund were 5.15%, 4.58%, 5.96%, and 10.08%, respectively.

TOTAL RETURN

The Funds (except for the Money Market Fund) may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods, ended July 31, 2002, or for such lesser periods as the Funds have been in existence. (In addition, each Fund may from time to time advertise performance of the Fund for periods commencing on the date any subadviser(s) began managing the Fund, or for periods of less than one year.)

                                          1        5      10     SINCE INCEPTION
AGGRESSIVE GROWTH FUND                   YEAR    YEARS   YEARS       10/19/81

Return Before Taxes                     -33.56%  -2.36%  7.58%        8.86%
Return After Taxes on Distributions     -33.56%  -3.81%  5.67%        7.36%
Return After Taxes on
 Distributions and Sale of Fund Shares  -20.60%  -1.78%  5.82%        7.19%

                                          1        5      10     SINCE INCEPTION
GROWTH FUND                              YEAR    YEARS   YEARS        4/05/71

Return Before Taxes                     -34.31% -10.18%  3.25%        5.98%
Return After Taxes on Distributions     -34.31% -11.31%   .81%        4.32%
Return After Taxes on
 Distributions and Sale of Fund Shares  -21.06%  -7.33%  2.24%        4.59%

                                          1        5      10     SINCE INCEPTION
GROWTH & Income Fund                     year     years  years       6/01/93

Return Before Taxes                     -22.74%   -.68%   -           8.24%
Return After Taxes on Distributions     -23.41%  -1.78%   -           7.06%
Return After Taxes on
 Distributions and Sale of Fund Shares  -13.35%   -.70%   -           6.52%

                                          1        5      10     SINCE INCEPTION
INCOME STOCK FUND                        YEAR     YEARS  YEARS        5/04/87

Return Before Taxes                     -17.97%   2.23%  8.15%         9.71%
Return After Taxes on Distributions     -19.23%    .01%  5.63%         7.38%
Return After Taxes on
 Distributions and Sale of Fund Shares  -10.38%   1.24%  5.74%         7.24%

                                          1        5      10     SINCE INCEPTION
INCOME FUND                              YEAR     YEARS  YEARS       3/04/74

Return Before Taxes                       3.70%   6.66%  7.06%        9.69%
Return After Taxes on Distributions       1.31%   3.79%  4.11%        6.60%
Return After Taxes on
 Distributions and Sale of Fund Shares    2.23%   3.93%  4.19%        6.54%

                                          1        5      10     SINCE INCEPTION
SHORT-TERM BOND FUND                     YEAR     YEARS  YEARS       6/01/93

Return Before Taxes                      -4.29%   4.13%    -          4.97%
Return After Taxes on Distributions      -6.40%   1.62%    -          2.52%
Return After Taxes on
 Distributions and Sale of Fund Shares   -2.60%   2.07%    -          2.76%

                                          1        5      10     SINCE INCEPTION
SCIENCE & TECHNOLOGY FUND                YEAR     YEARS  YEARS       8/01/97

Return Before Taxes                     -42.03%  -8.79%   -          -8.79%
Return After Taxes on Distributions     -42.03%  -8.89%   -          -8.89%
Return After Taxes on
 Distributions and Sale of Fund Shares  -25.81%  -6.74%   -          -6.74%

                                          1        5      10     SINCE INCEPTION
FIRST START GROWTH FUND                 YEAR      YEARS  YEARS       8/01/97

Return Before Taxes                     -35.23%  -6.56%   -          -6.56%
Return After Taxes on Distributions     -35.23%  -6.64%   -          -6.64%
Return After Taxes on
 Distributions and Sale of Fund Shares  -21.63%  -5.11%   -          -5.11%

                                          1        5      10     SINCE INCEPTION
SMALL CAP STOCK FUND                    YEAR      YEARS   YEARS      8/02/99

Return Before Taxes                      -7.06%     -       -        -1.32%
Return After Taxes on Distributions      -7.06%     -       -        -1.32%
Return After Taxes on
 Distributions and Sale of Fund Shares   -4.33%     -       -        -1.05%

                                          1        5      10     SINCE INCEPTION
INTERMEDIATE-TERM BOND FUND              YEAR     YEARS   YEARS       8/02/99

Return Before Taxes                        .09%      -      -         6.38%
Return After Taxes on Distributions      -2.41%      -      -         3.50%
Return After Taxes on
 Distributions and Sale of Fund Shares     .06%      -      -         3.69%

                                          1        5      10     SINCE INCEPTION
HIGH-YIELD OPPORTUNITIES FUND            YEAR     YEARS   YEARS        8/02/99

Return Before Taxes                     -10.70%     -      -          -.39%
Return After Taxes on Distributions     -14.10%     -      -         -4.37%
Return After Taxes on
 Distributions and Sale of Fund Shares   -6.40%     -      -         -2.07%

                                          1        5      10     SINCE INCEPTION
CAPITAL GROWTH FUND                     YEAR     YEARS   YEARS       10/27/00

Return Before Taxes                     -32.38%     -      -        -38.39%
Return After Taxes on Distributions     -32.38%     -      -        -38.39%
Return After Taxes on
 Distributions and Sale of Fund Shares  -19.88%     -      -        -29.46%

                                          1        5      10     SINCE INCEPTION
VALUE FUND                              YEAR     YEARS   YEARS        8/03/01

Return Before Taxes                      -          -      -         -3.50%
Return After Taxes on Distributions      -          -      -         -3.64%
Return After Taxes on
 Distributions and Sale of Fund Shares   -          -      -         -2.16%

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts.

TOTAL RETURN (BEFORE TAXES)

Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)N = ERV

Where:         P    =    a hypothetical initial payment of $1,000
               T    =    average annual total return
               n    =    number of years
             ERV    =    ending  redeemable  value  of  a   hypothetical  $1,000
                         payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

INSTRUCTIONS:

 1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

 2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

 3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the funds mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the funds shares.

 4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate a funds average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the funds operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)n = ATVD

          Where:  P =  a  hypothetical  initial payment of $1,000
                  T = average annual total return (after taxes on distributions) n = number of years
               ATVD = ending value of a hypothetical  $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period

INSTRUCTIONS:

 1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

 2. Assume all distributions by the fund less the taxes due on such distributions are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

 3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the funds mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the funds shares.

 4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

 5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)

We calculate a Funds average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the funds operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)n = ATVDR

Where:         P = a  hypothetical  initial payment of $1,000
               T = average annual total return (after taxes on distributions) n = number of years
           ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period

INSTRUCTIONS:

 1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

 2. Assume all distributions by the fund less the taxes due on such distributions are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

 3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the funds mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the funds shares.

 4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

 5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

 6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

    (a)  Calculate the capital gain or loss upon  redemption by subtracting  the
         tax  basis  from  the   redemption   proceeds   (after   deducting  any
         nonrecurring charges as specified by Instruction 5).

    (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

    (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

    (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

               APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1.  LONG-TERM DEBT RATINGS:

MOODY'S INVESTOR SERVICE

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated "BBB" exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated "BB" is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated "B" is MORE VULNERABLE to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated "CCC" is CURRENTLY VULNERABLE to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated "C" is CURRENTLY HIGHLY VULNERABLE to nonpayment.

C The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): THE RATINGS FROM "AA" TO "CCC" MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH RATINGS

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC High default risk. "CCC" ratings indicate that default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC High default risk. "CC" ratings indicates that default of some kind appears probable.

C        High default risk. "C" ratings signal imminent default

DDD Default. Securities are not meeting current obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example.

DD Default. "DD" indicates expected recovery of 50% - 90% of such outstandings.

D        Default. "D" the lowest recovery potential, i.e. below 50%.

2. SHORT-TERM DEBT RATINGS:

MOODY'S CORPORATE AND GOVERNMENT

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

           o Leading market positions in well-established industries.
           o High rates of return on funds  employed.
           o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
           o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
           o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

MOODY'S MUNICIPAL

MIG 1/VMIG 1     This designation denotes best quality.  There is present strong
                 protection  by  established  cash  flows,   superior  liquidity
                 support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2     This  designation  denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3     This  designation  denotes  favorable  quality.   All  security
                 elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4     This designation denotes adequate quality.  Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S&P CORPORATE AND GOVERNMENT

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issued designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

S&P MUNICIPAL

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2     Satisfactory  capacity  to  pay  principal  and  interest,   with  some
         vulnerability to adverse financial and economic changes over the term of the notes.

SP-3     Speculative capacity to pay principal and interest.

FITCH RATINGS

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B        Speculative.   Minimal   capacity  for  timely   payment  of  financial
         commitments,   plus  vulnerability  to  near-term  adverse  changes  in
         financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D        Default.  Denotes actual or imminent payment default.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds and other comparable funds in the industry. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. Each Fund or its performance may also be compared to products and services not constituting securities subject to registration under the 1933 Act such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about each Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper that may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper that may cover financial news.

BANK RATE MONITOR, a service that publishes rates on various bank products such as CDs, MMDAs, and credit cards.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CDA/WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

CHICAGO TRIBUNE, a newspaper that may cover financial news.

CONSUMER REPORTS, a monthly magazine that from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper that may cover financial news.

DENVER POST, a newspaper that may quote financial news.

FINANCIAL PLANNING, a monthly magazine that may periodically review mutual fund companies.

FINANCIAL SERVICES WEEK, a weekly newspaper that covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper that may cover financial news.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national   association  of  the  American
investment company industry.

INVESTOR'S BUSINESS DAILY, a newspaper that covers financial news.

KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

LIPPER, A REUTER'S COMPANY, EQUITY FUND PERFORMANCE ANALYSIS, a weekly and monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER, A REUTER'S COMPANY, FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper that may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Taxable First Tier Fund Average."

MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by iMoneyNet, Inc. (formerly IBC Financial Data, Inc.)

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter that covers financial news and rates mutual funds by Morningstar, Inc. (a data service which tracks open-end mutual funds).

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL FUND PERFORMANCE REPORT, a monthly publication of mutual fund performance and rankings, produced by Morningstar, Inc.

MUTUAL FUNDS MAGAZINE, a monthly publication reporting on mutual fund investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. that describes and rates mutual funds.

MUTUAL  FUND  VALUES,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper that may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper that may cover financial news.

PERSONAL INVESTOR, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper that may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper that may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper that may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that covers financial news.

WASHINGTON POST, a newspaper that may cover financial news.

WORTH, a magazine that covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed toward the novice investor.

     In addition to the sources above, performance of our Funds may also be tracked by Lipper, A Reuter's Company, and Morningstar, Inc. A Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective and portfolio holdings. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

     For comparative purposes, unmanaged indexes of comparable securities or economic data may be cited. Examples include the following:

 - Ibbotson Associates, Inc., Stocks, Bonds, Bills, and Inflation Yearbook.

 - Lehman Brothers 1-3 year Government/Credit Index is an unmanaged index of all the government, agency, and corporate bonds longer than one year and less than three years.

 -  Lehman  Brothers  Aggregate  Bond  Index,  is  an  unmanaged  index  of  the
Government/Credit   Undex,  the   Mortgage-Backed   Securities  Index,  and  the
Asset-Backed Securities Index.

 - NASDAQ Industrials, a composite index of approximately 3000 unmanaged securities of industrial corporations traded over the counter.

 - Russell 2000(R) Index is an index that consists of the 2,000 smallest companies in the Russell 3000(R) Index, a widely recognized small cap index.

- Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a widely recognized unmanaged small-cap index consisting of the 2,000 smallest companies within the Russell 3000 Index.

 - S&P 500 Index, a broad-based composite unmanaged index that represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

 - S&P SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

 - Credit Suisse First Boston Global High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market.

     Other sources for total return and other performance data that may be used by a Fund or by those publications listed previously are Schabaker Investment Management and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method, which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.

===============================================================================
                        HOW DOLLAR-COST AVERAGING WORKS

                     $100 Invested Regularly for 5 Periods
                                  Market Trend
           --------------------------------------------------------------------
                  Down                     Up                     Mixed
           --------------------   ---------------------    --------------------
           Share       Shares     Share        Shares      Share       Shares
Investment Price      Purchased   Price       Purchased    Price      Purchased
           --------------------   ---------------------    --------------------

   $100     $10         10         $ 6          16.67       $10         10
    100       9         11.1         7          14.29         9         11.1
    100       8         12.5         7          14.29         8         12.5
    100       8         12.5         9          11.1          9         11.1
    100       6         16.67       10          10           10         10
   ----      --         -----       --          -----        --         -----
   $500  ***$41         62.77   ***$39          66.35    ***$46         54.7

          *Avg. Cost:  $ 7.97    *Avg. Cost:   $ 7.54     *Avg. Cost:  $ 9.14
                        -----                   -----                   -----
         **Avg. Price: $ 8.20   **Avg. Price:  $ 7.80    **Avg. Price: $ 9.20
                        -----                   -----                   -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 **  Average  Price  is  the  sum of the  prices  paid  divided  by  number  of purchases.
***  Cumulative total of share prices used to compute average prices.
===============================================================================

                APPENDIX D - USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.


  -------------------------                     --------------------------
    ASSET ALLOCATION FUNDS                              INDEX FUNDS
  -------------------------                     --------------------------
      Balanced Strategy                           Extended Market Index
    Cornerstone Strategy                           Global Titans Index
   Growth and Tax Strategy                           Nasdaq-100 Index
                                               S&P 500 Index (Reward Shares)
                                               S&P 500 Index (Member Shares)

  ---------------------                        --------------------------
      EQUITY FUNDS                               TAX EXEMPT BOND FUNDS
  ---------------------                        --------------------------
      Aggressive Growth                                 Long-Term
        Capital Growth                               Intermediate-Term
       Emerging Markets                                 Short-Term
      First Start Growth                             State Bond/Income
 Precious Metals and Minerals                        Income Strategy
          Growth
       Growth & Income                         --------------------------
       Income Stock                               TAXABLE BOND FUNDS
       International                           --------------------------
    Science & Technology                                  GNMA
      Small Cap Stock                           High-Yield Opportunities
           Value                                         Income
       World Growth                               Intermediate-Term Bond
                                                      Short-Term Bond

                                                ---------------------------
                                                     MONEY MARKET FUNDS
                                                ---------------------------
                                                       Money Market
                                                 Tax Exempt Money Market
                                                Treasury Money Market Trust

FOREIGN   INVESTING  IS  SUBJECT  TO   ADDITIONAL   RISKS,   SUCH  AS  CURRENCY
FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

"WILSHIRE 4500" IS A TRADEMARK AND "WILSHIRE" IS A SERVICE MARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE. THE USAA
EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED OR ANY OF ITS SUBSIDIARIES OR AFFILIATES, AND MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONES" AND "DOW JONES GLOBAL TITANS INDEXSM" ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

NASDAQ-100(R), NASDAQ-100 INDEX(R), AND NASDAQ(R) ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE USAA NASDAQ-100 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE CORPORATIONS AND THE CORPORATIONS MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

06143-1202

                             USAA MUTUAL FUND, INC.

PART C.      OTHER INFORMATION

Item 23.                          EXHIBITS

1      (a)     Articles of Incorporation dated October 10, 1980 (1)
       (b)     Articles of Amendment dated January 14, 1981 (1)
       (c)     Articles Supplementary dated July 28, 1981 (1)
       (d)     Articles Supplementary dated November 3, 1982 (1)
       (e)     Articles of Amendment dated May 18, 1983 (1)
       (f)     Articles Supplementary dated August 8, 1983 (1)
       (g)     Articles Supplementary dated July 27, 1984 (1)
       (h)     Articles Supplementary dated November 5, 1985 (1)
       (i)     Articles Supplementary dated January 23, 1987 (1)
       (j)     Articles Supplementary dated May 13, 1987 (1)
       (k)     Articles Supplementary dated January 25, 1989 (1)
       (l)     Articles Supplementary dated May 2, 1991 (1)
       (m)     Articles Supplementary dated November 14, 1991 (1)
       (n)     Articles Supplementary dated April 14, 1992 (1)
       (o)     Articles Supplementary dated November 4, 1992 (1)
       (p)     Articles Supplementary dated March 23, 1993 (1)
       (q)     Articles Supplementary dated May 5, 1993 (1)
       (r)     Articles Supplementary dated November 8, 1993 (1)
       (s)     Articles Supplementary dated January 18, 1994 (1)
       (t)     Articles Supplementary dated November 9, 1994 (1)
       (u)     Articles Supplementary dated November 8, 1995 (2)
       (v)     Articles Supplementary dated February 6, 1996 (3)
       (w)     Articles Supplementary dated March 12, 1996 (4)
       (x)     Articles Supplementary dated November 13, 1996 (7)
       (y)     Articles Supplementary dated May 9, 1997 (8)
       (z)     Articles of Amendment dated July 9, 1997 (9)
       (aa)    Articles Supplementary dated November 12, 1997 (10)
       (bb)    Articles Supplementary dated April 3, 1998 (13)
       (cc)    Articles Supplementary dated May 6, 1999 (14)
       (dd)    Articles Supplementary dated November 18, 1999 (16)
       (ee)    Articles Supplementary dated July 19, 2000 (17)
       (ff)      Articles Supplementary dated April 26, 2001 (21)
       (gg)    Articles Supplementary dated June 20, 2001 (22)
       (hh)    Certificate of Correction to Articles Supplementary (22)
       (ii)    Articles of Amendment dated April 24, 2002 (24)
       (jj)    Articles Supplementary dated April 24, 2002 (24)

2              Bylaws, as amended September 17, 2001 (23)

3              SPECIMEN CERTIFICATES FOR SHARES OF
       (a)     Growth Fund (1)
       (b)     Income Fund (1)
       (c)     Money Market Fund (1)
       (d)     Aggressive Growth Fund (1)

Item 23.  EXHIBITS


       (e)     Income Stock Fund (1)
       (f)     Growth & Income Fund (1)
       (g)     Short-Term Bond Fund (1)
       (h)     S&P 500 Index Fund (4)
       (i)     Science & Technology Fund (9)
       (j)     First Start Growth Fund (9)
       (k)     Intermediate-Term Bond Fund (15)
       (l)     High-Yield Opportunities Fund (15)
       (m)     Small Cap Stock Fund (15)
       (n)     Extended Market Index Fund (19)
       (o)     Nasdaq-100 Index Fund (19)
       (p)     Global Titans Index Fund (19)
       (q)     Capital Growth Fund (19)
       (r)     Value Fund (21)

4      (a)     Advisory Agreement dated August 1, 2001 (22)
       (b)     Management  Agreement  dated May 1, 1996 with respect to the
                S&P 500 Index Fund (5)
       (c)     Administration  and Servicing  Agreement dated May 1, 2001, as amended February 20, 2002, with respect to the S&P 500
                Index Fund, Extended Market Index Fund, Nasdaq-100 Index Fund, and Global Titans Index Fund (23)
       (d) Letter Agreement to the Management Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (e)     Management Agreement dated  October 27, 2000 with respect to the Extended Market Index Fund (19) (f) Advisory Agreement dated October 27, 2000 with respect to the Nasdaq-100 Index
                Fund and the Global Titans Index Fund (19)
       (g)     Sub-Advisory Agreement dated October 27, 2000 with respect to the Nasdaq-100 Index Fund and the Global Titans Index Fund (19)
       (h) Accounting Services Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
       (i)     Administration  and Servicing  Agreement dated August 1, 2001, as amended February 20, 2002, with respect to the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Fund, Income Stock Fund, Short-Term Bond Fund, Money Market Fund,
                Science  &   Technology   Fund,   First  Start   Growth  Fund,
                Intermediate-Term Bond Fund, High-Yield Opportunities Fund, Small Cap Stock Fund, and Capital Growth Fund (24)
       (j) Letter Agreement dated August 3, 2001 to the Administration and Servicing Agreement with respect to the Value Fund (22)
       (k) Sub-Advisory Agreement dated August 10, 2001 with respect to the S&P 500 Index Fund (22)
       (l) Investment Accounting Agreement dated August 10, 2001 with respect to the S&P 500 Index Fund (22)
       (m)     Advisory Agreement dated October 18, 2002 (filed  herewith)
       (n) Subadvisory Agreement dated October 18, 2002, between IMCO and Batterymarch Financial Management, Inc. with respect to Capital Growth Fund (filed herewith)
       (o)     Subadvisory Agreement dated October 18, 2002, between
               IMCO and The Boston Company Asset Management, LLC with respect to Income Stock Fund (filed herewith)
       (p)     Subadvisory Agreement dated October 18, 2002,  between
                IMCO and Dresdner RCM Global Investors LLC with respect to Growth Fund (filed herewith)
       (q) Subadvisory Agreement dated October 18, 2002, between IMCO and Eagle Asset Management, Inc. with respect to Small Cap
                Stock Fund (filed herewith)

Item 23.                      EXHIBITS


       (r) Subadvisory Agreement dated October 18, 2002, between IMCO and Marsico Capital Management,LLC with respect to Aggressive Growth Fund, Growth Fund, and First Start Growth Fund
                (filed herewith)
       (s)     Subadvisory Agreement dated October 18, 2002, between
               IMCO and Wellington Management Company, LLP with respect to Growth & Income Fund and Science & Technology Fund (filed herewith)
       (t)     Subadvisory Agreement dated October 18, 2002, between
               IMCO and Westwood Management Corporation with respect to Income Stock Fund and Value Fund (filed herewith)

5      (a)     Underwriting Agreement dated July 25, 1990 (1)
       (b)     Letter Agreement to the Underwriting Agreement dated June 1,
                1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
       (c) Letter Agreement to the Underwriting Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)
       (d) Letter Agreement to the Underwriting Agreement dated August 1, 1997 adding Science & Technology Fund and First Start Growth Fund (9)
       (e) Letter Agreement to the Underwriting Agreement dated August 2, 1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
       (f)     Letter Agreement to the Underwriting Agreement dated October
                27, 2000 adding the Extended Market Index Fund, the Nasdaq-100 Index Fund, the Global Titans Index Fund, and the Capital Growth Fund (19)
       (g) Letter Agreement to the Underwriting Agreement dated August 3, 2001 adding the Value Fund (22)

6              Not Applicable

7      (a)     Amended and Restated Custodian  Agreement dated July 1, 2001 (22)
       (b)     Subcustodian  Agreement dated March 24, 1994 (3)
       (c)     Custodian Agreement dated  May 1, 1996 with  respect to the
                S&P 500Index Fund (5)
       (d)     Subcustodian Agreement dated May 1, 1996 with respect to the
                S&P 500  Index Fund (5)
       (e) Letter Agreement to the Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (f) Custody Letter Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
       (g)     Addendum to the Custody  Letter Agreement dated October 27,
                2000 with respect to the Extended Market Index Fund (19)
       (h)     Letter Agreement to the Custodian Agreement dated August 3,
                2001 with respect to the Value Fund (22)

8      (a)     Articles of Merger dated January 30, 1981 (1)
       (b)     Transfer Agency Agreement dated November 13, 2002
                (filed herewith)
       (c) Master Revolving Credit Facility Agreement with Bank of America dated January 10, 2002 (23)
       (d) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 9, 2002 (23)
       (e) Master-Feeder Participation Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
       (f)     License Agreement for Nasdaq-100 Index Fund dated October
                27, 2000 (19)
       (g)     License Agreement for Global Titans Index Fund dated
                October 27, 2000 (19)
       (h) Sublicense Agreement for Extended Market Index Fund dated October 27, 2000 (19)
       (i) Commodity Customer's Agreement for the Nasdaq-100 Index Fund and the Global Titans Index Fund dated October 27, 2000 (19)

Item 23.                           EXHIBITS


9      (a)     Opinion  and  Consent  of  Counsel  with  respect  to the
                Aggressive Growth Fund, Growth Fund, Income Fund, Income Stock Fund, Growth & Income Fund, Short-Term Bond Fund, Science & Technology, First Start Growth Fund, Money Market Fund, Intermediate-Term Bond Fund, High-Yield Opportunities Fund, Small Cap Stock Fund, Capital Growth Fund, and Value Fund (Filed herewith)
       (b) Opinion and Consent of Counsel with respect to the S&P 500 Index Fund (Member Shares and Reward Shares), Extended Market Index Fund, Nasdaq-100 Index Fund, and Global Titans Index Fund (24)

10             Independent Auditors' Consent  (filed herewith)

11             Omitted financial statements - Not Applicable

12             SUBSCRIPTIONS AND INVESTMENT LETTERS
       (a) Subscription and Investment Letter for Growth & Income Fund and Short-Term Bond Fund (1)
       (b)     Subscription and Investment Letter for S&P 500 Index Fund (5)
       (c) Subscription and Investment Letter for Science & Technology Fund and First Start Growth Fund (9)
       (d) Subscription and Investment Letter for the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
       (e) Subscription and Investment Letter for the Extended Market Index Fund, Nasdaq-100 Index Fund, Global Titans Index Fund, and Capital Growth Fund (19)
       (f)     Subscription and Investment Letter for the Value Fund (22)

13             12b-1 Plan  - Not Applicable


14             Amended 18f-3 Plan  (25)


15             Reserved


16             CODE OF ETHICS
       (a)     USAA Investment Management Company (25)
       (b)     Deutsche Asset Management, Inc. (20)
       (c)     Merrill Lynch Investment Managers (18)
       (d)     Barclays Global Investors, N.A. (18)
       (e)     Batterymarch Financial Management, Inc. (25)
       (f)     The Boston Company Asset Management, LLC  (25)
       (g)     Dresdner RCM Global Investors LLC (25)
       (h)     Eagle Asset Management, Inc. (25)
       (i)     Marsico Capital Management, LLC (25)
       (j)     Wellington Management Company, LLP (25)
       (k)     Westwood Management Corporation (25)

17             POWERS OF ATTORNEY
       (a) Powers of Attorney for David G. Peebles, Robert L. Mason, Richard A. Zucker, Barbara B. Dreeben, and Michael F. Reimherr dated April 18, 2000 (16)
       (b)     Power of Attorney for Robert G. Davis dated July 19, 2000 (17)
       (c)     Power of Attorney for Laura T. Starks dated February 15, 2001
                (20)
       (d)     Power of Attorney for Christopher W. Claus dated May 18, 2001
                (21)

Item 23.                           EXHIBITS


       (e)     Power of Attorney for David M. Holmes dated September 27, 2001
                (22)

---------
(1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

(2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

(3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

(4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

(5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 11, 1996.

(6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 1996.

(7) Previously filed with Post-Effective Amendment No. 44 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 21, 1997.

(8) Previously filed with Post-Effective Amendment No. 45 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 16, 1997.

(9) Previously filed with Post-Effective Amendment No. 46 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1997.

(10) Previously filed with Post-Effective Amendment No. 47 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1998.

(11) Previously filed with Post-Effective Amendment No. 48 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 27, 1998.

(12) Previously filed with Post-Effective Amendment No. 49 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1998.

(13) Previously filed with Post-Effective Amendment No. 50 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1999.

(14) Previously filed with Post-Effective Amendment No. 51 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 14, 1999.

(15) Previously filed with Post-Effective Amendment No. 52 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30, 1999.

(16) Previously filed with Post-Effective Amendment No. 53 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 28, 2000.

(17) Previously filed with Post-Effective Amendment No. 54 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on August 4, 2000.

(18) Previously filed with Post-Effective Amendment No. 55 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 27, 2000.

(19) Previously filed with Post-Effective Amendment No. 56 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30, 2000.

(20) Previously filed with Post-Effective Amendment No. 57 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 30, 2001.

(21) Previously filed with Post-Effective Amendment No. 58 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 18, 2001.

(22) Previously filed with Post-Effective Amendment No. 59 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 2001.

(23) Previously filed with Post-Effective Amendment No. 60 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on March 1, 2002.

(24) Previously filed with Post-Effective Amendment No. 61 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 29, 2002.

(25) Previously filed with Post-Effective Amendment No. 62 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 2, 2002.


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

              Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

Item 25.      INDEMNIFICATION

              Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

        (a) THE DIRECTOR AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant.

        (b) STATUTORY INDEMNIFICATION PROVISIONS. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed that, (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent, or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent, or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, or its equivalent creates a rebuttable presumption that the director, officer, agent, or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent, or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent, or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances even if the appropriate standard of conduct set forth above was not met.

              Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

              Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

              Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund and Portfolio Management" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company."

              With respect to certain funds of the Registrant, IMCO currently engages the following subadvisers:

                (a) Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston,
                        Massachusetts 02109, serves as a subadviser to the Science & Technology Fund and Growth & Income Fund. The information required by this Item 26 with respect to each director and officer of Wellington Management is incorporated herein by reference to Wellington Management's current Form ADV as amended and filed with the SEC.

                (b) Dresdner RCM Global Advisors LLC (Dresdner), located at 4 Embarcadero Center, San Francisco, California 94111, serves as a subadviser to the Growth Fund. The information required by this Item 26 with respect to each director and officer of Dresdner is incorporated herein by reference to Dresdner's current Form ADV as amended and filed with the SEC.

                (c) The Boston Company Asset Management, LLC (The Boston Company), located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108-4408, serves as a subadviser to the Income Stock Fund. The information required by this Item 26 with respect to each director and officer of The Boston Company is incorporated herein by reference to The Boston Company's current Form ADV as amended and filed with the SEC.

                (d) Marsico Capital Management, LLC (Marsico), located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202, serves as a subadviser to the Growth Fund, Aggressive Growth Fund, and First Start Growth Fund. The information required by this Item 26 with respect to each director and officer of Marsico is incorporated herein by reference to Marsico's current Form ADV as amended and filed with the SEC.

                (e) Westwood Management Corporation (Westwood), located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201, serves as a subadviser to the Income Stock Fund and Value Fund. The information required by this Item 26 with respect to each director and officer of Westwood is incorporated herein by reference to Westwood's current Form ADV as amended and filed with the SEC.

                (f) Batterymarch Financial Management, Inc. (Batterymarch), located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as a subadviser to the Capital Growth Fund. The information required by this Item 26 with respect to each director and officer of Batterymarch is incorporated herein by reference to Batterymarch's current Form ADV as amended and filed with the SEC.

                (g) Eagle Asset Management, Inc. (Eagle), located at 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as a subadviser to the Small Cap Stock Fund. The information required by this Item 26 with respect to each director and officer of Eagle is incorporated herein by reference to Eagle's current Form ADV as amended and filed with the SEC.

Item 27.      PRINCIPAL UNDERWRITERS

        (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust.

        (b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.

NAME AND PRINCIPAL          POSITION AND OFFICES          POSITION AND OFFICES
 BUSINESS ADDRESS             WITH UNDERWRITER              WITH REGISTRANT

Robert G. Davis             Director and Chairman         Director and
9800 Fredericksburg Road    of the Board of               Chairman of the
San Antonio, TX 78288       Directors                     Board of Directors

Christopher W. Claus        Chief Executive Officer,      President, Director
9800 Fredericksburg Road    President, Director, and      and Vice Chairman of
San Antonio, TX 78288       Vice Chairman of the          the Board of Directors
Board of Directors

Mark S. Howard              Senior Vice President,        Secretary
9800 Fredericksburg Road    Securities  Counsel and
San Antonio, TX 78288       Compliance, and
                            Secretary

Clifford A. Gladson         Senior Vice President,        Vice President
9800 Fredericksburg Road    Fixed Income Investments
San Antonio, TX 78288

David M. Holmes             Senior Vice President,        Treasurer
9800 Fredericksburg Road    Senior Financial Officer,
San Antonio, TX 78288       and Treasurer

Mark S. Rapp                Senior Vice President,        None
9800 Fredericksburg Road    Marketing
San Antonio, TX 78288

        (c)   Not Applicable

Item 28.      LOCATION OF ACCOUNTS AND RECORDS

              The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

       USAA Investment Management Company           Bankers Trust Company
       9800 Fredericksburg Road                     130 Liberty Street
       San Antonio, Texas 78288                     New York, New York  10006

       USAA Shareholder Account Services            Chase Manhattan Bank
       9800 Fredericksburg Road                     4 Chase MetroTech
       San Antonio, Texas 78288                     18th Floor
                                                    Brooklyn, New York  11245
       State Street Bank and Trust Company
       1776 Heritage Drive
       North Quincy, Massachusetts 02171

       Wellington Management Company, LLP
       75 State Street
       Boston, Massachusetts 02109
       (records relating to its functions as a subadviser with respect to the Science & Technology Fund and Growth & Income Fund)

       Dresdner RCM Global Advisors LLC
       4 Embarcadero Center
       San Francisco, California 94111
       (records relating to its functions as a subadviser with respect to the Growth Fund)

       The Boston Company Asset Management LLC
       Mellon Financial Center
       One Boston Place
       Boston, Massachusetts 02108-4408
       (records relating to its functions as a subadviser with respect to the Income Stock Fund)

       Marsico Capital Management, LLC
       1200 Seventeenth Street
       Suite 1300
       Denver, Colorado 80202
       (records relating to its functions as a subadviser with respect to the Growth Fund, Aggressive Growth Fund, and First Start Growth Fund)

       Westwood Management Corporation
       300 Crescent Court
       Suite 1300
       Dallas, Texas 75201
       (records relating to its functions as a subadviser with respect to the Income Stock Fund and Value Fund)

       Batterymarch Financial Management, Inc.
       200 Clarendon Street
       Boston, Massachusetts 02116
       (records relating to its functions as a subadviser with respect to the Capital Growth Fund)

       Eagle Asset Management, Inc.
       880 Carillon Parkway
       St. Petersburg, Florida 33716
       (records relating to its functions as a subadviser to the Small Cap Stock
       Fund)


Item 29.      Management Services

              Not Applicable

Item 30.      Undertakings

              None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement pursuant to Rule 48b(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 13th day of November 2002.

                                    USAA MUTUAL FUND, INC.

                                    /S/ CHRISTOPHER W. CLAUS
                                    ------------------------
                                    Christopher W. Claus
                                    President

     Pursuant to the requirements of the Securities Act, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

   (Signature)                      (Title)                   (Date)

/S/ ROBERT G. DAVIS            Chairman of the              November 13, 2002
-------------------------      Board of Directors
Robert G. Davis

/S/ CHRISTOPHER W. CLAUS       Vice Chairman of the Board   November 13, 2002
-------------------------      of Directors and President
Christopher W. Claus           (Principal Executive Officer)

                               Treasurer (Principal
/S/ DAVID M. HOLMES            Financial and                November 13, 2002
-------------------------      Accounting Officer)
David M. Holmes

/S/ BARBARA B. DREEBEN                                      November 13, 2002
------------------------
Barbara B. Dreeben             Director

/S/ ROBERT L. MASON                                         November 13, 2002
------------------------
Robert L. Mason                Director

/S/ MICHAEL F. REIMHERR                                     November 13, 2002
------------------------
Michael F. Reimherr            Director

/S/ LAURA T. STARKS                                         November 13, 2002
------------------------
Laura T. Starks                Director

/S/ RICHARD A. ZUCKER                                       November 13, 2002
------------------------
Richard A. Zucker              Director

EXHIBIT                                ITEM                           PAGE NO.

1      (a)     Articles of Incorporation dated October 10, 1980 (1)
       (b)     Articles of Amendment dated January 14, 1981 (1)
       (c)     Articles Supplementary dated July 28, 1981 (1)
       (d)     Articles Supplementary dated November 3, 1982 (1)
       (e)     Articles of Amendment dated May 18, 1983 (1)
       (f)     Articles Supplementary dated August 8, 1983 (1)
       (g)     Articles Supplementary dated July 27, 1984 (1)
       (h)     Articles Supplementary dated November 5, 1985 (1)
       (i)     Articles Supplementary dated January 23, 1987 (1)
       (j)     Articles Supplementary dated May 13, 1987 (1)
       (k)     Articles Supplementary dated January 25, 1989 (1)
       (l)     Articles Supplementary dated May 2, 1991 (1)
       (m)     Articles Supplementary dated November 14, 1991 (1)
       (n)     Articles Supplementary dated April 14, 1992 (1)
       (o)     Articles Supplementary dated November 4, 1992 (1)
       (p)     Articles Supplementary dated March 23, 1993 (1)
       (q)     Articles Supplementary dated May 5, 1993 (1)
       (r)     Articles Supplementary dated November 8, 1993 (1)
       (s)     Articles Supplementary dated January 18, 1994 (1)
       (t)     Articles Supplementary dated November 9, 1994 (1)
       (u)     Articles Supplementary dated November 8, 1995 (2)
       (v)     Articles Supplementary dated February 6, 1996 (3)
       (w)     Articles Supplementary dated March 12, 1996 (4)
       (x)     Articles Supplementary dated November 13, 1996 (7)
       (y)     Articles Supplementary dated May 9, 1997 (8)
       (z)     Articles of Amendment dated July 9, 1997 (9)
       (aa)    Articles Supplementary dated November 12, 1997 (10)
       (bb)    Articles Supplementary dated April 3, 1998 (13)
       (cc)    Articles Supplementary dated May 6, 1999 (14)
       (dd)    Articles Supplementary dated November 18, 1999 (16)
       (ee)    Articles Supplementary dated July 19, 2000 (17)
       (ff)    Articles Supplementary dated April 26, 2001 (21)
       (gg)    Articles Supplementary dated June 20, 2001 (22)
       (hh)    Certificate of Correction to Articles Supplementary (22)
       (ii)    Articles of Amendment dated April 24, 2002 (24)
       (jj)    Articles Supplementary dated April 24, 2002 (24)

2              Bylaws, as amended September 17, 2001 (23)

3              SPECIMEN CERTIFICATES FOR SHARES OF
       (a)     Growth Fund (1)
       (b)     Income Fund (1)
       (c)     Money Market Fund (1)
       (d)     Aggressive Growth Fund (1)

EXHIBIT                               ITEM                            PAGE NO.*

       (e)     Income Stock Fund (1)
       (f)     Growth & Income Fund (1)
       (g)     Short-Term Bond Fund (1)
       (h)     S&P 500 Index Fund (4)
       (i)     Science & Technology Fund (9)
       (j)     First Start Growth Fund (9)
       (k)     Intermediate-Term Bond Fund (15)
       (l)     High-Yield Opportunities Fund (15)
       (m)     Small Cap Stock Fund (15)
       (n)     Extended Market Index Fund (19)
       (o)     Nasdaq-100 Index Fund (19)
       (p)     Global Titans Index Fund (19)
       (q)     Capital Growth Fund (19)
       (r)     Value Fund (21)

   4   (a)     Advisory Agreement dated August 1, 2001 (22)
       (b)     Management Agreement dated May 1, 1996 with respect to the
                S&P 500 Index Fund (5)
       (c)     Administration and Servicing Agreement dated February 1,
                2001, as amended February 20, 2002 with respect to the S&P
                500 Index Fund, Extended Market Index Fund, Nasdaq-100
                Index Fund, and Global Titans Index Fund (23)
       (d) Letter Agreement to the Management Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (e) Management Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
       (f) Advisory Agreement dated October 27, 2000 with respect to the Nasdaq-100 Index Fund and the Global Titans Index Fund (19)
       (g) Sub-Advisory Agreement dated October 27, 2000 with respect to the Nasdaq-100 Index Fund and the Global Titans Index
                Fund (19)
       (h) Accounting Services Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
       (i)     Administration and Servicing Agreement dated August 1, 2001, as amended February 20, 2002, with respect to the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Fund, Income Stock Fund, Short-Term Bond Fund, Money Market Fund, Science & Technology Fund, First tart Growth Fund, Intermediate-Term Bond Fund, High-Yield Opportunities Fund, Small Cap Stock Fund, and Capital Growth Fund (24)
       (j)     Letter Agreement dated August 3, 2001 to the Administration and Servicing Agreement with respect to the Value Fund (22)
       (k)     Sub-Advisory Agreement dated August 10, 2001 with respect to the S&P 500 Index Fund (22)
       (l) Investment Accounting Agreement dated August 10, 2001 with respect to the S&P 500 Index Fund (22)
       (m)     Advisory Agreement dated October 18, 2002
                (filed herewith)                                            669
       (n)     Subadvisory Agreement dated October 18, 2002, between
                IMCO and Batterymarch Financial Management, Inc. with
                respect to Capital Growth Fund (filed herewith)             687
       (o)     Subadvisory  Agreement  dated October 18, 2002,
                between IMCO and The Boston Company Asset Management,
                LLC with respect to Income Stock Fund (filed herewith)      701

EXHIBIT                               ITEM                             PAGE NO.

       (p)     Subadvisory Agreement dated October 18, 2002, between
                IMCO and Dresdner RCM Global Investors LLC with respect
                to Growth Fund (filed herewith)                             715
       (q)     Subadvisory Agreement dated October 18, 2002, between
                IMCO and Eagle Asset Management, Inc. with respect to
                Small Cap Stock Fund (filed herewith)                       729
       (r)     Subadvisory Agreement dated October 18, 2002, between
                IMCO and Marsico Capital Management, LLC with respect
                to Aggressive Growth Fund, Growth Fund, and First Start
                Growth Fund (filed herewith)                                743
       (s)     Subadvisory Agreement dated October 18, 2002, between
                IMCO and Wellington Management Company, LLP with respect
                to Growth & Income and Science & Technology Fund
                (filed herewith)                                            758
       (t)     Subadvisory Agreement dated October 18, 2002, between
                IMCO and Westwood Management Corporation (filed herewith)   773

5      (a)     Underwriting Agreement dated July 25, 1990 (1)
       (b)     Letter Agreement to the Underwriting Agreement dated
                June 1, 1993 adding Growth & Income Fund and Short-Term
                Bond Fund (1)
       (c)     Letter Agreement to the Underwriting Agreement dated
                May 1, 1996 adding S&P 500 Index Fund (5)
       (d)     Letter Agreement to the Underwriting Agreement dated
                August 1, 1997 adding Science & Technology Fund and First Start Growth Fund (9)
       (e)     Letter Agreement to the Underwriting Agreement dated
                August 2, 1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
       (f)     Letter Agreement to the Underwriting Agreement dated
                October 27, 2000 adding the Extended Market Index Fund,
                the Nasdaq-100 Index Fund, the Global Titans Index
                Fund, and the Capital Growth Fund  (19)
       (g)     Letter Agreement to the Underwriting Agreement dated
                August 3, 2001 adding the Value Fund (22)

6              Not Applicable

7      (a)     Amended and Restated Custodian Agreement dated July 1, 2001 (22)
       (b)     Subcustodian Agreement dated March 24, 1994 (3)
       (c)     Custodian Agreement dated May 1, 1996 with respect to the
                S&P 500 Index Fund (5)
       (d) Subcustodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (e) Letter Agreement to the Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
       (f) Custody Letter Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
       (g)     Addendum to Custody Letter Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
       (h)     Letter Agreement to the Custodian Agreement dated
                August 3, 2001 with respect to the Value Fund (22)

8      (a)     Articles of Merger dated January 30, 1981 (1)
       (b)     Transfer Agency Agreement dated November 13, 2002
                     (filed herewith)                                       787
       (c)     Master Revolving Credit Facility Agreement with Bank of
                America dated January 10, 2002 (23)
       (d)     Master Revolving Credit Facility Agreement with USAA
                Capital Corporation dated January 9, 2002  (23)

       (e) Master-Feeder Participation Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
       (f)     License Agreement for Nasdaq-100 Index Fund dated
                October 27, 2000 (19)
       (g)     License Agreement for Global Titans Index Fund dated
                October 27, 2000 (19)
       (h) Sublicense Agreement for the Extended Market Index Fund dated October 27, 2000 (19)
       (i)     Commodity Customer's Agreement for the Nasdaq-100 Index
                Fund and Global Titans Index Fund dated October 27, 2000 (19)

9      (a)     Opinion and Consent of Counsel with respect to the
                Aggressive Growth Fund, Growth Fund, Income Fund,
                Income Stock Fund, Growth & Income Fund, Short-Term
                Bond Fund, Science & Technology, First Start Growth Fund,
                Money Market Fund, Intermediate-Term Bond Fund, High-Yield Opportunities Fund, Small Cap Stock Fund, Capital Growth
                Fund, and Value Fund (Filed herewith)                       800
       (b) Opinion and Consent of Counsel with respect to the S&P 500 Index Fund (Member Shares and Reward Shares),
                Extended Market Index Fund, Nasdaq-100 Index Fund, and Global Titans Index Fund (24)

10             Independent Auditors' Consent (filed herewith)               803

11             Omitted financial statements - Not Applicable

12             SUBSCRIPTIONS AND INVESTMENT LETTERS
       (a)     Subscription and Investment Letter for Growth & Income
                Fund and Short-Term Bond Fund (1)
       (b)     Subscription and Investment Letter for S&P 500 Index Fund (5)
       (c) Subscription and Investment Letter for Science & Technology Fund and First Start Growth Fund (9)
       (d) Subscription and Investment Letter for the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
       (e) Subscription and Investment Letter for the Extended Market Index Fund, Nasdaq-100 Index Fund, Global Titans Index Fund, and Capital Growth Fund (19)
       (f)     Subscription and Investment Letter for the Value Fund (22)

13             12b-1 Plan - Not Applicable

14             Amended 18f-3 Plan (25)

15             Reserved

16             CODE OF ETHICS
       (a)     USAA Investment Management Company (25)
       (b)     Deutsche Asset Management, Inc. (20)
       (c)     Merrill Lynch Investment Mangers (18)
       (d)     Barclays Global Investors, N.A. (18)
       (e)     Batterymarch Financial Management, Inc. (25)
       (f)     The Boston Company Asset Management, LLC (25)
       (g)     Dresdner RCM Global Investors LLC (25)
       (h)     Eagle Asset Management, Inc. (25)
       (i)     Marsico Capital Management, LLC (25)
       (j)     Wellington Management Company, LLP (25)

EXHIBIT                              ITEM                               PAGE NO.

       (k)     Westwood Management Corporation (25)

17             POWERS OF ATTORNEY
       (a) Powers of Attorney for David G. Peebles, Robert L. Mason, Richard A. Zucker, Barbara B. Dreeben, and Michael F. Reimherr dated April 18, 2000 (16)
       (b)     Power of Attorney for Robert G. Davis dated July 19, 2000 (17)
       (c)     Power of Attorney for Laura T. Starks dated February 15,
                2001 (20)
       (d)     Power of Attorney for Christopher W. Claus dated April
                26, 2001 (21)
       (e)     Power of Attorney for David M. Holmes dated September 27,
                2001 (22)

--------
  (1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

  (2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

  (3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

  (4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

  (5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 11, 1996.

  (6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 1996.

  (7) Previously filed with Post-Effective Amendment No. 44 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 21, 1997.

  (8) Previously filed with Post-Effective Amendment No. 45 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 16, 1997.

  (9) Previously filed with Post-Effective Amendment No. 46 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1997.

  (10) Previously filed with Post-Effective Amendment No. 47 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1998.

  (11) Previously filed with Post-Effective Amendment No. 48 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 27, 1998.

  (12) Previously filed with Post-Effective Amendment No. 49 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1998.

  (13) Previously filed with Post-Effective Amendment No. 50 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1999.

  (14) Previously filed with Post-Effective Amendment No. 51 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May
        14, 1999.

  (15) Previously filed with Post-Effective Amendment No. 52 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30, 1999.

  (16) Previously filed with Post-Effective Amendment No. 53 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 28, 2000.

  (17) Previously filed with Post-Effective Amendment No. 54 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on August 4, 2000.

  (18) Previously filed with Post-Effective Amendment No. 55 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 27, 2000.

  (19) Previously filed with Post-Effective Amendment No. 56 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30, 2000.

  (20) Previously filed with Post-Effective Amendment No. 57 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 30, 2001.

  (21) Previously filed with Post-Effective Amendment No. 58 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May
      18, 2001.

  (22) Previously filed with Post-Effective Amendment No. 59 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 2001.

  (23) Previously filed with Post-Effective Amendment No. 60 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on March 1, 2002.

  (24) Previously filed with Post-Effective Amendment No. 61 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 29, 2002.

  (25) Previously filed with Post-Effective Amendment No. 62 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 2, 2002.

   * Refers to sequentially numbered page